Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Feb. 01, 2013 Common stock	Feb. 01, 2013 Class B convertible common stock
Entity Registrant Name	IAC/INTERACTIVECORP
Entity Central Index Key	0000891103
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,754,179,431
Entity Common Stock, Shares Outstanding			78,471,784	5,789,499
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 749,977	$ 704,153
Marketable securities	20,604	165,695
Accounts receivable, net of allowance of $11,088 and $7,309, respectively	229,830	177,030
Other current assets	156,339	112,255
Total current assets	1,156,750	1,159,133
Property and equipment, net	270,512	259,588
Goodwill	1,616,154	1,358,524
Intangible assets, net	482,904	378,107
Long-term investments	161,278	173,752
Other non-current assets	118,230	80,761
TOTAL ASSETS	3,805,828	3,409,865
LIABILITIES:
Current maturities of long-term debt	15,844
Accounts payable, trade	98,314	64,398
Deferred revenue	155,499	126,297
Accrued expenses and other current liabilities	355,232	343,490
Total current liabilities	624,889	534,185
Long-term debt, net of current maturities	580,000	95,844
Income taxes payable	479,945	450,533
Deferred income taxes	323,403	302,213
Other long-term liabilities	31,830	16,601
Redeemable noncontrolling interests	58,126	50,349
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	11,607,367	11,280,173
Accumulated deficit	(318,519)	(477,785)
Accumulated other comprehensive loss	(32,169)	(12,443)
Treasury stock 182,878,295 and 167,342,069 shares, respectively	(9,601,218)	(8,885,146)
Total IAC shareholders' equity	1,655,728	1,905,049
Noncontrolling interests	51,907	55,091
Total shareholders' equity	1,707,635	1,960,140
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,805,828	3,409,865
Common stock
SHAREHOLDERS' EQUITY:
Common stock	251	234
Class B convertible common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 16	$ 16

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance (in dollars)	$ 11,088	$ 7,309
Treasury stock, shares	182,878,295	167,342,069
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	250,982,079	234,100,950
Common stock, outstanding shares	78,471,784	77,126,881
Class B convertible common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	16,157,499	16,157,499
Common stock, outstanding shares	5,789,499	5,789,499

CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,800,933	$ 2,059,444	$ 1,636,815
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	992,470	761,244	593,816
Selling and marketing expense	898,761	614,174	492,206
General and administrative expense	396,013	328,728	316,500
Product development expense	101,869	78,760	65,097
Depreciation	52,481	56,719	63,897
Amortization of intangibles	35,771	22,057	27,472
Goodwill impairment			28,032
Total costs and expenses	2,477,365	1,861,682	1,587,020
Operating income	323,568	197,762	49,795
Equity in losses of unconsolidated affiliates	(25,345)	(36,300)	(25,676)
Other (expense) income, net	(9,161)	10,060	(1,433)
Earnings from continuing operations before income taxes	289,062	171,522	22,686
Income tax (provision) benefit	(119,215)	4,047	(32,079)
Earnings (loss) from continuing operations	169,847	175,569	(9,393)
Gain on Liberty Exchange			140,768
Loss from discontinued operations, net of tax	(9,051)	(3,992)	(37,023)
Net earnings	160,796	171,577	94,352
Net (earnings) loss attributable to noncontrolling interests	(1,530)	2,656	5,007
Net earnings attributable to IAC shareholders	159,266	174,233	99,359
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 1.95	$ 2.05	$ (0.04)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 1.81	$ 1.89	$ (0.04)
Basic earnings (loss) per share (in dollars per share)	$ 1.85	$ 2.01	$ 0.93
Diluted earnings (loss) per share (in dollars per share)	$ 1.71	$ 1.85	$ 0.93
Dividends declared per share (in dollars per share)	$ 0.72	$ 0.12	$ 0
Non-cash compensation expense by function:
Total non-cash compensation expense	85,625	88,588	84,280
Cost of revenue
Non-cash compensation expense by function:
Total non-cash compensation expense	6,219	5,359	4,510
Selling and marketing expense
Non-cash compensation expense by function:
Total non-cash compensation expense	4,760	4,807	4,228
General and administrative expense
Non-cash compensation expense by function:
Total non-cash compensation expense	68,640	70,894	69,082
Product development expense
Non-cash compensation expense by function:
Total non-cash compensation expense	$ 6,006	$ 7,528	$ 6,460

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net earnings	$ 160,796	$ 171,577	$ 94,352
Other comprehensive income (loss):
Change in foreign currency translation adjustment (net of tax benefit of $4,711 in 2010)	712	(49,438)	(4,504)
Change in net unrealized (losses) gains on available-for-sale securities (net of tax benefit of $3,981 in 2012, tax provision of $5,460 in 2011, and tax benefit of $1,555 in 2010)	(19,827)	11,212	(2,720)
Total other comprehensive loss	(19,115)	(38,226)	(7,224)
Comprehensive income	141,681	133,351	87,128
Comprehensive (income) loss attributable to noncontrolling interests	(2,141)	10,893	5,274
Comprehensive income attributable to IAC shareholders	$ 139,540	$ 144,244	$ 92,402

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Change in foreign currency translation adjustment, tax provision (benefit)			$ (4,711)
Change in net unrealized gains (losses) on available-for-sale securities, tax provision (benefit)	$ (3,981)	$ 5,460	$ (1,555)

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Redeemable Noncontrolling Interest	Total IAC Shareholders' Equity	Common Stock	Common Stock Class B convertible common stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests
Balance at the beginning of the period at Dec. 31, 2009		$ 28,180
Balance at the beginning of the period at Dec. 31, 2009	2,746,961		2,746,961	223	16	10,942,128	(751,377)	24,503	(7,468,532)
Balance at the beginning of the period (in shares) at Dec. 31, 2009				222,658	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) for the year	99,359		99,359				99,359
Net earnings (loss) for the year		(5,007)
Other comprehensive loss, net of tax	(6,957)		(6,957)					(6,957)
Other comprehensive loss, net of tax		(267)
Noncontrolling interests related to acquisitions		23,583
Noncontrolling interests created by a decrease in the ownership of a subsidiary contributed to a consolidated Latin American venture		15,750
Non-cash compensation expense	85,048		85,048			85,048
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	30,933		30,933	3		30,930
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes				2,864
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	(12,237)		(12,237)			(12,237)
Purchase of treasury stock	(530,885)		(530,885)						(530,885)
Receipt of stock in the Liberty Exchange	(364,169)		(364,169)						(364,169)
Adjustment of redeemable noncontrolling interests to fair value	2,059	(2,059)	2,059			2,059
Other		(311)
Other	(44)		(44)	352		(44)
Balance at the end of the period at Dec. 31, 2010	2,050,068		2,050,068	226	16	11,047,884	(652,018)	17,546	(8,363,586)	0
Balance at the end of the period at Dec. 31, 2010		59,869
Balance at the end of the period (in shares) at Dec. 31, 2010				225,874	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) for the year	171,816		174,233				174,233			(2,417)
Net earnings (loss) for the year		(239)
Other comprehensive loss, net of tax	(35,258)		(29,989)					(29,989)		(5,269)
Other comprehensive loss, net of tax		(2,968)
Noncontrolling interests related to acquisitions	64,831	36,656								64,831
Decrease in redeemable noncontrolling interests in a consolidated Latin American venture resulting from the acquisition of Meetic		(37,917)
Non-cash compensation expense	87,774		86,725			86,725				1,049
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	56,736		56,736	5		56,731
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes				5,010
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	28,363		28,363			28,363
Issuance of common stock upon the exercise of warrants	76,042		76,042	3		76,039
Issuance of common stock upon the exercise of warrants (in shares)				3,217
Dividends	(14,399)		(11,296)			(11,296)				(3,103)
Purchase of treasury stock	(518,637)		(518,637)						(518,637)
Receipt of stock in the Liberty Exchange	(2,923)		(2,923)						(2,923)
Purchase of redeemable noncontrolling interests		(5,779)
Adjustment of redeemable noncontrolling interests to fair value	(4,273)	4,273	(4,273)			(4,273)
Other		(3,546)
Balance at the end of the period at Dec. 31, 2011	1,960,140		1,905,049	234	16	11,280,173	(477,785)	(12,443)	(8,885,146)	55,091
Balance at the end of the period at Dec. 31, 2011	50,349	50,349
Balance at the end of the period (in shares) at Dec. 31, 2011				234,101	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) for the year	161,914		159,266				159,266			2,648
Net earnings (loss) for the year		(1,118)
Other comprehensive loss, net of tax	(19,322)		(19,726)					(19,726)		404
Other comprehensive loss, net of tax		207
Non-cash compensation expense	85,625		82,807			82,807				2,818
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	(16,498)		(16,498)	5		(16,503)
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes				5,153
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	49,967		49,967			49,967
Issuance of common stock upon the exercise of warrants	284,111		284,111	12		284,099
Issuance of common stock upon the exercise of warrants (in shares)				11,728
Dividends	(68,901)		(68,901)			(68,901)
Purchase of treasury stock	(716,072)		(716,072)						(716,072)
Purchase of redeemable noncontrolling interests		(2,955)
Adjustment of redeemable noncontrolling interests to fair value	(4,275)	4,275	(4,275)			(4,275)
Transfer from noncontrolling interests to redeemable noncontrolling interests	(10,049)	10,049								(10,049)
Other		(2,681)
Other	995									995
Balance at the end of the period at Dec. 31, 2012	1,707,635		1,655,728	251	16	11,607,367	(318,519)	(32,169)	(9,601,218)	51,907
Balance at the end of the period at Dec. 31, 2012	$ 58,126	$ 58,126
Balance at the end of the period (in shares) at Dec. 31, 2012				250,982	16,157

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities attributable to continuing operations:
Net earnings	$ 160,796	$ 171,577	$ 94,352
Less: (loss) earnings from discontinued operations, net of tax	(9,051)	(3,992)	103,745
Earnings (loss) from continuing operations	169,847	175,569	(9,393)
Adjustments to reconcile earnings (loss) from continuing operations to net cash provided by operating activities attributable to continuing operations:
Non-cash compensation expense	85,625	88,588	84,280
Depreciation	52,481	56,719	63,897
Amortization of intangibles	35,771	22,057	27,472
Goodwill impairment			28,032
Impairment of long-term investments	8,685		7,844
Deferred income taxes	37,076	(35,483)	(6,074)
Equity in losses of unconsolidated affiliates	25,345	36,300	25,676
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(30,991)	(58,314)	(32,901)
Other current assets	(22,991)	1,287	(8,636)
Accounts payable and other current liabilities	(14,384)	57,228	54,188
Income taxes payable	(10,091)	(29,215)	76,749
Deferred revenue	1,864	48,950	19,653
Other, net	16,290	8,700	9,920
Net cash provided by operating activities attributable to continuing operations	354,527	372,386	340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(411,035)	(278,469)	(17,333)
Capital expenditures	(51,201)	(39,954)	(39,829)
Proceeds from maturities and sales of marketable debt securities	195,501	584,935	763,326
Purchases of marketable debt securities	(53,952)	(203,970)	(838,155)
Proceeds from sales of long-term investments	14,194	15,214	5,324
Purchases of long-term investments	(36,094)	(90,245)	(2,283)
Dividend received from Meetic S.A.			11,355
Other, net	(9,501)	(12,697)	(501)
Net cash used in investing activities attributable to continuing operations	(352,088)	(25,186)	(118,096)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000
Purchase of treasury stock	(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes	262,841	132,785	25,939
Dividends	(68,163)	(10,668)
Excess tax benefits from stock-based awards	57,101	22,166	14,291
Liberty Exchange			(217,921)
Other, net	(15,648)	(8,751)	79
Net cash provided by (used in) financing activities attributable to continuing operations	44,301	(372,233)	(717,210)
Total cash provided by (used in) continuing operations	46,740	(25,033)	(494,599)
Total cash used in discontinued operations	(3,472)	(8,417)	(7,545)
Effect of exchange rate changes on cash and cash equivalents	2,556	(4,496)	(1,754)
Net increase (decrease) in cash and cash equivalents	45,824	(37,946)	(503,898)
Cash and cash equivalents at beginning of period	704,153	742,099	1,245,997
Cash and cash equivalents at end of period	$ 749,977	$ 704,153	$ 742,099

ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
ORGANIZATION
ORGANIZATION
IAC is a leading media and internet company comprised of more than 150 brands and products, including Ask.com, About.com, Match.com, HomeAdvisor.com and Vimeo.com. Focused in the areas of search, applications, online dating, local and media, IAC's family of websites is one of the largest in the world, with more than a billion monthly visits across more than 30 countries. IAC includes the businesses comprising its Search & Applications, Match, Local, Media and Other segments, as well as investments in unconsolidated affiliates.
All references to "IAC," the "Company," "we," "our" or "us" in this report are to IAC/InterActiveCorp.
Search & Applications
Our Search & Applications segment consists of: Websites, including Ask.com, About.com and Dictionary.com, through which we provide search services and content; and Applications, including our direct to consumer downloadable applications business ("B2C") and our partnership operations ("B2B"), as well as our Ask.com and Dictionary.com downloadable applications.
Match
Through the brands and businesses within our Match segment, we are a leading provider of subscription-based and ad-supported online personals services in North America, Europe, Latin America, Australia and Asia. We provide these services through websites and applications that we own and operate. Our European operations are conducted through an 81% stake in Meetic, S.A. ("Meetic"), which is based in France. See Note 5 for additional information related to the Meetic acquisition.
Local
Our Local segment consists of HomeAdvisor (formerly ServiceMagic) and CityGrid Media. HomeAdvisor is a leading online marketplace for matching consumers with home services professionals in the United States. HomeAdvisor connects consumers, by way of patented proprietary technologies, with home services professionals, all of which are pre-screened and the majority of which are customer-rated. Through a majority investment, HomeAdvisor also operates businesses in the online home services space in France and the United Kingdom under various brands. CityGrid Media is an online media company that owns and operates CityGrid, an advertising network that integrates local content and advertising for distribution to both affiliated and third party publishers across web and mobile platforms, as well as proprietary websites, such as Citysearch.com and Urbanspoon.com, through which consumers can access local merchant information and reviews online.
Media
Our Media segment consists primarily of Vimeo, Electus, Connected Ventures (which operates CollegeHumor Media and Notional), News_Beast (formerly The Newsweek/DailyBeast Company) and DailyBurn.
Other
Our Other segment consists primarily of Shoebuy, a leading internet retailer of footwear and related apparel and accessories, and Tutor, an online tutoring solution which was acquired in December 2012.
Discontinued Operations
On December 1, 2010, IAC exchanged (on a tax-free basis) the stock of a wholly-owned subsidiary that held our Evite, Gifts.com and IAC Advertising Solutions businesses and $217.9 million in cash for substantially all of Liberty Media Corporation's ("Liberty") equity stake in IAC (the "Liberty Exchange"). See Note 12 for additional information related to this exchange. In addition, during the fourth quarter of 2010, InstantAction ceased operations. Evite, Gifts.com, IAC Advertising Solutions and InstantAction were previously reported in IAC's former Media & Other segment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Consolidation and Accounting for Investments
The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest. Intercompany transactions and accounts have been eliminated.
Investments in entities in which the Company has the ability to exercise significant influence over the operating and financial matters of the investee, but does not have a controlling financial interest, are accounted for using the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence over the operating and financial matters of the investee are accounted for using the cost method. The Company evaluates each cost and equity method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. Such impairment evaluations include, but are not limited to: the current business environment, including competition; going concern considerations such as financial condition and the rate at which the investee company utilizes cash and the investee company's ability to obtain additional financing to achieve its business plan; the need for changes to the investee company's existing business model due to changing business environments and its ability to successfully implement necessary changes; and comparable valuations. If the Company has not identified events or changes in circumstances that may have a significant adverse effect on the fair value of a cost method investment, then the fair value of such cost method investment is not estimated, as it is impracticable to do so.
Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the fair values of marketable securities and other investments; the recoverability of goodwill and indefinite-lived intangible assets; the useful lives and recovery of definite-lived intangible assets and property and equipment; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts and revenue reserves; the reserves for income tax contingencies; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.
Revenue Recognition
The Company recognizes revenue when persuasive evidence of an arrangement exists, services are rendered or merchandise is delivered to customers, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received in advance of the Company's rendering of services or delivery of merchandise.
Search & Applications
The Search & Applications segment's revenue consists principally of advertising revenue which is generated primarily through the display of paid listings in response to search queries, as well as from advertisements appearing on its destination search websites and portals and certain third party websites and the syndication of search results generated by Ask-branded destination search websites. The Company obtains the substantial majority of its paid listings from third-party providers, primarily Google Inc. ("Google"). Paid listings are priced on a price per click and when the Company delivers a user's click to a paid listing supplied by Google, Google bills the advertiser and shares a portion of its resulting paid listing fee with the Company. The Company recognizes paid listing revenue from Google when it delivers the user's click. In cases where the user's click is generated by a third party site, the Company recognizes the amount due from Google as revenue and records the revenue share obligation to the third-party site as traffic acquisition costs.
Match
Match's revenue consists primarily of subscription fee revenue generated from customers who subscribe to online personals services on Match.com and most of Match's other personals websites. Subscription fee revenue is recognized over the terms of the applicable subscriptions, which primarily range from one to six months. Deferred revenue at Match is $103.9 million and $94.9 million at December 31, 2012 and 2011, respectively. Match also earns revenue from online advertising, primarily from OkCupid, which was acquired in January 2011. Online advertising revenue is recognized every time an ad is displayed.
Local
HomeAdvisor's lead acceptance revenue is generated and recognized when an in-network home service professional is delivered a consumer lead. HomeAdvisor's activation revenue is generated through the enrollment and activation of a new home service professional. Activation revenue is initially deferred and recognized over 24 months. Deferred revenue at HomeAdvisor is $3.0 million and $3.8 million at December 31, 2012 and 2011, respectively.
CityGrid Media's revenue is primarily generated through the sale of local and national online advertising. There are several types of internet advertisements, and the way in which advertising revenue is earned varies among them. Depending upon the terms, revenue might be earned every time a user clicks on an ad, every time an ad is displayed, or every time a user clicks-through on the ad and takes a specified action on the destination site.
Media
Revenue of media businesses included in this segment is generated primarily through advertising, media production and subscriptions. Advertising revenue is recognized every time an ad is displayed or over the period earned, media production revenue is recognized based on delivery and acceptance and subscription fee revenue is recognized over the terms of the applicable subscriptions, which are one month or one year.
Other
Shoebuy's revenue consists of merchandise sales, reduced by incentive discounts and sales returns, and is recognized when delivery to the customer has occurred. Delivery is considered to have occurred when the customer takes title and assumes the risks and rewards of ownership, which is on the date of shipment. Accruals for returned merchandise are based on historical experience. Shipping and handling fees billed to customers are recorded as revenue. The costs associated with shipping goods to customers are recorded as cost of revenue.
Cash and Cash Equivalents
Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated money market funds. Internationally, cash equivalents primarily consist of AAA rated money market funds and time deposits.
Marketable Securities
The Company invests in certain marketable securities, which primarily consist of short-to-intermediate-term debt securities issued by investment grade corporate issuers. The Company only invests in marketable securities with active secondary or resale markets to ensure portfolio liquidity and the ability to readily convert investments into cash to fund current operations or satisfy other cash requirements as needed. From time to time, the Company may invest in marketable equity securities as part of its investment strategy. All marketable securities are classified as available-for-sale and are reported at fair value. The unrealized gains and losses on marketable securities, net of tax, are included in accumulated other comprehensive income as a separate component of shareholders' equity. The specific-identification method is used to determine the cost of securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income into earnings.
The Company employs a methodology that considers available evidence in evaluating potential other-than-temporary impairments of its investments. Investments are considered to be impaired when a decline in fair value below the amortized cost basis is determined to be other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the issuer, and whether it is not more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis, which may be maturity. If a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded in current earnings and a new cost basis in the investment is established.
Accounts Receivable
Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts and revenue reserves. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history, the specific customer's ability to pay its obligation to the Company and the condition of the general economy and the customer's industry. The Company writes off accounts receivable when they become uncollectible. The Company also maintains allowances to reserve for potential credits issued to customers or other revenue adjustments. The amount of these reserves are based, in part, on historical experience.
Property and Equipment
Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation and other employee-related costs for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. During 2011, the Company wrote-off $4.9 million in capitalized software costs associated with the exit of the Company's direct sponsored listings business. The net book value of capitalized internal use software is $33.4 million and $29.2 million at December 31, 2012 and 2011, respectively.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill acquired in business combinations is assigned to the reporting unit(s) that are expected to benefit from the combination as of the acquisition date. The Company assesses goodwill and indefinite-lived intangible assets for impairment annually as of October 1, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. In 2012, the Company adopted Accounting Standards Update ("ASU") 2011-08, "Testing Goodwill for Impairment", which gives companies the option to qualitatively assess whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit's goodwill is necessary. If it is more likely than not that the fair value of the reporting unit is less than its carrying value, then the goodwill must be tested using a two-step process based on prior accounting guidance, and if the carrying value of a reporting unit's goodwill exceeds its implied fair value, an impairment loss equal to the excess is recorded. The Company also adopted Accounting Standards Update 2012-02 "Testing Indefinite-Lived Intangible Assets for Impairment" in 2012, which gives companies the option to qualitatively assess whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If it is not more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value, the fair value of the asset does not need to be determined. If it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value, then the indefinite-lived intangible asset must be tested based on prior accounting guidance, and if its carrying value exceeds its estimated fair value, an impairment loss equal to the excess is recorded. See Note 6 for discussion of impairment charges recorded in 2010. There are no impairment charges recorded in 2012 and 2011.
The Company's reporting units are consistent with its determination of its operating segments. Goodwill is tested for impairment at the reporting unit level. The Company's operating segments, reporting units and reportable segments are as follows:

Operating Segment and Reporting Unit	Reportable Segment
Search & Applications	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other
Tutor	Other

Media and Other include other operating segments that do not have goodwill. See Note 15 for additional information regarding the Company's method of determining operating and reportable segments.
The fair value of each of the Company's seven reporting units, excluding Tutor which was acquired in December 2012, exceed their carrying values by more than 20% at October 1, 2012, the date of our most recent annual impairment assessment.
Long-Lived Assets and Intangible Assets with Definite Lives
Long-lived assets, which consist of property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the period in which the economic benefits of the asset will be realized.
Fair Value Measurements
The Company categorizes its assets and liabilities measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

•	Level 1: Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

•
Level 2: Other inputs that are observable directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair value of the Company's Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

•
Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See Note 9 for a discussion of fair value measurements made using Level 3 inputs.

The Company's non-financial assets, such as goodwill, intangible assets and property and equipment, as well as equity and cost method investments, are adjusted to fair value only when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs. See Note 6 for a discussion of goodwill and intangible asset impairment charges and Note 8 for a discussion of impairment charges related to equity and cost method investments.
Traffic Acquisition Costs
Traffic acquisition costs consist of payments made to partners who distribute our B2B customized browser-based applications, integrate our paid listings into their websites or direct traffic to our websites. These payments include amounts based on revenue share and other arrangements. The Company expenses these payments as a component of cost of revenue in the accompanying consolidated statement of operations.
Advertising Costs
Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines and third parties that distribute our B2C downloadable applications, and offline marketing, principally television and radio advertising. Advertising expense is $779.7 million, $497.2 million and $371.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company capitalizes and amortizes the costs associated with certain distribution arrangements that require it to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our B2C operations. These fees are amortized over the estimated useful lives of the access points to the extent the Company can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.
Legal Costs
Legal costs are expensed as incurred.
Income Taxes
The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax expense.
The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.
Earnings Per Share
Basic earnings per share ("Basic EPS") is computed by dividing net earnings attributable to IAC shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vested resulting in the issuance of common stock that could share in the earnings of the Company.
Foreign Currency Translation and Transaction Gains and Losses
The financial position and operating results of substantially all foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders' equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the consolidated statement of operations as a component of other (expense) income, net.
Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income into earnings. Such gains totaled $9.2 million during the year ended December 31, 2011, and are included in "Loss from discontinued operations, net of tax" in the accompanying consolidated statement of operations.
Stock-Based Compensation
Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period. See Note 14 for a further description of the Company's stock-based compensation plans.
Redeemable Noncontrolling Interests
In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. These put and call arrangements become exercisable by the Company and the counter-party at various dates over the next four years. There are no put and call arrangements that became exercisable during 2012 and 2010. During 2011, one of these arrangements became exercisable. These put arrangements are exercisable by the counter-party outside the control of the Company. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2012, 2011 and 2010, the Company recorded adjustments of $4.3 million, $4.3 million and $(2.1) million, respectively, to increase (reduce) these interests to fair value.
Noncontrolling interests in the consolidated subsidiaries of the Company should ordinarily be reported on the consolidated balance sheet within shareholders' equity, separately from the Company's equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer, must be classified outside of shareholders' equity. Accordingly, if redemption of the noncontrolling interests is outside the control of the Company, the interests are included outside of shareholders' equity in the accompanying consolidated balance sheet.
Redeemable noncontrolling interests at December 31, 2012 and 2011 primarily relate to Meetic and certain operations included in the Media and Other segments. Redeemable noncontrolling interests at December 31, 2010 primarily relate to the international operations of Match and certain operations included in the Media and Other segments.
Noncontrolling Interests
Noncontrolling interests at December 31, 2012 and 2011 relate principally to Meetic.
Certain Risks and Concentrations
A substantial portion of the Company's revenue is derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in advertising spending behavior or in customer buying behavior could adversely affect our operating results. Most of the Company's online advertising revenue is attributable to a services agreement with Google, which expires on March 31, 2016. Our services agreement requires that we comply with certain guidelines promulgated by Google. Subject to certain limitations, Google may unilaterally update its policies and guidelines, which could in turn require modifications to, or prohibit and/or render obsolete certain of, our products, services and/or business practices, which could be costly to address or otherwise have an adverse effect on our business, financial condition and results of operations. For the years ended December 31, 2012, 2011 and 2010, revenue earned from Google is $1.4 billion, $970.4 million and $727.9 million, respectively. This revenue is earned by the businesses comprising the Search & Applications segment. Accounts receivable related to revenue earned from Google totaled $125.3 million and $105.7 million at December 31, 2012 and 2011, respectively.
The Company's business is subject to certain risks and concentrations including dependence on third party technology providers, exposure to risks associated with online commerce security and credit card fraud.
Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.

CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2012
Consolidated Financial Statement Details [Abstract]
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

	December 31,
	2012	2011
	(In thousands)
Other current assets:
Income taxes receivable	$27,437	$7,728
Prepaid expenses	22,877	19,769
Capitalized downloadable search toolbar costs, net	22,205	17,704
Deferred income taxes	20,343	41,045
Production costs	20,099	12,538
Other	43,378	13,471
Other current assets	$156,339	$112,255

	December 31,
	2012	2011
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$238,652	$235,737
Computer equipment and capitalized software	197,402	186,016
Furniture and other equipment	42,949	43,156
Projects in progress	19,303	7,643
Land	5,117	5,117
	503,423	477,669
Accumulated depreciation and amortization	(232,911)	(218,081)
Property and equipment, net	$270,512	$259,588

	December 31,
	2012	2011
	(In thousands)
Other non-current assets:
Income taxes receivable	$79,130	$58,870
Other	39,100	21,891
Other non-current assets	$118,230	$80,761

	December 31,
	2012	2011
	(In thousands)
Accrued expenses and other current liabilities:
Accrued revenue share expense	$78,196	$80,628
Accrued advertising expense	73,381	68,782
Accrued employee compensation and benefits	51,537	83,692
Unsettled treasury stock purchases	35,113	10,871
Income taxes payable	17,679	3,630
Other	99,326	95,887
Accrued expenses and other current liabilities	$355,232	$343,490

	December 31,
	2012	2011
	(In thousands)
Accumulated other comprehensive loss:
Foreign currency translation adjustment, net of tax	$(25,073)	$(25,174)
Unrealized (losses) gains on available-for-sale securities, net of tax	(7,096)	12,731
Accumulated other comprehensive loss	$(32,169)	$(12,443)

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue:
Service revenue	$2,639,409	$1,932,289	$1,522,217
Product revenue	161,524	127,155	114,598
Revenue	$2,800,933	$2,059,444	$1,636,815

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cost of revenue:
Cost of service revenue	$837,113	$666,424	$508,640
Cost of product revenue	155,357	94,820	85,176
Cost of revenue	$992,470	$761,244	$593,816

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Other (expense) income, net:
Interest income	$3,462	$5,205	$6,517
Interest expense	(6,149)	(5,430)	(5,404)
Non-income tax refunds related to Match Europe, which was sold in 2009	—	4,630	—
Foreign currency exchange (losses) gains, net	(1,050)	3,660	314
Gains on sales of investments	3,326	1,974	3,989
Impairment of long-term investments	(8,685)	—	(7,844)
Other	(65)	21	995
Other (expense) income, net	$(9,161)	$10,060	$(1,433)

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
U.S. and foreign earnings from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
U.S.	$214,675	$142,623	$20,603
Foreign	74,387	28,899	2,083
Total	$289,062	$171,522	$22,686

The components of the provision (benefit) for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Current income tax provision (benefit):
Federal	$56,439	$49,450	$27,271
State	9,204	(26,510)	7,785
Foreign	16,496	8,496	3,097
Current income tax provision	82,139	31,436	38,153
Deferred income tax provision (benefit):
Federal	40,414	(23,293)	(7,031)
State	1,978	639	1,646
Foreign	(5,316)	(12,829)	(689)
Deferred income tax provision (benefit)	37,076	(35,483)	(6,074)
Income tax provision (benefit)	$119,215	$(4,047)	$32,079

The current income tax payable was reduced by $57.1 million, $22.2 million and $10.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, for excess tax deductions attributable to stock-based compensation including settlements of vested stock-based awards denominated in subsidiaries' equity. The related income tax benefits are recorded as increases to additional paid-in capital.
The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is related to items for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Accrued expenses	$13,708	$25,130
Net operating loss carryforwards	27,177	31,000
Tax credit carryforwards	5,095	10,518
Stock-based compensation	66,962	84,543
Income tax reserves, including related interest	60,596	57,016
Fair value investments	11,474	578
Equity method investments	13,809	12,850
Other	14,089	21,912
Total deferred tax assets	212,910	243,547
Less valuation allowance	(60,783)	(45,084)
Net deferred tax assets	152,127	198,463
Deferred tax liabilities:
Property and equipment	(6,018)	(16,264)
Investment in subsidiaries	(373,652)	(374,282)
Intangible and other assets	(60,830)	(56,597)
Other	(14,602)	(11,437)
Total deferred tax liabilities	(455,102)	(458,580)
Net deferred tax liability	$(302,975)	$(260,117)

Included in "Other current assets" in the accompanying consolidated balance sheet at December 31, 2012 and 2011 is a current deferred tax asset of $20.3 million and $41.0 million, respectively, and included in "Other non-current assets" in the accompanying consolidated balance sheet at December 31, 2012 and 2011 is a non-current deferred tax asset of $0.1 million and $1.4 million, respectively. In addition, included in "Accrued expenses and other current liabilities" in the accompanying consolidated balance sheet at December 31, 2011 is a current deferred tax liability of $0.4 million.
At December 31, 2012, the Company has federal and state net operating losses ("NOLs") of $29.6 million and $92.1 million, respectively. If not utilized, the federal NOLs will expire at various times between 2023 and 2032, and the state NOLs will expire at various times between 2013 and 2032. Utilization of federal NOLs will be subject to limitations under Section 382 of the Internal Revenue Code of 1986, as amended. In addition, utilization of certain state NOLs may be subject to limitations under state laws similar to Section 382 of the Internal Revenue Code of 1986. At December 31, 2012, the Company has foreign NOLs of $46.5 million available to offset future income. Of these foreign NOLs, $40.0 million can be carried forward indefinitely and $6.5 million will expire at various times between 2013 and 2032. During 2012, the Company recognized tax benefits related to NOLs of $2.1 million. Included in this amount is $0.6 million of tax benefits of acquired attributes which was recorded as a reduction in goodwill. At December 31, 2012, the Company has $8.9 million of federal capital losses and $248.4 million of state capital losses. If not utilized, the federal and state capital losses will expire between 2013 and 2017. Utilization of capital losses will be limited to the Company's ability to generate future capital gains.
At December 31, 2012, the Company has tax credit carryforwards of $14.9 million. Of this amount, $4.6 million related to federal credits for foreign taxes, $8.8 million related to state tax credits for research activities, and $1.4 million related to various state and local tax credits. Of these credit carryforwards, $10.2 million can be carried forward indefinitely and $4.6 million will expire within ten years.
During 2012, the Company's valuation allowance increased by $15.7 million primarily due to an unbenefited other-than-temporary impairment and unrealized losses in long-term marketable equity securities included in accumulated other comprehensive income and an increase in federal net operating losses. At December 31, 2012, the Company has a valuation allowance of $60.8 million related to the portion of tax loss carryforwards and other items for which it is more likely than not that the tax benefit will not be realized.
A reconciliation of the income tax provision (benefit) to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Income tax provision at the federal statutory rate of 35%	$101,172	$60,033	$7,940
Reversal of deferred tax liability associated with investment in Meetic	—	(43,696)	—
Change in tax reserves, net	17,703	(15,493)	8,696
Foreign income taxed at a different statutory tax rate	(16,240)	(11,774)	(4,957)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(3,876)	(7,298)	(38)
Federal valuation allowance on equity method investments	979	4,595	2,420
State income taxes, net of effect of federal tax benefit	7,650	5,592	5,310
Foreign tax credits	—	(1,076)	(5,255)
Non-deductible impairments of goodwill and intangible assets	—	—	13,661
Other, net	11,827	5,070	4,302
Income tax provision (benefit)	$119,215	$(4,047)	$32,079

No income taxes have been provided on indefinitely reinvested earnings of certain foreign subsidiaries aggregating $402.2 million at December 31, 2012. The amount of the unrecognized deferred income tax liability with respect to such earnings is $93.3 million.
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows:

	December 31,
	2012	2011	2010
	(In thousands)
Balance at January 1	$351,561	$389,909	$394,294
Additions based on tax positions related to the current year	6,278	1,749	3,060
Additions for tax positions of prior years	45,287	9,560	9,897
Reductions for tax positions of prior years	(17,545)	(26,595)	(13,164)
Settlements	(5,349)	(16,810)	(1,025)
Expiration of applicable statute of limitations	(951)	(6,252)	(3,153)
Balance at December 31	$379,281	$351,561	$389,909

At December 31, 2012 and 2011, unrecognized tax benefits, including interest, are $496.8 million and $462.8 million, respectively. The total unrecognized tax benefits at December 31, 2012 include $14.5 million that have been netted against the related deferred tax assets. Of the remaining balance, $468.2 million is reflected in "non-current income taxes payable" and $14.1 million is reflected in "accrued expenses and other current liabilities" in the accompanying consolidated balance sheet at December 31, 2012. Unrecognized tax benefits, including interest, for the year ended December 31, 2012 increased by $34.0 million due principally to a net increase in deductible timing differences and additions for tax positions related to prior years. Included in unrecognized tax benefits at December 31, 2012 is $75.7 million relating to tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. If unrecognized tax benefits at December 31, 2012 are subsequently recognized, $110.8 million and $222.3 million, net of related deferred tax assets and interest, would reduce income tax expense from continuing operations and discontinued operations, respectively. If unrecognized tax benefits at December 31, 2011 are subsequently recognized, $89.5 million and $213.6 million, net of related deferred tax assets and interest, would reduce income tax expense from continuing operations and discontinued operations, respectively.
The Company recognizes interest and, if applicable, penalties related to unrecognized tax benefits in income tax provision. Included in the income tax provision for continuing operations for the years ended December 31, 2012, 2011 and 2010 is a $5.2 million expense, $1.4 million expense and $9.1 million expense, respectively, net of related deferred taxes of $3.1 million, $0.9 million and $5.8 million, respectively, for interest on unrecognized tax benefits. Included in income tax provision for discontinued operations for the years ended December 31, 2012, 2011 and 2010 is a $2.8 million benefit, $6.7 million expense and $7.0 million expense, respectively, net of related deferred taxes of $1.7 million, $4.2 million and $4.4 million, respectively, for interest on unrecognized tax benefits. At December 31, 2012 and 2011, the Company has accrued $117.5 million and $111.2 million, respectively, for the payment of interest. Included in the income tax provision for continuing operations for the year ended December 31, 2012 is a $0.4 million expense for an increase in penalties on unrecognized tax benefits. Included in income tax provision for continuing operations for the year ended December 31, 2011 is a $2.5 million benefit for a reduction in penalties on unrecognized tax benefits. At December 31, 2012 and 2011, the Company has accrued $5.0 million and $2.5 million, respectively, for penalties.
The Company is routinely under audit by federal, state, local and foreign authorities in the area of income tax. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. The Internal Revenue Service ("IRS") has substantially completed its audit of the Company's tax returns for the years ended December 31, 2001 through 2009. The settlement of these tax years has not yet been submitted to the Joint Committee of Taxation for approval. The statute of limitations for the years 2001 through 2009 has been extended to December 31, 2013, and we expect it to be extended further. Various state and local jurisdictions are currently under examination, the most significant of which are California, New York and New York City for various tax years beginning with 2005. Income taxes payable include reserves considered sufficient to pay assessments that may result from examination of prior year tax returns. Changes to reserves from period to period and differences between amounts paid, if any, upon resolution of issues raised in audits and amounts previously provided may be material. Differences between the reserves for income tax contingencies and the amounts owed by the Company are recorded in the period they become known. The Company believes that it is reasonably possible that its unrecognized tax benefits could decrease by $122.2 million within twelve months of the current reporting date, of which approximately $13.4 million could decrease income tax provision, primarily due to settlements, expirations of statutes of limitations, and the reversal of deductible temporary differences that will primarily result in a corresponding decrease in net deferred tax assets. An estimate of other changes in unrecognized tax benefits, while potentially significant, cannot be made.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
Acquisition of About, Inc.

On September 24, 2012, IAC completed its purchase of all the outstanding shares of About, Inc. (“The About Group”), an online content and reference library offering expert, quality content across 90,000 topics. The purchase price was $300 million in cash, plus an amount equal to the net working capital of $17.1 million at closing.

The financial results of The About Group are included in IAC's consolidated financial statements, within the Search & Applications segment, beginning October 1, 2012. For the year ended December 31, 2012, the Company included $30.1 million of revenue and net earnings of $3.8 million in its consolidated statement of operations related to The About Group.

The table below summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$998
Other current assets	22,657
Property and equipment	8,988
Goodwill	190,616
Intangible assets	103,289
Other assets	770
Total assets	327,318
Current liabilities	(7,027)
Other long-term liabilities	(3,179)
Net assets	$317,112

The purchase price was based on the expected financial performance of The About Group, not on the value of the net identifiable assets at the time of acquisition, which resulted in a significant portion of the purchase price being attributed to goodwill. The expected financial performance of The About Group reflects that it is complementary and synergistic to the existing businesses of the Company's Search & Applications segment, particularly Ask.com.
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade names	$33,700	Indefinite
Content	47,800	4.0
Technology	12,789	3.0
Advertiser relationships	7,500	2.0
Customer lists	1,500	3.0
Total	$103,289	3.6

The About Group's other current assets, property and equipment, other assets, current liabilities and other long-term liabilities were reviewed and adjusted to their fair values at the date of acquisition, as necessary. The fair value of trade names was determined using a relief from royalty method. The fair value of content was determined using an excess earnings method. The fair value of developed technology was determined using replacement cost. The fair value of advertiser relationships was determined using a "with and without" method, which determines the present value of profits that would be lost without the relationships. The fair value of customer lists was determined using an excess earnings method. The valuations of the intangible assets incorporate significant unobservable inputs and require significant judgment and estimates, including the amount and timing of future cash flows and the determination of royalty and discount rates. Substantially all of the amount attributed to goodwill is tax deductible.
Acquisition of Meetic
In 2009, Match acquired a 27% ownership interest in Meetic. Match accounted for this interest under the equity method of accounting through August 31, 2011. During the third quarter of 2011, Match acquired an additional 12.5 million shares of Meetic for $272.0 million in cash pursuant to a tender offer. These additional shares increased Match's voting interest and ownership interest in Meetic to 79% and 81%, respectively, resulting in Match obtaining a controlling financial interest in Meetic. Accordingly, this purchase was accounted for under the acquisition method of accounting and the financial results of Meetic are included within IAC's consolidated financial statements and the Match operating segment beginning September 1, 2011. For the year ended December 31, 2011, the Company included $46.1 million of revenue, net of a $32.6 million write-off of deferred revenue, and a net loss of $8.6 million in its consolidated statement of operations related to Meetic.
Pro forma financial information
The unaudited pro forma financial information in the table below summarizes the combined results of IAC, Meetic and The About Group as if the acquisition of The About Group had occurred on January 1, 2011 and the acquisition of Meetic had occurred on January 1, 2010. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of what the results would have been had the acquisitions actually occurred on the dates specified above. For the years ended December 31, 2012 and 2011, pro forma adjustments reflected below include a decrease of $6.3 million and an increase of $24.3 million in amortization of intangible assets, respectively.

	Years Ended December 31,
	2012	2011
	(In thousands, except per share data)
Revenue	$2,881,117	$2,374,812
Net earnings attributable to IAC shareholders	179,839	228,116
Basic earnings per share attributable to IAC shareholders	2.09	2.63
Diluted earnings per share attributable to IAC shareholders	1.93	2.42

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
The Company assesses goodwill and indefinite-lived intangible assets for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. The Company also reviews definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of a definite-lived intangible asset may not be recoverable. The Company performs its annual assessment for impairment of goodwill and indefinite-lived intangible assets as of October 1 in connection with the preparation of its annual financial statements.
The Company determines the fair values of its reporting units using discounted cash flow ("DCF") analyses, and typically corroborates the concluded fair value using a market based valuation approach. Determining fair value requires the exercise of significant judgment, including judgment about the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on the Company's most recent budget and, for years beyond the budget, the Company's estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed annually based on the reporting units' current results and forecast, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual goodwill impairment assessment ranged from 13% to 25% in 2012 and 13% to 20% in 2011.
The Company determines the fair values of its indefinite-lived intangible assets using avoided royalty DCF analyses. Significant judgments inherent in these analyses include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company's trade names and trademarks. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual indefinite-lived impairment assessment ranged from 10% to 18% in 2012 and 13% to 20% in 2011, and the royalty rates used ranged from 1% to 9% in both 2012 and 2011.
In connection with its annual assessment in 2010, the Company identified and recorded impairment charges at the Other segment related to the write-down of the goodwill and indefinite-lived intangible assets of Shoebuy of $28.0 million and $4.5 million, respectively, and the write-down of an indefinite-lived intangible asset of Search & Applications of $11.0 million. The indefinite-lived intangible asset impairment charge at Shoebuy related to trade names and trademarks. The goodwill and indefinite-lived intangible asset impairment charges at Shoebuy reflected expectations of lower revenue and profit performance in future years due to Shoebuy's 2010 fourth quarter revenue and profit performance, which is its seasonally strongest quarter. The indefinite-lived intangible asset impairment charge at Search & Applications was primarily due to lower future revenue projections associated with a trade name and trademark based largely upon the impact of 2010's full year results.
The indefinite-lived and definite-lived intangible asset impairment charges are included in amortization of intangibles in the accompanying consolidated statement of operations.
The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2012	2011
	(In thousands)
Goodwill	$1,616,154	$1,358,524
Intangible assets with indefinite lives	378,964	351,488
Intangible assets with definite lives, net	103,940	26,619
Total goodwill and intangible assets, net	$2,099,058	$1,736,631

The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2012:

	Balance at December 31, 2011	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2012
	(In thousands)
Search & Applications	$526,444	$197,458	$(252)	$—	$723,650
Match	667,073	23,250	(555)	(5,833)	683,935
HomeAdvisor	109,947	1,880	—	(169)	111,658
CityGrid Media	17,751	14,373	—	—	32,124
Local	127,698	16,253	—	(169)	143,782
Connected Ventures	8,267	—	—	—	8,267
DailyBurn	7,323	—	—	—	7,323
Media	15,590	—	—	—	15,590
Shoebuy	21,719	—	—	—	21,719
Tutor	—	27,478	—	—	27,478
Other	21,719	27,478	—	—	49,197
Total	$1,358,524	$264,439	$(807)	$(6,002)	$1,616,154
Additions primarily relate to the acquisition of The About Group.
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2011:

	Balance at December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2011
	(In thousands)
Search & Applications	$526,681	$—	$(237)	$—	$526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751
Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323
Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719
Other	21,712	7	—	—	21,719
Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

Additions principally relate to the acquisitions of Meetic and OkCupid.
The December 31, 2012, 2011 and 2010 goodwill balances include accumulated impairment losses of $916.9 million, $28.0 million and $11.6 million at Search & Applications, Shoebuy and Connected Ventures, respectively.
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2012, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(4,733)	$43,067	4.0
Technology	37,545	(11,663)	25,882	2.9
Trade names	22,742	(7,044)	15,698	3.6
Advertiser and supplier relationships	16,446	(7,676)	8,770	4.4
Customer lists	11,800	(1,277)	10,523	3.7
Total	$136,333	$(32,393)	$103,940	3.7
At December 31, 2011, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier relationships	8,946	(5,298)	3,648	6.4
Trade names	6,063	(4,592)	1,471	3.4
Total	$49,204	$(22,585)	$26,619	2.6

At December 31, 2012, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2013	$45,110
2014	30,637
2015	17,157
2016	7,435
2017	2,472
Thereafter	1,129
Total	$103,940

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
At December 31, 2012, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$13,608	$19	$—	$13,627
Total debt securities	13,608	19	—	13,627
Equity security	—	6,977	—	6,977
Total marketable securities	$13,608	$6,996	$—	$20,604
At December 31, 2011, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323
Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667
Total marketable securities	$165,035	$697	$(37)	$165,695

The net unrealized gains in the tables above are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet.
The contractual maturities of debt securities classified as available-for-sale at December 31, 2012 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$12,606	$12,607
Due after one year through two years	1,002	1,020
Total	$13,608	$13,627

At December 31, 2012 there are no investments in marketable securities that are in an unrealized loss position. At December 31, 2011, there are no investments in marketable securities that have been in a continuous unrealized loss position for twelve months or longer. The following table summarizes investments in marketable debt securities at December 31, 2011 that have been in a continuous unrealized loss position for less than twelve months:

	Fair Value	Gross Unrealized Losses
	(In thousands)
Corporate debt securities	$12,920	$(15)
States of the U.S. and state political subdivisions	11,711	(22)
Total	$24,631	$(37)

The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2012	2011	2010
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$205,944	$600,149	$768,650
Gross realized gains	4,075	2,482	4,802
Gross realized losses	(5)	(41)	(19)

Gross realized gains and losses from the maturities and sales of available-for-sale marketable securities are included in "Other (expense) income, net" in the accompanying consolidated statement of operations.
Unrealized gains, net of tax, reclassified out of accumulated other comprehensive income (loss) into other (expense) income, net related to the maturities and sales of available-for-sale securities for the years ended December 31, 2012, 2011 and 2010 are $2.1 million, $2.8 million and $3.2 million, respectively.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS
The balance of long-term investments is comprised of:

	December 31,
	2012	2011
	(In thousands)
Cost method investments	$113,830	$82,318
Long-term marketable equity securities	31,244	74,691
Equity method investments	8,104	10,873
Auction rate security	8,100	5,870
Total long-term investments	$161,278	$173,752

Cost method investments
In the third quarter of 2011, the Company acquired a 20% interest in Zhenai Inc. ("Zhenai"), a leading provider of online matchmaking services in China. Our voting power is limited by a shareholders agreement. In light of this limitation and the significance of our interest relative to other shareholders, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.
In the fourth quarter of 2010, the Company recorded a $7.8 million impairment charge related to the write-down of a cost method investment to fair value. The impairment charge was determined to be other-than-temporary due to the investee's inability to achieve its 2010 cash flow forecast during its seasonally strongest fourth quarter and the Company's assessment that the investee would be unable to continue to operate without new outside financing. The impairment charge is included in "Other (expense) income, net" in the accompanying consolidated statement of operations.
Long-term marketable equity securities
The cost basis of the Company's long-term marketable equity securities at December 31, 2012 is $42.1 million, with a gross unrealized loss of $10.8 million included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. The cost basis of the Company's long-term marketable equity securities at December 31, 2011 is $53.1 million, with gross unrealized gains of $29.8 million and a gross unrealized loss of $8.2 million included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. At December 31, 2012, the Company's long-term marketable equity securities are both in an unrealized loss position. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized losses. The Company recorded an $8.7 million other-than-temporary impairment charge related to the security that was in a continuous unrealized loss position for more than one year, based on the Company's evaluation of the near-term prospects of the issuer in relation to the severity (fair value was 50 percent less than cost) and duration of the unrealized loss. The impairment charge is included in “Other (expense) income, net” in the accompanying consolidated statement of operations. The Company does not consider the second security to be other-than-temporarily impaired at December 31, 2012 based on the Company's evaluation of the near term prospects of the issuer in relation to the severity and duration, less than two months, of the unrealized loss and the Company's ability and intent to hold this security for a reasonable period of time sufficient for an expected recovery of fair value.
Equity method investments
In 2012, the Company recorded a pre-tax non-cash charge of $18.6 million related to the re-measurement of the carrying value of our equity method investment in News_Beast to fair value in connection with our acquisition of a controlling interest in June 2012. The re-measurement charge is included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
In 2011, the Company recorded a pre-tax non-cash charge of $11.7 million related to the re-measurement of the carrying value of our equity method investment in Meetic to fair value in connection with our acquisition of a controlling interest in August 2011. The re-measurement charge is included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
In the first quarter of 2010, the Company recorded an $18.3 million impairment charge to write-down an equity method investment to fair value. The decline in value was determined to be other-than-temporary due to the investee's continued losses and negative operating cash flows. The Company estimated the fair value of its investment using a multiple of revenue approach. The impairment charge is included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
The comparability of the summarized aggregated financial information presented below is affected by changes in ownership of our various equity method investments over the three-year period ended December 31, 2012. The operating data for 2010 is primarily comprised of Meetic; the operating data for 2011 is primarily comprised of Meetic and News_Beast; and the operating data for 2012 is primarily comprised of News_Beast. The balance sheet data at December 31, 2011 is primarily comprised of News_Beast and the balance sheet data at December 31, 2012 is comprised of our equity method investments other than Meetic and News_Beast. During 2010 and through August 31, 2011 we accounted for our 27% ownership interest in Meetic as an equity method investment. In 2011 we acquired a controlling interest in Meetic and as a result, Meetic is included within our consolidated financial statements beginning September 1, 2011. During 2011 and through May 31, 2012 we accounted for our 50% ownership interest in News_Beast as an equity method investment. In 2012 we acquired a controlling interest in News_Beast and as a result, News_Beast is included within our consolidated financial statements beginning June 1, 2012.
Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2012	2011
	(In thousands)
Balance sheet data(a):
Current assets	$10,603	$42,527
Non-current assets	25,472	45,852
Current liabilities	(20,227)	(47,085)
Non-current liabilities	(5,962)	(11,044)

	Twelve Months Ended December 31,
	2012	2011	2010
	(In thousands)
Operating data(a):
Net sales	$78,058	$368,433	$275,584
Gross profit	16,777	105,749	67,716
Net (loss) income	(30,761)	(17,636)	14,083
_______________________________________________________________________________

(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

Auction rate security
See Note 9 for information regarding the auction rate security.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis:

	December 31, 2012
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$545,290	$—	$—	$545,290
Time deposits	—	11,994	—	11,994
Marketable securities:
Corporate debt securities	—	13,627	—	13,627
Equity security	6,977	—	—	6,977
Long-term investments:
Auction rate security	—	—	8,100	8,100
Marketable equity securities	31,244	—	—	31,244
Total	$583,511	$25,621	$8,100	$617,232

	December 31, 2011
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$321,314	$—	$—	$321,314
Commercial paper	—	237,942	—	237,942
Time deposits	—	4,750	—	4,750
Marketable securities:
Corporate debt securities	—	48,705	—	48,705
States of the U.S. and state political subdivisions	—	112,323	—	112,323
Equity security	4,667	—	—	4,667
Long-term investments:
Auction rate security	—	—	5,870	5,870
Marketable equity securities	74,691	—	—	74,691
Total	$400,672	$403,720	$5,870	$810,262
Liabilities:
Contingent consideration arrangement	$—	$—	$(10,000)	$(10,000)

The following tables present the changes in the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2012		December 31, 2011
	Auction Rate Security	Contingent Consideration Arrangement	Auction Rate Securities	Contingent Consideration Arrangement
	(In thousands)
Balance at January 1	$5,870	$(10,000)	$13,100	$—
Total net gains (losses) (realized and unrealized):
Included in other comprehensive loss	2,230	—	(2,230)	—
Fair value at date of acquisition	—	—	—	(40,000)
Settlements	—	10,000	(5,000)	30,000
Balance at December 31	$8,100	$—	$5,870	$(10,000)
There are no gains or losses included in earnings for the years ended December 31, 2012, 2011 and 2010, relating to the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs.
Auction rate security
The Company's auction rate security is valued by discounting the estimated future cash flow streams of the security over the life of the security. Credit spreads and other risk factors are also considered in establishing fair value. The cost basis of the auction rate security is $10.0 million, with gross unrealized losses of $1.9 million and $4.1 million at December 31, 2012 and December 31, 2011, respectively. The unrealized losses are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. At December 31, 2012, the auction rate security is rated A-/WR and matures in 2035. The Company does not consider the auction rate security to be other-than-temporarily impaired at December 31, 2012, due to its high credit rating and because the Company does not intend to sell this security, and it is not more likely than not that the Company will be required to sell this security, before the recovery of its amortized cost basis, which may be maturity.
Contingent consideration arrangement
On January 20, 2011, Match acquired OkCupid for $50.0 million in cash, plus potential additional consideration of up to $40.0 million that was contingent upon OkCupid's 2011 earnings performance. During the second quarter of 2011, the provisions of this contingent consideration arrangement were amended. Pursuant to the amendment, $30.0 million was paid to the former owners of OkCupid, and a potential additional payment of up to $10.0 million was contingent upon revised performance goals. The fair value of the OkCupid contingent consideration arrangement at December 31, 2011 was based upon the achievement of the performance goals which required a $10.0 million payment.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Financial Instruments, Owned, at Fair Value [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
The fair values of the financial instruments listed below have been determined by the Company using available market information and appropriate valuation methodologies.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Assets:
Cash and cash equivalents	$749,977	$749,977	$704,153	$704,153
Marketable securities	20,604	20,604	165,695	165,695
Long-term marketable equity securities	31,244	31,244	74,691	74,691
Liabilities:
Current maturities of long-term debt	(15,844)	(15,875)	—	—
Long-term debt, net of current maturities	(580,000)	(581,994)	(95,844)	(93,339)

The carrying value of cash equivalents approximates fair value due to their short-term maturity. The fair value of long-term debt, including current maturities, is estimated using quoted market prices or indices for similar liabilities and taking into consideration other factors such as credit quality and maturity. See Note 2 for description of the method used to determine the fair value of marketable securities and long-term marketable equity securities. The fair value of long-term debt, including current maturities, is determined only for disclosure purposes and is based on Level 3 inputs.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
The balance of long-term debt is comprised of:

	December 31,
	2012	2011
	(In thousands)
7.00% Senior Notes due January 15, 2013 (the "2002 Senior Notes"); interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"); interest payable each June 15 and December 15 commencing June 15, 2013	500,000	—
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000
Total long-term debt	595,844	95,844
Less current maturities	(15,844)	—
Long-term debt, net of current maturities	$580,000	$95,844

On December 21, 2012, the Company issued $500.0 million aggregate principal amount of 4.75% Senior Notes due December 15, 2022 in a private offering. The 2012 Senior Notes were issued at par. At any time prior to December 15, 2017, we may redeem the 2012 Senior Notes at a redemption price equal to the sum of the principal amount thereof, plus accrued and unpaid interest and a make-whole premium. Thereafter, we may redeem the 2012 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the 12-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

Certain domestic subsidiaries have unconditionally guaranteed the 2012 Senior Notes. The indenture governing the 2012 Senior Notes contains covenants that limit our ability and the ability of our subsidiaries to, among other things, incur additional indebtedness, pay dividends or make other distributions, repurchase or redeem our stock, make investments, sell assets, incur liens, enter into agreements restricting our subsidiaries' ability to pay dividends, enter into transactions with affiliates and consolidate, and merge or sell all or substantially all of our assets.
On December 21, 2012, the Company entered into a $300.0 million revolving credit facility, which expires on December 21, 2017. The annual fee to maintain the revolving credit facility is 25 basis points. At December 31, 2012, there are no outstanding borrowings under the revolving credit facility. IAC's obligation under the revolving credit facility is unconditionally guaranteed by certain domestic subsidiaries and is also secured by the stock of certain of our domestic and foreign subsidiaries.
In connection with the financing of the construction of IAC's corporate headquarters, on August 31, 2005, the New York City Industrial Development Agency (the "Agency") issued $80 million in aggregate principal amount of New York City Industrial Development Agency Liberty Bonds (IAC/InterActiveCorp Project), Series 2005 (the "Liberty Bonds"). IAC is obligated to make all principal, interest and other payments in respect of the Liberty Bonds pursuant to certain security and payment arrangements between IAC and the Agency, which arrangements were entered into in connection with the closing of the Liberty Bond issuance. IAC's payment obligation under the Liberty Bonds is collateralized by a mortgage interest in the corporate headquarters building.
Long-term debt maturities are as follows:

Years Ending December 31,	(In thousands)
2013	$15,844
2022	500,000
2035	80,000
Total	$595,844

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
Description of Common Stock and Class B Convertible Common Stock
With respect to matters that may be submitted to a vote or for the consent of IAC's shareholders generally, including the election of directors, each holder of shares of IAC common stock and IAC Class B common stock vote together as a single class. In connection with any such vote, each holder of IAC common stock is entitled to one vote for each share of IAC common stock held and each holder of IAC Class B common stock is entitled to ten votes for each share of IAC Class B common stock held. Notwithstanding the foregoing, the holders of shares of IAC common stock, acting as a single class, are entitled to elect 25% of the total number of IAC's directors, and, in the event that 25% of the total number of directors shall result in a fraction of a director, then the holders of shares of IAC common stock, acting as a single class, are entitled to elect the next higher whole number of IAC's directors. In addition, Delaware law requires that certain matters be approved by the holders of shares of IAC common stock or holders of IAC Class B common stock voting as a separate class.
Shares of IAC Class B common stock are convertible into shares of IAC common stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of IAC by means of a stock dividend on, or a stock split or combination of, outstanding shares of IAC common stock or IAC Class B common stock, or in the event of any merger, consolidation or other reorganization of IAC with another corporation. Upon the conversion of shares of IAC Class B common stock into shares of IAC common stock, those shares of IAC Class B common stock will be retired and will not be subject to reissue. Shares of IAC common stock are not convertible into shares of IAC Class B common stock.
Except as described herein, shares of IAC common stock and IAC Class B common stock are identical. The holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, such dividends as may be declared by IAC's Board of Directors out of funds legally available therefore. In the event of a liquidation, dissolution, distribution of assets or winding-up of IAC, the holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, all the assets of IAC available for distribution to its stockholders, after the rights of the holders of any IAC preferred stock have been satisfied.
On December 1, 2010, Mr. Diller, Chairman of the Board and Senior Executive of the Company, entered into an agreement with Liberty, pursuant to which Liberty exchanged with Mr. Diller an aggregate of 4.3 million shares of Class B common stock for the same number of shares of common stock held by Mr. Diller. In consideration of Mr. Diller waiving certain pre-existing rights under the Stockholders Agreement with respect to Liberty's transfer to IAC of shares of common stock and Class B common stock, the Company agreed to permit Mr. Diller to exchange with IAC, on a one-for-one basis, from time to time until September 1, 2011 up to 1.5 million shares of common stock for shares of Class B common stock. During 2011, Mr. Diller exchanged 1.5 million shares of common stock for 1.5 million shares of Class B common stock.
Further, on December 1, 2010, the Company entered into a stock exchange agreement with Liberty. Under the agreement, Liberty agreed to exchange with IAC an aggregate of 4.3 million shares of common stock described above and an aggregate of 8.5 million shares of Class B common stock for the outstanding shares of Celebrate Interactive, Inc., a wholly owned subsidiary of IAC, which owned all of the equity interests of Evite, Inc., Giftco, Inc. and IAC Advertising, LLC and $217.9 million in cash.
The shares of common stock and Class B common stock exchanged by Liberty represented substantially all of the shares of common stock and all of the shares of Class B common stock owned beneficially and/or of record by Liberty.
Following consummation of the above transactions, Mr. Diller has 5.8 million shares of IAC's outstanding Class B common stock.
At December 31, 2012, Mr. Diller has 42.5% of the outstanding total voting power of the Company.

Description of Preferred Stock
IAC's Board of Directors has the authority to designate, by resolution, the powers, preferences, rights and qualifications, limitations and restrictions of preferred stock issued by IAC without any further vote or action by the shareholders. Any shares of preferred stock so issued would have priority over shares of IAC common stock and shares of IAC Class B common stock with respect to dividend or liquidation rights or both. At December 31, 2012 and 2011 there is no preferred stock issued and outstanding.
Reserved Common Shares
In connection with equity compensation plans, 19.8 million shares of IAC common stock are reserved at December 31, 2012.
Warrants
A summary of changes in outstanding warrants is as follows:

	December 31, 2012
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2012	14,348	$28.40
Exercised	(14,348)	28.40
Outstanding at December 31, 2012	—	$—

During the year ended December 31, 2011, 3.9 million warrants were exercised. No warrants were exercised during the year ended December 31, 2010. No warrants were issued during the years ended December 31, 2012, 2011 and 2010.
Common Stock Repurchases
During 2012 and 2011, the Company purchased 15.5 million and 13.6 million shares of IAC common stock for aggregate consideration, on a trade date basis, of $716.1 million and $518.6 million, respectively.
On May 1, 2012, IAC's Board of Directors authorized the repurchase of up to 10 million shares of IAC common stock. At December 31, 2012, the Company has approximately 3.1 million shares remaining in its share repurchase authorization.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings (loss) per share attributable to IAC shareholders.

	Years Ended December 31,
	2012		2011		2010
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Earnings (loss) from continuing operations	$169,847	$169,847	$175,569	$175,569	$(9,393)	$(9,393)
Net (earnings) loss attributable to noncontrolling interests	(1,530)	(1,530)	2,656	2,656	5,007	5,007
Earnings (loss) from continuing operations attributable to IAC shareholders	168,317	168,317	178,225	178,225	(4,386)	(4,386)
(Loss) earnings from discontinued operations attributable to IAC shareholders(a)	(9,051)	(9,051)	(3,992)	(3,992)	103,745	103,745
Net earnings attributable to IAC shareholders	$159,266	$159,266	$174,233	$174,233	$99,359	$99,359
Denominator:
Weighted average basic shares outstanding	86,247	86,247	86,755	86,755	106,274	106,274
Dilutive securities including stock options, warrants and RSUs(b)(c)(d)	—	6,842	—	7,566	—	—
Denominator for earnings per share—weighted average shares(b)(c)(d)	86,247	93,089	86,755	94,321	106,274	106,274
Earnings (loss) per share attributable to IAC shareholders:
Earnings (loss) per share from continuing operations	$1.95	$1.81	$2.05	$1.89	$(0.04)	$(0.04)
Discontinued operations	(0.10)	(0.10)	(0.04)	(0.04)	0.97	0.97
Earnings per share	$1.85	$1.71	$2.01	$1.85	$0.93	$0.93
__________________________________________________________________

(a)	Amounts in 2010 include the gain on the Liberty Exchange.

(b)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and warrants and vesting of restricted stock units ("RSUs") and performance-based stock units ("PSUs"). At December 31, 2012, there are no warrants outstanding. For the years ended December 31, 2012 and 2011, approximately 0.8 million and 1.0 million shares, respectively, related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(c)
For the year ended December 31, 2010, the Company has a loss from continuing operations and as a result, no potentially dilutive securities are included in the denominator for computing diluted earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding are used to compute all earnings per share amounts. For the year ended December 31, 2010, approximately 36.3 million shares related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(d)
Prior to 2012, no PSUs are included in diluted earnings per share. During 2012, there are approximately 2.7 million PSUs included in the calculation of diluted earnings per share, as their performance conditions have been met. For the years ended December 31, 2012, 2011 and 2010 approximately 0.1 million, 3.1 million and 2.9 million PSUs are excluded from the calculation of diluted earnings per share.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
IAC currently has two active plans under which awards have been granted. These plans cover stock options to acquire shares of IAC common stock, RSUs, PSUs and restricted stock, as well as provide for the future grant of these and other equity awards. These plans authorize the Company to grant awards to its employees, officers, directors and consultants. At December 31, 2012, there are 3.6 million shares available for grant under the Company's stock-based compensation plans.
The plans were adopted in 2005 and 2008, have a stated term of ten years, and provide that the exercise price of stock options granted will not be less than the market price of the Company's common stock on the grant date. The plans do not specify grant dates or vesting schedules of awards as those determinations have been delegated to the Compensation and Human Resources Committee of IAC's Board of Directors (the "Committee"). Each grant agreement reflects the vesting schedule for that particular grant as determined by the Committee. Broad-based stock option awards to date have generally vested in equal annual installments over a four-year period and RSU awards currently outstanding generally vest in equal annual installments over a three-year period, in each case, from the grant date. PSU awards to date generally cliff vest at the end of a two to three-year period from the date of grant. In addition to equity awards outstanding under the two plans, stock options and other equity awards outstanding under terminated plans and plans assumed in acquisitions are reflected in the information set forth below.
The amount of stock-based compensation expense recognized in the consolidated statement of operations is reduced by estimated forfeitures, as the expense recorded is based on awards that are ultimately expected to vest. The forfeiture rate is estimated at the grant date based on historical experience and revised, if necessary, in subsequent periods if actual forfeitures differ from the estimated rate.
The total income tax benefit recognized in the accompanying consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010 related to stock-based compensation is $31.3 million, $32.7 million and $32.2 million, respectively.
At December 31, 2012, there is $92.4 million of unrecognized compensation cost, net of estimated forfeitures, related to all equity-based awards, which is expected to be recognized over a weighted average period of approximately 2.4 years.
Stock Options
A summary of changes in outstanding stock options is as follows:

	December 31, 2012
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2012	10,525	$24.88
Granted	3,639	47.42
Exercised	(2,974)	19.57
Forfeited	(643)	33.69
Expired	(87)	25.83
Outstanding at December 31, 2012	10,460	$33.68	7.2	$146,556
Options exercisable	4,518	$25.33	5.2	$99,010

The following table summarizes the information about stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2012	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2012	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
	(Shares in thousands)
$0.01 to $10.00	10	0.8	$4.63	10	0.8	$4.63
$10.01 to $20.00	1,549	5.1	16.84	1,468	5.0	16.83
$20.01 to $30.00	2,099	5.8	22.29	1,551	5.3	22.40
$30.01 to $40.00	2,594	8.2	32.36	768	8.0	32.27
$40.01 to $50.00	3,878	8.0	45.38	721	2.6	41.81
$50.01 to $60.00	330	9.1	59.15	—	—	—
	10,460	7.2	$33.68	4,518	5.2	$25.33

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between IAC's closing stock price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of IAC's common stock. The total intrinsic value of stock options exercised during the years ended December 31, 2012, 2011 and 2010 is $84.8 million, $70.6 million and $16.4 million, respectively.
The fair value of each stock option award is estimated on the grant date using the Black-Scholes option pricing model. Approximately 3.6 million, 2.6 million and 2.4 million stock options were granted by the Company during the years ended December 31, 2012, 2011 and 2010, respectively.
The Black-Scholes option pricing model incorporates various assumptions, including expected volatility and expected term. During 2012, 2011 and 2010, expected stock price volatilities were estimated based on the Company's historical volatility. The risk-free interest rates are based on U.S. Treasury yields for notes with comparable terms as the awards, in effect at the grant date. The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2012	2011	2010
Expected volatility	31%	30%	30%
Risk-free interest rate	0.6%	2.3%	2.4%
Expected term	4.4 years	6.1 years	5.6 years
Dividend yield	1.2	—	—

The weighted average fair value of stock options granted during the years ended December 31, 2012, 2011 and 2010 with exercise prices equal to the market prices of IAC's common stock on the date of grant are $10.69, $11.08 and $6.38, respectively. The weighted average exercise price and weighted average fair value of stock options granted during the years ended December 31, 2012 and 2010 with exercise prices greater than the market value of IAC's common stock on the date of grant are $60.00 and $7.61, and $32.00 and $11.05, respectively. There are no stock options issued during the year ended December 31, 2011 with exercise prices greater than the market value of IAC's common stock on the date of grant.
Cash received from stock option exercises and the related tax benefit realized for the years ended December 31, 2012, 2011 and 2010 are: $58.2 million and $74.3 million; $89.8 million and $25.5 million; and $39.1 million and $8.6 million, respectively.
Restricted Stock Units and Performance-based Stock Units
RSUs and PSUs are awards in the form of phantom shares or units, denominated in a hypothetical equivalent number of shares of IAC common stock and with the value of each RSU and PSU equal to the fair value of IAC common stock at the date of grant. RSUs and PSUs may be settled in cash, stock or both, as determined by the Committee at the time of grant. Each RSU and PSU grant is subject to service-based vesting, where a specific period of continued employment must pass before an award vests. PSUs also include performance-based vesting, where certain performance targets set at the time of grant must be achieved before an award vests. The Company recognizes expense for all RSUs and PSUs for which vesting is considered probable. For RSU grants, the expense is measured at the grant date as the fair value of IAC common stock and expensed as non-cash compensation over the vesting term. For PSU grants, the expense is measured at the grant date as the fair value of IAC common stock and expensed as non-cash compensation over the vesting term if the performance targets are considered probable of being achieved.
Nonvested RSUs and PSUs outstanding at December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2012	560	$31.06	4,541	$24.41
Granted	191	46.03	16	48.75
Vested	(381)	27.08	(2,671)	21.19
Forfeited	—	—	(616)	28.44
Nonvested at December 31, 2012	370	$39.94	1,270	$29.39
_______________________________________________________________________________

(a)
Included in the table are PSUs which vest at the end of two or three years in varying amounts depending upon certain performance conditions. The PSU table above includes these awards at their maximum potential payout.

The weighted average fair value of RSUs and PSUs granted during the years ended December 31, 2012, 2011 and 2010 based on market prices of IAC's common stock on the grant date was $46.24, $32.41 and $23.05, respectively. The total fair value of RSUs and PSUs that vested during the years ended December 31, 2012, 2011 and 2010 was $139.0 million, $33.2 million and $23.6 million, respectively.
Equity Instruments Denominated in the Shares of Certain Subsidiaries
IAC has granted phantom equity units and stock options in various operating subsidiaries to certain members of the subsidiaries' management. These equity awards vest over a period of years or upon the occurrence of certain prescribed events. In some cases, IAC has taken a preferred interest in the subsidiary with a face value equal to the subsidiary's acquisition price or, when funding a start-up business, its investment cost, or a certain other fixed amount. In some cases, these preferred interests accrete with paid-in-kind dividends at a prescribed rate of return. The value of the phantom equity units and stock options is tied to the value of the common stock of the entity, with the equity awards management receives as a whole generally representing a small minority of the total common stock outstanding. Accordingly, these interests only have value to the extent the relevant business appreciates in value above the preferred interest (including the accretion of dividends), our investment cost or other fixed amount or, in the case of stock options, the initial value utilized to determine the exercise price. These interests can have significant value in the event of significant appreciation. The interests are ultimately settled in IAC common stock or cash at the option of IAC, with fair market value generally determined by negotiation or arbitration, at various dates through 2019. The expense associated with these equity awards is initially measured at fair value at the grant date and is expensed as non-cash compensation over the vesting term. The aggregate number of IAC common shares that would be required to settle these interests at current estimated fair values, including vested and unvested interests, at December 31, 2012 is 2.0 million shares, which is included in the calculation of diluted earnings per share if the effect is dilutive. The comparable amount at December 31, 2011 is 2.2 million shares.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The overall concept that IAC employs in determining its operating segments is to present the financial information in a manner consistent with how the chief operating decision maker and executive management view the businesses, how the businesses are organized as to segment management, and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics or, in the case of Other, do not meet the quantitative thresholds that require presentation as separate operating segments.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue:
Search & Applications	$1,465,795	$1,040,507	$805,284
Match	713,449	518,027	400,723
Local	322,627	303,418	263,749
Media	164,824	70,164	49,692
Other	134,555	128,065	118,749
Inter-segment elimination	(317)	(737)	(1,382)
Total	$2,800,933	$2,059,444	$1,636,815

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Operating Income (Loss):
Search & Applications	$305,644	$204,006	$128,356
Match	205,492	137,555	115,367
Local	21,735	25,533	8,405
Media	(51,776)	(16,275)	(23,385)
Other	(7,689)	(3,896)	(31,600)
Corporate	(149,838)	(149,161)	(147,348)
Total	$323,568	$197,762	$49,795

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Operating Income Before Amortization(a):
Search & Applications	$313,146	$204,980	$140,792
Match	225,765	156,274	122,057
Local	24,932	28,284	10,671
Media	(44,827)	(15,845)	(21,849)
Other	(6,095)	(2,499)	2,091
Corporate	(67,957)	(62,787)	(64,183)
Total	$444,964	$308,407	$189,579

	December 31,
	2012	2011
	(In thousands)
Segment Assets(b):
Search & Applications	$355,159	$246,459
Match	225,781	190,338
Local	46,842	46,581
Media	71,495	25,429
Other	28,842	15,910
Corporate	978,651	1,148,517
Total	$1,706,770	$1,673,234

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Depreciation:
Search & Applications	$14,995	$25,484	$35,754
Match	16,339	10,780	11,042
Local	10,136	10,388	7,785
Media	1,398	703	245
Other	1,074	851	828
Corporate	8,539	8,513	8,243
Total	$52,481	$56,719	$63,897

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Capital expenditures:
Search & Applications	$15,320	$8,698	$17,169
Match	19,853	17,447	10,087
Local	6,666	9,299	10,513
Media	1,178	905	474
Other	1,819	970	951
Corporate	6,365	2,635	635
Total	$51,201	$39,954	$39,829

_______________________________________________________________________________

(a)
The Company's primary metric is Operating Income Before Amortization, which is defined as operating income excluding, if applicable: (1) non-cash compensation expense, (2) amortization and impairment of intangibles, (3) goodwill impairment and (4) one-time items. The Company believes this measure is useful to investors because it represents the operating results from IAC's segments, taking into account depreciation, which it believes is an ongoing cost of doing business, but excluding the effects of any other non-cash expenses. Operating Income Before Amortization has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses, including non-cash compensation and acquisition related accounting. IAC endeavors to compensate for the limitations of the non-U.S. GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-U.S. GAAP measure.

(b)	Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue
United States	$1,966,383	$1,583,322	$1,359,655
All other countries	834,550	476,122	277,160
Total	$2,800,933	$2,059,444	$1,636,815

	December 31,
	2012	2011
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$251,379	$246,550
All other countries	19,133	13,038
Total	$270,512	$259,588

The following tables reconcile Operating Income Before Amortization to operating income (loss) for the Company's reportable segments:

	Year Ended December 31, 2012
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$313,146	$(34)	$(7,468)	$305,644
Match	225,765	(2,818)	(17,455)	205,492
Local	24,932	—	(3,197)	21,735
Media	(44,827)	(770)	(6,179)	(51,776)
Other	(6,095)	(122)	(1,472)	(7,689)
Corporate	(67,957)	(81,881)	—	(149,838)
Total	$444,964	$(85,625)	$(35,771)	$323,568

	Year Ended December 31, 2011
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$204,980	$202	$(1,176)	$204,006
Match	156,274	(1,642)	(17,077)	137,555
Local	28,284	—	(2,751)	25,533
Media	(15,845)	(427)	(3)	(16,275)
Other	(2,499)	(347)	(1,050)	(3,896)
Corporate	(62,787)	(86,374)	—	(149,161)
Total	$308,407	$(88,588)	$(22,057)	$197,762

	Year Ended December 31, 2010
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Goodwill Impairment	Operating (Loss) Income
	(In thousands)
Search & Applications	$140,792	$(630)	$(11,806)	$—	$128,356
Match	122,057	153	(6,843)	—	115,367
Local	10,671	—	(2,266)	—	8,405
Media	(21,849)	(458)	(1,078)	—	(23,385)
Other	2,091	(180)	(5,479)	(28,032)	(31,600)
Corporate	(64,183)	(83,165)	—	—	(147,348)
Total	$189,579	$(84,280)	$(27,472)	$(28,032)	$49,795

The following tables reconcile segment assets to total assets:

	December 31, 2012
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$355,159	$723,650	$197,304	$64,457	$1,340,570
Match	225,781	683,935	158,098	5,612	1,073,426
Local	46,842	143,782	5,382	21,104	217,110
Media	71,495	15,590	1,800	2,020	90,905
Other	28,842	49,197	16,380	10,747	105,166
Corporate(c)	978,651	—	—	—	978,651
Total	$1,706,770	$1,616,154	$378,964	$103,940	$3,805,828

	December 31, 2011
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$246,459	$526,444	$163,604	$6	$936,513
Match	190,338	667,073	156,699	21,501	1,035,611
Local	46,581	127,698	18,205	1,293	193,777
Media	25,429	15,590	1,800	—	42,819
Other	15,910	21,719	11,180	3,819	52,628
Corporate(c)	1,148,517	—	—	—	1,148,517
Total	$1,673,234	$1,358,524	$351,488	$26,619	$3,409,865
_____________________________________

(c)	Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments Disclosure
COMMITMENTS
COMMITMENTS
The Company leases land, office space, data center facilities and equipment used in connection with its operations under various operating leases, many of which contain escalation clauses. The Company is also committed to pay a portion of the related operating expenses under a data center lease agreement. These operating expenses are not included in the table below.
Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2013	$24,071
2014	25,565
2015	23,812
2016	23,268
2017	20,593
Thereafter	210,798
Total	$328,107

Expenses charged to operations under these agreements are $30.6 million, $31.3 million and $31.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company's most significant operating lease is a 77 year ground lease for IAC's headquarters building in New York City and approximates 55% of the future minimum payments due under all operating lease agreements in the table above.
The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events as follows:

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years
	(In thousands)
Letters of credit	$2,780	$2,780	$—	$—
Purchase obligations	41,109	18,785	22,233	91
Total commercial commitments	$43,889	$21,565	$22,233	$91

The letters of credit support the Company's casualty insurance program. The purchase obligations primarily include advertising commitments, which commitments are reducible or terminable such that these commitments can never exceed associated revenue by a meaningful amount. Purchase obligations also include minimum payments due under telecommunication contracts related to data transmission lines.

CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Contingencies Disclosure
CONTINGENCIES
CONTINGENCIES
In the ordinary course of business, the Company is a party to various lawsuits. The Company establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. Management has also identified certain other legal matters where we believe an unfavorable outcome is not probable and, therefore, no reserve is established. Although management currently believes that resolving claims against us, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management's view of these matters may change in the future. The Company also evaluates other contingent matters, including income and non-tax contingencies, to assess the likelihood of an unfavorable outcome and estimated extent of potential loss. It is possible that an unfavorable outcome of one or more of these lawsuits or other contingencies could have a material impact on the liquidity, results of operations, or financial condition of the Company. See Note 4 for additional information related to income tax contingencies.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Disclosure of Non-Cash Transactions for 2010
On December 1, 2010, in accordance with the Company's stock exchange agreement with Liberty, IAC exchanged $217.9 million in cash and all the outstanding shares of Celebrate Interactive, Inc., a wholly owned subsidiary of IAC that held all the equity interests of Evite, Inc., Giftco, Inc. and IAC Advertising, LLC, for substantially all of Liberty's shares of IAC common stock and all of its shares of Class B common stock, which were valued at $364.2 million based on the closing price of IAC common stock on December 1, 2010.
On March 10, 2010, Match and Meetic completed a transaction in which Match contributed its Latin American business ("Match Latam") and Meetic contributed Parperfeito to a newly formed venture. These contributions, along with a $3.0 million payment from Match to Meetic, resulted in each party owning a 50% equity interest in the newly formed venture, which was valued at $72 million. No gain or loss was recognized on this transaction as the fair value of the consideration received by Match equaled the fair value of the assets exchanged.
Supplemental Disclosure of Cash Flow Information:
During 2010, IAC received a dividend of $11.4 million from Meetic, which the Company deemed to be a partial return of its investment. Accordingly, the dividend is reflected as a cash inflow from an investing activity in the accompanying consolidated statement of cash flows.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cash paid (received) during the year for:
Interest	$5,214	$5,128	$5,113
Income tax payments	43,316	42,094	19,311
Income tax refunds	(8,187)	(3,609)	(72,198)

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
On December 1, 2010, the Company completed a tax-free exchange with Liberty. See Note 12 for additional information regarding this exchange.
In connection with and following the Expedia spin-off, the Company and Expedia entered into various commercial agreements, which generally include distribution agreements, services agreements and advertising agreements, as well as a cost sharing agreement. For the years ended December 31, 2012, 2011 and 2010, transactions related to these agreements have been immaterial. The Company and Expedia are related parties since they are under common control, given that Mr. Diller serves as Chairman and Senior Executive of both IAC and Expedia.
In addition, each of the Company and Expedia has a 50% ownership interest in an aircraft that may be used by both companies. Members of this aircraft's flight crew are employed by an entity in which each of the Company and Expedia has a 50% ownership interest. The Company and Expedia have agreed to share costs relating to flight crew compensation and benefits pro-rata according to each company's respective usage of the aircraft, for which they are separately billed by the entity described above. For the years ended December 31, 2012, 2011 and 2010, total payments made to this entity by the Company were immaterial.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS
IAC has a retirement savings plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. Participating employees may contribute up to 50% of their pre-tax earnings, but not more than statutory limits. IAC contributes fifty cents for each dollar a participant contributes in this plan, with a maximum contribution of 3% of a participant's eligible earnings. Matching contributions for the plan for the years ended December 31, 2012, 2011 and 2010 are $6.5 million, $5.0 million and $4.9 million, respectively. The increase in matching contributions in 2012 is primarily related to increased participation in the plan. Matching contributions are invested in the same manner as each participant's voluntary contributions in the investment options provided under the plan. Investment options in the plan include IAC common stock, but neither participant nor matching contributions are required to be invested in IAC common stock.
IAC also has or participates in various benefit plans, principally defined contribution plans, for its international employees. IAC's contributions for these plans for the years ended December 31, 2012, 2011 and 2010 are $2.3 million, $1.4 million and $0.4 million, respectively. The increase in contributions for both 2012 and 2011 relates primarily to Meetic, consolidated beginning September 1, 2011.

QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31	Quarter Ended June 30 (a)	Quarter Ended September 30	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2012
Revenue	$640,600	$680,612	$714,470	$765,251
Cost of revenue	223,571	236,690	261,932	270,277
Operating income	62,765	97,476	78,033	85,294
Earnings from continuing operations	31,153	48,101	46,185	44,408
Earnings (loss) from discontinued operations, net of tax	3,684	(4,641)	(5,624)	(2,470)
Net earnings	34,837	43,460	40,561	41,938
Net earnings attributable to IAC shareholders	34,478	43,332	40,717	40,739
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.37	$0.56	$0.52	$0.49
Diluted earnings per share from continuing operations(c)	$0.34	$0.52	$0.49	$0.46
Basic earnings per share(c)	$0.42	$0.50	$0.46	$0.46
Diluted earnings per share(c)	$0.38	$0.47	$0.43	$0.43

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30 (b)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2011
Revenue	$460,213	$485,404	$516,884	$596,943
Cost of revenue	172,718	181,472	188,642	218,412
Operating income	37,336	58,231	46,740	55,455
Earnings from continuing operations	20,168	45,630	67,973	41,798
(Loss) earnings from discontinued operations, net of tax	(1,948)	(2,488)	(3,922)	4,366
Net earnings	18,220	43,142	64,051	46,164
Net earnings attributable to IAC shareholders	18,070	42,424	64,973	48,766
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.22	$0.50	$0.81	$0.53
Diluted earnings per share from continuing operations(c)	$0.21	$0.46	$0.73	$0.48
Basic earnings per share(c)	$0.20	$0.47	$0.77	$0.58
Diluted earnings per share(c)	$0.19	$0.44	$0.69	$0.53
_______________________________________________________________________________

(a)
The second quarter of 2012 includes an after-tax non-cash charge of $16.2 million related to the re-measurement of the carrying value of our equity method investment in News_Beast to fair value in connection with our acquisition of a controlling interest in June 2012.

(b)
The third quarter of 2011 includes an after-tax non-cash charge of $11.7 million related to the re-measurement of the carrying value of Match's 27% equity method investment in Meetic to fair value (i.e., the tender offer price of €15.00 per share) in connection with our acquisition of a controlling interest. The third quarter of 2011 also includes the reversal of a previously established deferred tax liability of $43.6 million in connection with the acquisition of Meetic.

(c)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.

GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Guarantor and Nonguarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
The 2012 Senior Notes are unconditionally guaranteed, jointly and severally, by certain domestic subsidiaries which are 100% owned by the Company. The following tables present condensed consolidating financial information at December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010 for: IAC, on a stand-alone basis; the combined guarantor subsidiaries of IAC; the combined non-guarantor subsidiaries of IAC; and IAC on a consolidated basis.

Balance sheet at December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$499,255	$—	$250,722	$—	$749,977
Marketable securities	20,604	—	—	—	20,604
Accounts receivable, net	43	142,627	87,160	—	229,830
Other current assets	58,441	54,568	44,367	(1,037)	156,339
Intercompany receivables	—	500,566	10,638,417	(11,138,983)	—
Property and equipment, net	4,116	179,582	86,814	—	270,512
Goodwill	—	1,162,721	453,433	—	1,616,154
Intangible assets, net	—	327,031	155,873	—	482,904
Investment in subsidiaries	12,913,747	611,869	—	(13,525,616)	—
Other non-current assets	320,586	16,509	109,912	(167,499)	279,508
Total assets	$13,816,792	$2,995,473	$11,826,698	$(24,833,135)	$3,805,828

Accounts payable, trade	$4,366	$64,888	$29,060	$—	$98,314
Other current liabilities	74,230	214,224	239,773	(1,652)	526,575
Long-term debt, net of current maturities	500,000	80,000	—	—	580,000
Income taxes payable	440,110	25,428	14,407	—	479,945
Intercompany liabilities	11,138,983	—	—	(11,138,983)	—
Other long-term liabilities	3,375	84,473	434,269	(166,884)	355,233
Redeemable noncontrolling interests	—	1,388	56,738	—	58,126
IAC shareholders' equity	1,655,728	2,525,072	11,000,544	(13,525,616)	1,655,728
Noncontrolling interests	—	—	51,907	—	51,907
Total liabilities and shareholders' equity	$13,816,792	$2,995,473	$11,826,698	$(24,833,135)	$3,805,828

Statement of operations for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,959,488	$847,798	$(6,353)	$2,800,933
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	5,194	592,007	400,174	(4,905)	992,470
Selling and marketing expense	4,081	659,498	236,647	(1,465)	898,761
General and administrative expense	121,919	151,204	122,873	17	396,013
Product development expense	5,611	64,222	32,036	—	101,869
Depreciation	832	33,631	18,018	—	52,481
Amortization of intangibles	—	10,881	24,890	—	35,771
Total costs and expenses	137,637	1,511,443	834,638	(6,353)	2,477,365
Operating (loss) income	(137,637)	448,045	13,160	—	323,568
Equity in earnings (losses) of unconsolidated affiliates	309,693	37,849	(22,548)	(350,339)	(25,345)
Other (expense) income, net	(84,735)	(8,057)	83,631	—	(9,161)
Earnings from continuing operations before income taxes	87,321	477,837	74,243	(350,339)	289,062
Income tax benefit (provision)	80,996	(149,223)	(50,988)	—	(119,215)
Earnings from continuing operations	168,317	328,614	23,255	(350,339)	169,847
(Loss) earnings from discontinued operations, net of tax	(9,051)	—	842	(842)	(9,051)
Net earnings	159,266	328,614	24,097	(351,181)	160,796
Net loss (earnings) attributable to noncontrolling interests	—	206	(1,736)	—	(1,530)
Net earnings attributable to IAC shareholders	$159,266	$328,820	$22,361	$(351,181)	$159,266
Comprehensive income attributable to IAC shareholders	$139,540	$329,593	$22,484	$(352,077)	$139,540

Statement of cash flows for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(116,353)	$458,190	$12,690	$—	$354,527
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(35,159)	(340,648)	(35,228)	—	(411,035)
Capital expenditures	(3,969)	(29,550)	(17,682)	—	(51,201)
Proceeds from maturities and sales of marketable debt securities	195,501	—	—	—	195,501
Purchases of marketable debt securities	(53,952)	—	—	—	(53,952)
Proceeds from sales of long-term investments	14,194	—	—	—	14,194
Purchases of long-term investments	(27,187)	(724)	(8,183)	—	(36,094)
Other, net	(351)	117	(9,267)	—	(9,501)
Net cash provided by (used in) investing activities attributable to continuing operations	89,077	(370,805)	(70,360)	—	(352,088)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Purchase of treasury stock	(691,830)	—	—	—	(691,830)
Issuance of common stock, net of withholding taxes	262,841	—	—	—	262,841
Dividends	(68,163)	—	—	—	(68,163)
Excess tax benefits from stock-based awards	52,209	4,892	—	—	57,101
Intercompany	(56,840)	(92,259)	149,099	—	—
Other, net	(12,937)	—	(2,711)	—	(15,648)
Net cash (used in) provided by financing activities attributable to continuing operations	(14,720)	(87,367)	146,388	—	44,301
Total cash (used in) provided by continuing operations	(41,996)	18	88,718	—	46,740
Total cash (used in) provided by discontinued operations	(3,971)	—	499	—	(3,472)
Effect of exchange rate changes on cash and cash equivalents	—	(18)	2,574	—	2,556
Net (decrease) increase in cash and cash equivalents	(45,967)	—	91,791	—	45,824
Cash and cash equivalents at beginning of period	545,222	—	158,931	—	704,153
Cash and cash equivalents at end of period	$499,255	$—	$250,722	$—	$749,977

Balance sheet at December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$545,222	$—	$158,931	$—	$704,153
Marketable securities	165,695	—	—	—	165,695
Accounts receivable, net	16	110,405	66,609	—	177,030
Other current assets	22,936	50,470	33,863	4,986	112,255
Intercompany receivables	—	1,133,800	10,147,279	(11,281,079)	—
Property and equipment, net	897	175,453	83,238	—	259,588
Goodwill	—	838,307	520,217	—	1,358,524
Intangible assets, net	—	235,048	143,059	—	378,107
Investment in subsidiaries	12,565,249	689,308	—	(13,254,557)	—
Other non-current assets	384,683	15,903	61,954	(208,027)	254,513
Total assets	$13,684,698	$3,248,694	$11,215,150	$(24,738,677)	$3,409,865

Accounts payable, trade	$4,244	$36,717	$23,437	$—	$64,398
Other current liabilities	44,458	244,199	183,100	(1,970)	469,787
Long-term debt, net of current maturities	15,844	80,000	—	—	95,844
Income taxes payable	431,091	14,337	5,105	—	450,533
Intercompany liabilities	11,281,079	—	—	(11,281,079)	—
Other long-term liabilities	2,933	92,012	424,940	(201,071)	318,814
Redeemable noncontrolling interests	—	1,593	48,756	—	50,349
IAC shareholders' equity	1,905,049	2,779,836	10,474,721	(13,254,557)	1,905,049
Noncontrolling interests	—	—	55,091	—	55,091
Total liabilities and shareholders' equity	$13,684,698	$3,248,694	$11,215,150	$(24,738,677)	$3,409,865

Statement of operations for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$413	$1,539,282	$522,496	$(2,747)	$2,059,444
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,763	495,484	262,151	(1,154)	761,244
Selling and marketing expense	4,385	490,877	120,527	(1,615)	614,174
General and administrative expense	120,908	134,973	72,825	22	328,728
Product development expense	7,299	58,223	13,238	—	78,760
Depreciation	799	43,241	12,679	—	56,719
Amortization of intangibles	—	3,593	18,464	—	22,057
Total costs and expenses	138,154	1,226,391	499,884	(2,747)	1,861,682
Operating (loss) income	(137,741)	312,891	22,612	—	197,762
Equity in earnings (loss) of unconsolidated affiliates	696,250	29,607	(32,866)	(729,291)	(36,300)
Other (expense) income, net	(733,699)	(1,073)	744,832	—	10,060
(Loss) earnings from continuing operations before income taxes	(175,190)	341,425	734,578	(729,291)	171,522
Income tax benefit (provision)	353,415	(130,124)	(219,244)	—	4,047
Earnings from continuing operations	178,225	211,301	515,334	(729,291)	175,569
(Loss) earnings from discontinued operations, net of tax	(3,992)	—	4,877	(4,877)	(3,992)
Net earnings	174,233	211,301	520,211	(734,168)	171,577
Net loss attributable to noncontrolling interests	—	60	2,596	—	2,656
Net earnings attributable to IAC shareholders	$174,233	$211,361	$522,807	$(734,168)	$174,233
Comprehensive income attributable to IAC shareholders	$144,244	$211,709	$478,519	$(690,228)	$144,244

Statement of cash flows for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(75,300)	$369,744	$77,942	$—	$372,386
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(80,998)	(197,471)	—	(278,469)
Capital expenditures	(798)	(28,924)	(10,232)	—	(39,954)
Proceeds from maturities and sales of marketable debt securities	267,635	—	317,300	—	584,935
Purchases of marketable debt securities	(74,240)	—	(129,730)	—	(203,970)
Proceeds from sales of long-term investments	10,214	—	5,000	—	15,214
Purchases of long-term investments	(35,263)	(51,008)	(3,974)	—	(90,245)
Other, net	—	1,886	(14,583)	—	(12,697)
Net cash provided by (used in) investing activities attributable to continuing operations	167,548	(159,044)	(33,690)	—	(25,186)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(507,765)	—	—	—	(507,765)
Issuance of common stock, net of withholding taxes	132,785	—	—	—	132,785
Dividends	(10,668)	—	—	—	(10,668)
Excess tax benefits from stock-based awards	22,166	—	—	—	22,166
Intercompany	824,194	(210,593)	(613,601)	—	—
Other, net	(3,843)	(249)	(4,659)	—	(8,751)
Net cash provided by (used in) financing activities attributable to continuing operations	456,869	(210,842)	(618,260)	—	(372,233)
Total cash provided by (used in) continuing operations	549,117	(142)	(574,008)	—	(25,033)
Total cash used in discontinued operations	(7,166)	—	(1,251)	—	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,271	142	(7,909)	—	(4,496)
Net increase (decrease) in cash and cash equivalents	545,222	—	(583,168)	—	(37,946)
Cash and cash equivalents at beginning of period	—	—	742,099	—	742,099
Cash and cash equivalents at end of period	$545,222	$—	$158,931	$—	$704,153

Statement of operations for the year ended December 31, 2010:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$2,944	$1,267,664	$371,739	$(5,532)	$1,636,815
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,224	408,501	184,586	(3,495)	593,816
Selling and marketing expense	4,085	401,086	89,067	(2,032)	492,206
General and administrative expense	120,629	125,796	70,080	(5)	316,500
Product development expense	6,613	49,108	9,376	—	65,097
Depreciation	580	52,013	11,304	—	63,897
Amortization of intangibles	—	7,605	19,867	—	27,472
Goodwill impairment	—	28,032	—	—	28,032
Total costs and expenses	136,131	1,072,141	384,280	(5,532)	1,587,020
Operating (loss) income	(133,187)	195,523	(12,541)	—	49,795
Equity in earnings (losses) of unconsolidated affiliates	267,342	5,168	(1,969)	(296,217)	(25,676)
Other (expense) income, net	(276,947)	(2,838)	278,352	—	(1,433)
(Loss) earnings from continuing operations before income taxes	(142,792)	197,853	263,842	(296,217)	22,686
Income tax benefit (provision)	138,406	(71,917)	(98,568)	—	(32,079)
(Loss) earnings from continuing operations	(4,386)	125,936	165,274	(296,217)	(9,393)
Gain on Liberty Exchange	140,768	—	—	—	140,768
Loss from discontinued operations, net of tax	(37,023)	—	(51,325)	51,325	(37,023)
Net earnings	99,359	125,936	113,949	(244,892)	94,352
Net loss attributable to noncontrolling interests	—	3,968	1,039	—	5,007
Net earnings attributable to IAC shareholders	$99,359	$129,904	$114,988	$(244,892)	$99,359
Comprehensive income attributable to IAC shareholders	$92,402	$129,904	$113,030	$(242,934)	$92,402

Statement of cash flows for the year ended December 31, 2010:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash provided by operating activities attributable to continuing operations	$13,637	$311,054	$16,016	$—	$340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(10,000)	(7,333)	—	(17,333)
Capital expenditures	—	(36,497)	(3,332)	—	(39,829)
Proceeds from maturities and sales of marketable debt securities	—	—	763,326	—	763,326
Purchases of marketable debt securities	—	—	(838,155)	—	(838,155)
Proceeds from sales of long-term investments	5,324	—	—	—	5,324
Purchases of long-term investments	(697)	(9)	(1,577)	—	(2,283)
Dividend received from Meetic S.A.	—	—	11,355	—	11,355
Other, net	1,967	(541)	(1,927)	—	(501)
Net cash provided by (used in) investing activities attributable to continuing operations	6,594	(47,047)	(77,643)	—	(118,096)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(539,598)	—	—	—	(539,598)
Issuance of common stock, net of withholding taxes	25,939	—	—	—	25,939
Excess tax benefits from stock-based awards	5,202	4,285	4,804	—	14,291
Liberty Exchange	(217,921)	—	—	—	(217,921)
Intercompany	703,868	(268,041)	(435,827)	—	—
Other, net	—	—	79	—	79
Net cash used in financing activities attributable to continuing operations	(22,510)	(263,756)	(430,944)	—	(717,210)
Total cash (used in) provided by continuing operations	(2,279)	251	(492,571)	—	(494,599)
Total cash provided by (used in) discontinued operations	457	—	(8,002)	—	(7,545)
Effect of exchange rate changes on cash and cash equivalents	—	(251)	(1,503)	—	(1,754)
Net decrease in cash and cash equivalents	(1,822)	—	(502,076)	—	(503,898)
Cash and cash equivalents at beginning of period	1,822	—	1,244,175	—	1,245,997
Cash and cash equivalents at end of period	$—	$—	$742,099	$—	$742,099

Schedule II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - VALUATION AND QUALIFYING ACCOUNTS
IAC/INTERACTIVECORP AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2012
Allowance for doubtful accounts and revenue reserves	$7,309	$12,237	(1)	$654		$(11,425)	(5)	$8,775
Magazine publishing allowance for newsstand returns	—	10,426	(2)	33		(8,146)	(6)	2,313
Sales returns accrual	1,020	17,728		—		(17,504)		1,244
Deferred tax valuation allowance	45,084	9,320	(3)	6,379	(4)	—		60,783
Other reserves	2,119							1,925
2011
Allowance for doubtful accounts and revenue reserves	$8,848	$8,898	(1)	$(329)		$(10,108)	(5)	$7,309
Sales returns accrual	913	16,573		—		(16,466)		1,020
Deferred tax valuation allowance	40,266	5,732	(7)	(914)	(8)	—		45,084
Other reserves	1,555							2,119
2010
Allowance for doubtful accounts and revenue reserves	$10,515	$9,013	(1)	$81		$(10,761)	(5)	$8,848
Sales returns accrual	873	14,026		—		(13,986)		913
Deferred tax valuation allowance	35,331	4,511	(9)	424	(4)	—		40,266
Other reserves	2,666							1,555
_________________________________________________________

(1)	Additions to the allowance for doubtful accounts are charged to expense. Additions to the revenue reserves are charged against revenue.

(2)	Additions to the magazine publishing allowance for newsstand returns are related to magazine publishing at News_Beast and are charged against revenue.

(3)
Amount is primarily related to an unbenefited other-than-temporary impairment charge related to a long-term marketable equity security, an increase in deferred tax assets for investments in subsidiaries and an increase in federal net operating losses.

(4)	Amount is primarily related to unbenefited unrealized losses on available-for-sale securities included in accumulated other comprehensive income.

(5)	Write-off of fully reserved accounts receivable.

(6)	Amount represents returns of magazines at News_Beast.

(7)	Amount is primarily related to losses from equity method investments.

(8)
Amount is primarily related to the net release of the valuation allowance on net benefited losses for 2011 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.

(9)
Amount is primarily related to net unbenefited unrealized losses including an impairment charge from equity method investments and an increase in foreign net operating losses partially offset by a write-off of previously unbenefited deferred tax assets for state capital loss carryforwards.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Consolidation and Accounting for Investments
Basis of Consolidation and Accounting for Investments
The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest. Intercompany transactions and accounts have been eliminated.
Investments in entities in which the Company has the ability to exercise significant influence over the operating and financial matters of the investee, but does not have a controlling financial interest, are accounted for using the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence over the operating and financial matters of the investee are accounted for using the cost method. The Company evaluates each cost and equity method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. Such impairment evaluations include, but are not limited to: the current business environment, including competition; going concern considerations such as financial condition and the rate at which the investee company utilizes cash and the investee company's ability to obtain additional financing to achieve its business plan; the need for changes to the investee company's existing business model due to changing business environments and its ability to successfully implement necessary changes; and comparable valuations. If the Company has not identified events or changes in circumstances that may have a significant adverse effect on the fair value of a cost method investment, then the fair value of such cost method investment is not estimated, as it is impracticable to do so.

Accounting Estimates
Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the fair values of marketable securities and other investments; the recoverability of goodwill and indefinite-lived intangible assets; the useful lives and recovery of definite-lived intangible assets and property and equipment; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts and revenue reserves; the reserves for income tax contingencies; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue when persuasive evidence of an arrangement exists, services are rendered or merchandise is delivered to customers, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received in advance of the Company's rendering of services or delivery of merchandise.
Search & Applications
The Search & Applications segment's revenue consists principally of advertising revenue which is generated primarily through the display of paid listings in response to search queries, as well as from advertisements appearing on its destination search websites and portals and certain third party websites and the syndication of search results generated by Ask-branded destination search websites. The Company obtains the substantial majority of its paid listings from third-party providers, primarily Google Inc. ("Google"). Paid listings are priced on a price per click and when the Company delivers a user's click to a paid listing supplied by Google, Google bills the advertiser and shares a portion of its resulting paid listing fee with the Company. The Company recognizes paid listing revenue from Google when it delivers the user's click. In cases where the user's click is generated by a third party site, the Company recognizes the amount due from Google as revenue and records the revenue share obligation to the third-party site as traffic acquisition costs.
Match
Match's revenue consists primarily of subscription fee revenue generated from customers who subscribe to online personals services on Match.com and most of Match's other personals websites. Subscription fee revenue is recognized over the terms of the applicable subscriptions, which primarily range from one to six months. Deferred revenue at Match is $103.9 million and $94.9 million at December 31, 2012 and 2011, respectively. Match also earns revenue from online advertising, primarily from OkCupid, which was acquired in January 2011. Online advertising revenue is recognized every time an ad is displayed.
Local
HomeAdvisor's lead acceptance revenue is generated and recognized when an in-network home service professional is delivered a consumer lead. HomeAdvisor's activation revenue is generated through the enrollment and activation of a new home service professional. Activation revenue is initially deferred and recognized over 24 months. Deferred revenue at HomeAdvisor is $3.0 million and $3.8 million at December 31, 2012 and 2011, respectively.
CityGrid Media's revenue is primarily generated through the sale of local and national online advertising. There are several types of internet advertisements, and the way in which advertising revenue is earned varies among them. Depending upon the terms, revenue might be earned every time a user clicks on an ad, every time an ad is displayed, or every time a user clicks-through on the ad and takes a specified action on the destination site.
Media
Revenue of media businesses included in this segment is generated primarily through advertising, media production and subscriptions. Advertising revenue is recognized every time an ad is displayed or over the period earned, media production revenue is recognized based on delivery and acceptance and subscription fee revenue is recognized over the terms of the applicable subscriptions, which are one month or one year.
Other
Shoebuy's revenue consists of merchandise sales, reduced by incentive discounts and sales returns, and is recognized when delivery to the customer has occurred. Delivery is considered to have occurred when the customer takes title and assumes the risks and rewards of ownership, which is on the date of shipment. Accruals for returned merchandise are based on historical experience. Shipping and handling fees billed to customers are recorded as revenue. The costs associated with shipping goods to customers are recorded as cost of revenue.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated money market funds. Internationally, cash equivalents primarily consist of AAA rated money market funds and time deposits.

Marketable Securities
Marketable Securities
The Company invests in certain marketable securities, which primarily consist of short-to-intermediate-term debt securities issued by investment grade corporate issuers. The Company only invests in marketable securities with active secondary or resale markets to ensure portfolio liquidity and the ability to readily convert investments into cash to fund current operations or satisfy other cash requirements as needed. From time to time, the Company may invest in marketable equity securities as part of its investment strategy. All marketable securities are classified as available-for-sale and are reported at fair value. The unrealized gains and losses on marketable securities, net of tax, are included in accumulated other comprehensive income as a separate component of shareholders' equity. The specific-identification method is used to determine the cost of securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income into earnings.
The Company employs a methodology that considers available evidence in evaluating potential other-than-temporary impairments of its investments. Investments are considered to be impaired when a decline in fair value below the amortized cost basis is determined to be other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the issuer, and whether it is not more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis, which may be maturity. If a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded in current earnings and a new cost basis in the investment is established.

Accounts Receivable
Accounts Receivable
Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts and revenue reserves. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history, the specific customer's ability to pay its obligation to the Company and the condition of the general economy and the customer's industry. The Company writes off accounts receivable when they become uncollectible. The Company also maintains allowances to reserve for potential credits issued to customers or other revenue adjustments. The amount of these reserves are based, in part, on historical experience.

Property and Equipment
Property and Equipment
Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation and other employee-related costs for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. During 2011, the Company wrote-off $4.9 million in capitalized software costs associated with the exit of the Company's direct sponsored listings business. The net book value of capitalized internal use software is $33.4 million and $29.2 million at December 31, 2012 and 2011, respectively.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Goodwill acquired in business combinations is assigned to the reporting unit(s) that are expected to benefit from the combination as of the acquisition date. The Company assesses goodwill and indefinite-lived intangible assets for impairment annually as of October 1, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. In 2012, the Company adopted Accounting Standards Update ("ASU") 2011-08, "Testing Goodwill for Impairment", which gives companies the option to qualitatively assess whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit's goodwill is necessary. If it is more likely than not that the fair value of the reporting unit is less than its carrying value, then the goodwill must be tested using a two-step process based on prior accounting guidance, and if the carrying value of a reporting unit's goodwill exceeds its implied fair value, an impairment loss equal to the excess is recorded. The Company also adopted Accounting Standards Update 2012-02 "Testing Indefinite-Lived Intangible Assets for Impairment" in 2012, which gives companies the option to qualitatively assess whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If it is not more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value, the fair value of the asset does not need to be determined. If it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value, then the indefinite-lived intangible asset must be tested based on prior accounting guidance, and if its carrying value exceeds its estimated fair value, an impairment loss equal to the excess is recorded. See Note 6 for discussion of impairment charges recorded in 2010. There are no impairment charges recorded in 2012 and 2011.
The Company's reporting units are consistent with its determination of its operating segments. Goodwill is tested for impairment at the reporting unit level. The Company's operating segments, reporting units and reportable segments are as follows:

Operating Segment and Reporting Unit	Reportable Segment
Search & Applications	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other
Tutor	Other

Media and Other include other operating segments that do not have goodwill. See Note 15 for additional information regarding the Company's method of determining operating and reportable segments.
The fair value of each of the Company's seven reporting units, excluding Tutor which was acquired in December 2012, exceed their carrying values by more than 20% at October 1, 2012, the date of our most recent annual impairment assessment.

Long-Lived Assets and Intangible Assets with Definite Lives
Long-Lived Assets and Intangible Assets with Definite Lives
Long-lived assets, which consist of property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the period in which the economic benefits of the asset will be realized.

Fair Value Measurements
Fair Value Measurements
The Company categorizes its assets and liabilities measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

•	Level 1: Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

•
Level 2: Other inputs that are observable directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair value of the Company's Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

•
Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See Note 9 for a discussion of fair value measurements made using Level 3 inputs.

The Company's non-financial assets, such as goodwill, intangible assets and property and equipment, as well as equity and cost method investments, are adjusted to fair value only when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs. See Note 6 for a discussion of goodwill and intangible asset impairment charges and Note 8 for a discussion of impairment charges related to equity and cost method investments.

Traffic Acquisition Costs
Traffic Acquisition Costs
Traffic acquisition costs consist of payments made to partners who distribute our B2B customized browser-based applications, integrate our paid listings into their websites or direct traffic to our websites. These payments include amounts based on revenue share and other arrangements. The Company expenses these payments as a component of cost of revenue in the accompanying consolidated statement of operations.

Advertising Costs
Advertising Costs
Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines and third parties that distribute our B2C downloadable applications, and offline marketing, principally television and radio advertising. Advertising expense is $779.7 million, $497.2 million and $371.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company capitalizes and amortizes the costs associated with certain distribution arrangements that require it to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our B2C operations. These fees are amortized over the estimated useful lives of the access points to the extent the Company can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.

Legal Costs	Legal Costs Legal costs are expensed as incurred.
Income Taxes
Income Taxes
The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax expense.
The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Earnings Per Share
Earnings Per Share
Basic earnings per share ("Basic EPS") is computed by dividing net earnings attributable to IAC shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vested resulting in the issuance of common stock that could share in the earnings of the Company.

Foreign Currency Translation and Transaction Gains and Losses
Foreign Currency Translation and Transaction Gains and Losses
The financial position and operating results of substantially all foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders' equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the consolidated statement of operations as a component of other (expense) income, net.
Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income into earnings. Such gains totaled $9.2 million during the year ended December 31, 2011, and are included in "Loss from discontinued operations, net of tax" in the accompanying consolidated statement of operations.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period. See Note 14 for a further description of the Company's stock-based compensation plans.

Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interests
In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. These put and call arrangements become exercisable by the Company and the counter-party at various dates over the next four years. There are no put and call arrangements that became exercisable during 2012 and 2010. During 2011, one of these arrangements became exercisable. These put arrangements are exercisable by the counter-party outside the control of the Company. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2012, 2011 and 2010, the Company recorded adjustments of $4.3 million, $4.3 million and $(2.1) million, respectively, to increase (reduce) these interests to fair value.
Noncontrolling interests in the consolidated subsidiaries of the Company should ordinarily be reported on the consolidated balance sheet within shareholders' equity, separately from the Company's equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer, must be classified outside of shareholders' equity. Accordingly, if redemption of the noncontrolling interests is outside the control of the Company, the interests are included outside of shareholders' equity in the accompanying consolidated balance sheet.
Redeemable noncontrolling interests at December 31, 2012 and 2011 primarily relate to Meetic and certain operations included in the Media and Other segments. Redeemable noncontrolling interests at December 31, 2010 primarily relate to the international operations of Match and certain operations included in the Media and Other segments.

Noncontrolling Interests	Noncontrolling Interests Noncontrolling interests at December 31, 2012 and 2011 relate principally to Meetic.
Certain Risks and Concentrations
Certain Risks and Concentrations
A substantial portion of the Company's revenue is derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in advertising spending behavior or in customer buying behavior could adversely affect our operating results. Most of the Company's online advertising revenue is attributable to a services agreement with Google, which expires on March 31, 2016. Our services agreement requires that we comply with certain guidelines promulgated by Google. Subject to certain limitations, Google may unilaterally update its policies and guidelines, which could in turn require modifications to, or prohibit and/or render obsolete certain of, our products, services and/or business practices, which could be costly to address or otherwise have an adverse effect on our business, financial condition and results of operations. For the years ended December 31, 2012, 2011 and 2010, revenue earned from Google is $1.4 billion, $970.4 million and $727.9 million, respectively. This revenue is earned by the businesses comprising the Search & Applications segment. Accounts receivable related to revenue earned from Google totaled $125.3 million and $105.7 million at December 31, 2012 and 2011, respectively.
The Company's business is subject to certain risks and concentrations including dependence on third party technology providers, exposure to risks associated with online commerce security and credit card fraud.
Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

Schedule of operating segments, reporting units and reportable segments
The Company's operating segments, reporting units and reportable segments are as follows:

Operating Segment and Reporting Unit	Reportable Segment
Search & Applications	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other
Tutor	Other

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Financial Statement Details [Abstract]
Schedule of other current assets

	December 31,
	2012	2011
	(In thousands)
Other current assets:
Income taxes receivable	$27,437	$7,728
Prepaid expenses	22,877	19,769
Capitalized downloadable search toolbar costs, net	22,205	17,704
Deferred income taxes	20,343	41,045
Production costs	20,099	12,538
Other	43,378	13,471
Other current assets	$156,339	$112,255

Schedule of property and equipment, net

	December 31,
	2012	2011
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$238,652	$235,737
Computer equipment and capitalized software	197,402	186,016
Furniture and other equipment	42,949	43,156
Projects in progress	19,303	7,643
Land	5,117	5,117
	503,423	477,669
Accumulated depreciation and amortization	(232,911)	(218,081)
Property and equipment, net	$270,512	$259,588

Schedule of other non-current assets

	December 31,
	2012	2011
	(In thousands)
Other non-current assets:
Income taxes receivable	$79,130	$58,870
Other	39,100	21,891
Other non-current assets	$118,230	$80,761

Schedule of accrued expenses and other current liabilities

	December 31,
	2012	2011
	(In thousands)
Accrued expenses and other current liabilities:
Accrued revenue share expense	$78,196	$80,628
Accrued advertising expense	73,381	68,782
Accrued employee compensation and benefits	51,537	83,692
Unsettled treasury stock purchases	35,113	10,871
Income taxes payable	17,679	3,630
Other	99,326	95,887
Accrued expenses and other current liabilities	$355,232	$343,490

Schedule of accumulated other comprehensive (loss) income

	December 31,
	2012	2011
	(In thousands)
Accumulated other comprehensive loss:
Foreign currency translation adjustment, net of tax	$(25,073)	$(25,174)
Unrealized (losses) gains on available-for-sale securities, net of tax	(7,096)	12,731
Accumulated other comprehensive loss	$(32,169)	$(12,443)

Schedule of revenue

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue:
Service revenue	$2,639,409	$1,932,289	$1,522,217
Product revenue	161,524	127,155	114,598
Revenue	$2,800,933	$2,059,444	$1,636,815

Schedule of cost of revenue

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cost of revenue:
Cost of service revenue	$837,113	$666,424	$508,640
Cost of product revenue	155,357	94,820	85,176
Cost of revenue	$992,470	$761,244	$593,816

Schedule of other income (expense), net

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Other (expense) income, net:
Interest income	$3,462	$5,205	$6,517
Interest expense	(6,149)	(5,430)	(5,404)
Non-income tax refunds related to Match Europe, which was sold in 2009	—	4,630	—
Foreign currency exchange (losses) gains, net	(1,050)	3,660	314
Gains on sales of investments	3,326	1,974	3,989
Impairment of long-term investments	(8,685)	—	(7,844)
Other	(65)	21	995
Other (expense) income, net	$(9,161)	$10,060	$(1,433)

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S. and foreign earnings from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
U.S.	$214,675	$142,623	$20,603
Foreign	74,387	28,899	2,083
Total	$289,062	$171,522	$22,686

Schedule of (benefit) provision for income taxes attributable to continuing operations
The components of the provision (benefit) for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Current income tax provision (benefit):
Federal	$56,439	$49,450	$27,271
State	9,204	(26,510)	7,785
Foreign	16,496	8,496	3,097
Current income tax provision	82,139	31,436	38,153
Deferred income tax provision (benefit):
Federal	40,414	(23,293)	(7,031)
State	1,978	639	1,646
Foreign	(5,316)	(12,829)	(689)
Deferred income tax provision (benefit)	37,076	(35,483)	(6,074)
Income tax provision (benefit)	$119,215	$(4,047)	$32,079

Schedule of tax effects of cumulative temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities
The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is related to items for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Accrued expenses	$13,708	$25,130
Net operating loss carryforwards	27,177	31,000
Tax credit carryforwards	5,095	10,518
Stock-based compensation	66,962	84,543
Income tax reserves, including related interest	60,596	57,016
Fair value investments	11,474	578
Equity method investments	13,809	12,850
Other	14,089	21,912
Total deferred tax assets	212,910	243,547
Less valuation allowance	(60,783)	(45,084)
Net deferred tax assets	152,127	198,463
Deferred tax liabilities:
Property and equipment	(6,018)	(16,264)
Investment in subsidiaries	(373,652)	(374,282)
Intangible and other assets	(60,830)	(56,597)
Other	(14,602)	(11,437)
Total deferred tax liabilities	(455,102)	(458,580)
Net deferred tax liability	$(302,975)	$(260,117)

Schedule of reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
A reconciliation of the income tax provision (benefit) to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Income tax provision at the federal statutory rate of 35%	$101,172	$60,033	$7,940
Reversal of deferred tax liability associated with investment in Meetic	—	(43,696)	—
Change in tax reserves, net	17,703	(15,493)	8,696
Foreign income taxed at a different statutory tax rate	(16,240)	(11,774)	(4,957)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(3,876)	(7,298)	(38)
Federal valuation allowance on equity method investments	979	4,595	2,420
State income taxes, net of effect of federal tax benefit	7,650	5,592	5,310
Foreign tax credits	—	(1,076)	(5,255)
Non-deductible impairments of goodwill and intangible assets	—	—	13,661
Other, net	11,827	5,070	4,302
Income tax provision (benefit)	$119,215	$(4,047)	$32,079

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows:

	December 31,
	2012	2011	2010
	(In thousands)
Balance at January 1	$351,561	$389,909	$394,294
Additions based on tax positions related to the current year	6,278	1,749	3,060
Additions for tax positions of prior years	45,287	9,560	9,897
Reductions for tax positions of prior years	(17,545)	(26,595)	(13,164)
Settlements	(5,349)	(16,810)	(1,025)
Expiration of applicable statute of limitations	(951)	(6,252)	(3,153)
Balance at December 31	$379,281	$351,561	$389,909

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of estimated fair values of assets acquired and liabilities assumed
The table below summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$998
Other current assets	22,657
Property and equipment	8,988
Goodwill	190,616
Intangible assets	103,289
Other assets	770
Total assets	327,318
Current liabilities	(7,027)
Other long-term liabilities	(3,179)
Net assets	$317,112

Schedule of intangible assets acquired
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade names	$33,700	Indefinite
Content	47,800	4.0
Technology	12,789	3.0
Advertiser relationships	7,500	2.0
Customer lists	1,500	3.0
Total	$103,289	3.6

Schedule of pro forma financial information
For the years ended December 31, 2012 and 2011, pro forma adjustments reflected below include a decrease of $6.3 million and an increase of $24.3 million in amortization of intangible assets, respectively.

	Years Ended December 31,
	2012	2011
	(In thousands, except per share data)
Revenue	$2,881,117	$2,374,812
Net earnings attributable to IAC shareholders	179,839	228,116
Basic earnings per share attributable to IAC shareholders	2.09	2.63
Diluted earnings per share attributable to IAC shareholders	1.93	2.42

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets, net
The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2012	2011
	(In thousands)
Goodwill	$1,616,154	$1,358,524
Intangible assets with indefinite lives	378,964	351,488
Intangible assets with definite lives, net	103,940	26,619
Total goodwill and intangible assets, net	$2,099,058	$1,736,631

Schedule of goodwill by reporting unit, including the changes in the carrying value
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2012:

	Balance at December 31, 2011	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2012
	(In thousands)
Search & Applications	$526,444	$197,458	$(252)	$—	$723,650
Match	667,073	23,250	(555)	(5,833)	683,935
HomeAdvisor	109,947	1,880	—	(169)	111,658
CityGrid Media	17,751	14,373	—	—	32,124
Local	127,698	16,253	—	(169)	143,782
Connected Ventures	8,267	—	—	—	8,267
DailyBurn	7,323	—	—	—	7,323
Media	15,590	—	—	—	15,590
Shoebuy	21,719	—	—	—	21,719
Tutor	—	27,478	—	—	27,478
Other	21,719	27,478	—	—	49,197
Total	$1,358,524	$264,439	$(807)	$(6,002)	$1,616,154
Additions primarily relate to the acquisition of The About Group.
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2011:

	Balance at December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2011
	(In thousands)
Search & Applications	$526,681	$—	$(237)	$—	$526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751
Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323
Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719
Other	21,712	7	—	—	21,719
Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

Schedule of intangible assets with definite lives
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2012, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(4,733)	$43,067	4.0
Technology	37,545	(11,663)	25,882	2.9
Trade names	22,742	(7,044)	15,698	3.6
Advertiser and supplier relationships	16,446	(7,676)	8,770	4.4
Customer lists	11,800	(1,277)	10,523	3.7
Total	$136,333	$(32,393)	$103,940	3.7
At December 31, 2011, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier relationships	8,946	(5,298)	3,648	6.4
Trade names	6,063	(4,592)	1,471	3.4
Total	$49,204	$(22,585)	$26,619	2.6

Schedule of expected amortization of intangible assets with definite-lives
At December 31, 2012, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2013	$45,110
2014	30,637
2015	17,157
2016	7,435
2017	2,472
Thereafter	1,129
Total	$103,940

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule of available-for-sale marketable securities
At December 31, 2012, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$13,608	$19	$—	$13,627
Total debt securities	13,608	19	—	13,627
Equity security	—	6,977	—	6,977
Total marketable securities	$13,608	$6,996	$—	$20,604
At December 31, 2011, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323
Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667
Total marketable securities	$165,035	$697	$(37)	$165,695

Schedule of contractual maturities of debt securities classified as available-for-sale
The contractual maturities of debt securities classified as available-for-sale at December 31, 2012 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$12,606	$12,607
Due after one year through two years	1,002	1,020
Total	$13,608	$13,627

Summary of investments with continuous unrealized loss position
The following table summarizes investments in marketable debt securities at December 31, 2011 that have been in a continuous unrealized loss position for less than twelve months:

	Fair Value	Gross Unrealized Losses
	(In thousands)
Corporate debt securities	$12,920	$(15)
States of the U.S. and state political subdivisions	11,711	(22)
Total	$24,631	$(37)

Schedule of proceeds from maturities and sales of available-for-sale marketable securities and the related gross realized gains and losses
The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2012	2011	2010
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$205,944	$600,149	$768,650
Gross realized gains	4,075	2,482	4,802
Gross realized losses	(5)	(41)	(19)

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Investments [Abstract]
Schedule of long-term investments
The balance of long-term investments is comprised of:

	December 31,
	2012	2011
	(In thousands)
Cost method investments	$113,830	$82,318
Long-term marketable equity securities	31,244	74,691
Equity method investments	8,104	10,873
Auction rate security	8,100	5,870
Total long-term investments	$161,278	$173,752

Schedule of summarized aggregated financial information of equity method investments
Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2012	2011
	(In thousands)
Balance sheet data(a):
Current assets	$10,603	$42,527
Non-current assets	25,472	45,852
Current liabilities	(20,227)	(47,085)
Non-current liabilities	(5,962)	(11,044)

	Twelve Months Ended December 31,
	2012	2011	2010
	(In thousands)
Operating data(a):
Net sales	$78,058	$368,433	$275,584
Gross profit	16,777	105,749	67,716
Net (loss) income	(30,761)	(17,636)	14,083
_______________________________________________________________________________

(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis:

	December 31, 2012
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$545,290	$—	$—	$545,290
Time deposits	—	11,994	—	11,994
Marketable securities:
Corporate debt securities	—	13,627	—	13,627
Equity security	6,977	—	—	6,977
Long-term investments:
Auction rate security	—	—	8,100	8,100
Marketable equity securities	31,244	—	—	31,244
Total	$583,511	$25,621	$8,100	$617,232

	December 31, 2011
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$321,314	$—	$—	$321,314
Commercial paper	—	237,942	—	237,942
Time deposits	—	4,750	—	4,750
Marketable securities:
Corporate debt securities	—	48,705	—	48,705
States of the U.S. and state political subdivisions	—	112,323	—	112,323
Equity security	4,667	—	—	4,667
Long-term investments:
Auction rate security	—	—	5,870	5,870
Marketable equity securities	74,691	—	—	74,691
Total	$400,672	$403,720	$5,870	$810,262
Liabilities:
Contingent consideration arrangement	$—	$—	$(10,000)	$(10,000)

Schedule of changes in assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The following tables present the changes in the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2012		December 31, 2011
	Auction Rate Security	Contingent Consideration Arrangement	Auction Rate Securities	Contingent Consideration Arrangement
	(In thousands)
Balance at January 1	$5,870	$(10,000)	$13,100	$—
Total net gains (losses) (realized and unrealized):
Included in other comprehensive loss	2,230	—	(2,230)	—
Fair value at date of acquisition	—	—	—	(40,000)
Settlements	—	10,000	(5,000)	30,000
Balance at December 31	$8,100	$—	$5,870	$(10,000)

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of fair values of the financial instruments
The fair values of the financial instruments listed below have been determined by the Company using available market information and appropriate valuation methodologies.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Assets:
Cash and cash equivalents	$749,977	$749,977	$704,153	$704,153
Marketable securities	20,604	20,604	165,695	165,695
Long-term marketable equity securities	31,244	31,244	74,691	74,691
Liabilities:
Current maturities of long-term debt	(15,844)	(15,875)	—	—
Long-term debt, net of current maturities	(580,000)	(581,994)	(95,844)	(93,339)

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt
The balance of long-term debt is comprised of:

	December 31,
	2012	2011
	(In thousands)
7.00% Senior Notes due January 15, 2013 (the "2002 Senior Notes"); interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"); interest payable each June 15 and December 15 commencing June 15, 2013	500,000	—
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000
Total long-term debt	595,844	95,844
Less current maturities	(15,844)	—
Long-term debt, net of current maturities	$580,000	$95,844

Schedule of debt instrument redemption
Thereafter, we may redeem the 2012 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the 12-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

Schedule of aggregate contractual maturities of long-term debt	Long-term debt maturities are as follows:

Years Ending December 31,	(In thousands)
2013	$15,844
2022	500,000
2035	80,000
Total	$595,844

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of changes in outstanding warrants
A summary of changes in outstanding warrants is as follows:

	December 31, 2012
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2012	14,348	$28.40
Exercised	(14,348)	28.40
Outstanding at December 31, 2012	—	$—

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of basic and diluted earnings (loss) per share
The following table sets forth the computation of basic and diluted earnings (loss) per share attributable to IAC shareholders.

	Years Ended December 31,
	2012		2011		2010
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Earnings (loss) from continuing operations	$169,847	$169,847	$175,569	$175,569	$(9,393)	$(9,393)
Net (earnings) loss attributable to noncontrolling interests	(1,530)	(1,530)	2,656	2,656	5,007	5,007
Earnings (loss) from continuing operations attributable to IAC shareholders	168,317	168,317	178,225	178,225	(4,386)	(4,386)
(Loss) earnings from discontinued operations attributable to IAC shareholders(a)	(9,051)	(9,051)	(3,992)	(3,992)	103,745	103,745
Net earnings attributable to IAC shareholders	$159,266	$159,266	$174,233	$174,233	$99,359	$99,359
Denominator:
Weighted average basic shares outstanding	86,247	86,247	86,755	86,755	106,274	106,274
Dilutive securities including stock options, warrants and RSUs(b)(c)(d)	—	6,842	—	7,566	—	—
Denominator for earnings per share—weighted average shares(b)(c)(d)	86,247	93,089	86,755	94,321	106,274	106,274
Earnings (loss) per share attributable to IAC shareholders:
Earnings (loss) per share from continuing operations	$1.95	$1.81	$2.05	$1.89	$(0.04)	$(0.04)
Discontinued operations	(0.10)	(0.10)	(0.04)	(0.04)	0.97	0.97
Earnings per share	$1.85	$1.71	$2.01	$1.85	$0.93	$0.93
__________________________________________________________________

(a)	Amounts in 2010 include the gain on the Liberty Exchange.

(b)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and warrants and vesting of restricted stock units ("RSUs") and performance-based stock units ("PSUs"). At December 31, 2012, there are no warrants outstanding. For the years ended December 31, 2012 and 2011, approximately 0.8 million and 1.0 million shares, respectively, related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(c)
For the year ended December 31, 2010, the Company has a loss from continuing operations and as a result, no potentially dilutive securities are included in the denominator for computing diluted earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding are used to compute all earnings per share amounts. For the year ended December 31, 2010, approximately 36.3 million shares related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(d)
Prior to 2012, no PSUs are included in diluted earnings per share. During 2012, there are approximately 2.7 million PSUs included in the calculation of diluted earnings per share, as their performance conditions have been met. For the years ended December 31, 2012, 2011 and 2010 approximately 0.1 million, 3.1 million and 2.9 million PSUs are excluded from the calculation of diluted earnings per share.

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of changes in outstanding stock options
A summary of changes in outstanding stock options is as follows:

	December 31, 2012
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2012	10,525	$24.88
Granted	3,639	47.42
Exercised	(2,974)	19.57
Forfeited	(643)	33.69
Expired	(87)	25.83
Outstanding at December 31, 2012	10,460	$33.68	7.2	$146,556
Options exercisable	4,518	$25.33	5.2	$99,010

Schedule of information about stock options outstanding and exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2012	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2012	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
	(Shares in thousands)
$0.01 to $10.00	10	0.8	$4.63	10	0.8	$4.63
$10.01 to $20.00	1,549	5.1	16.84	1,468	5.0	16.83
$20.01 to $30.00	2,099	5.8	22.29	1,551	5.3	22.40
$30.01 to $40.00	2,594	8.2	32.36	768	8.0	32.27
$40.01 to $50.00	3,878	8.0	45.38	721	2.6	41.81
$50.01 to $60.00	330	9.1	59.15	—	—	—
	10,460	7.2	$33.68	4,518	5.2	$25.33

Schedule of weighted average assumptions used in Black-Scholes option pricing model
The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2012	2011	2010
Expected volatility	31%	30%	30%
Risk-free interest rate	0.6%	2.3%	2.4%
Expected term	4.4 years	6.1 years	5.6 years
Dividend yield	1.2	—	—

Schedule of outstanding nonvested RSUs and PSUs
Nonvested RSUs and PSUs outstanding at December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2012	560	$31.06	4,541	$24.41
Granted	191	46.03	16	48.75
Vested	(381)	27.08	(2,671)	21.19
Forfeited	—	—	(616)	28.44
Nonvested at December 31, 2012	370	$39.94	1,270	$29.39
_______________________________________________________________________________

(a)
Included in the table are PSUs which vest at the end of two or three years in varying amounts depending upon certain performance conditions. The PSU table above includes these awards at their maximum potential payout.

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of reconciliation of revenues from segments to consolidated

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue:
Search & Applications	$1,465,795	$1,040,507	$805,284
Match	713,449	518,027	400,723
Local	322,627	303,418	263,749
Media	164,824	70,164	49,692
Other	134,555	128,065	118,749
Inter-segment elimination	(317)	(737)	(1,382)
Total	$2,800,933	$2,059,444	$1,636,815

Schedule of reconciliation of operating income from segments to consolidated

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Operating Income (Loss):
Search & Applications	$305,644	$204,006	$128,356
Match	205,492	137,555	115,367
Local	21,735	25,533	8,405
Media	(51,776)	(16,275)	(23,385)
Other	(7,689)	(3,896)	(31,600)
Corporate	(149,838)	(149,161)	(147,348)
Total	$323,568	$197,762	$49,795

Schedule of reconciliation of Operating Income Before Amortization from segments to consolidated

(a)
The Company's primary metric is Operating Income Before Amortization, which is defined as operating income excluding, if applicable: (1) non-cash compensation expense, (2) amortization and impairment of intangibles, (3) goodwill impairment and (4) one-time items. The Company believes this measure is useful to investors because it represents the operating results from IAC's segments, taking into account depreciation, which it believes is an ongoing cost of doing business, but excluding the effects of any other non-cash expenses. Operating Income Before Amortization has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses, including non-cash compensation and acquisition related accounting. IAC endeavors to compensate for the limitations of the non-U.S. GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-U.S. GAAP measure.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Operating Income Before Amortization(a):
Search & Applications	$313,146	$204,980	$140,792
Match	225,765	156,274	122,057
Local	24,932	28,284	10,671
Media	(44,827)	(15,845)	(21,849)
Other	(6,095)	(2,499)	2,091
Corporate	(67,957)	(62,787)	(64,183)
Total	$444,964	$308,407	$189,579

Schedule of reconciliation of segment assets to consolidated assets

(b)	Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.

	December 31,
	2012	2011
	(In thousands)
Segment Assets(b):
Search & Applications	$355,159	$246,459
Match	225,781	190,338
Local	46,842	46,581
Media	71,495	25,429
Other	28,842	15,910
Corporate	978,651	1,148,517
Total	$1,706,770	$1,673,234

Schedule of reconciliation of depreciation from segments to consolidated

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Depreciation:
Search & Applications	$14,995	$25,484	$35,754
Match	16,339	10,780	11,042
Local	10,136	10,388	7,785
Media	1,398	703	245
Other	1,074	851	828
Corporate	8,539	8,513	8,243
Total	$52,481	$56,719	$63,897

Schedule of reconciliation of capital expenditures from segments to consolidated

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Capital expenditures:
Search & Applications	$15,320	$8,698	$17,169
Match	19,853	17,447	10,087
Local	6,666	9,299	10,513
Media	1,178	905	474
Other	1,819	970	951
Corporate	6,365	2,635	635
Total	$51,201	$39,954	$39,829

Schedule of revenue and long-lived assets, excluding goodwill and intangible assets, by geographical segments
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue
United States	$1,966,383	$1,583,322	$1,359,655
All other countries	834,550	476,122	277,160
Total	$2,800,933	$2,059,444	$1,636,815

	December 31,
	2012	2011
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$251,379	$246,550
All other countries	19,133	13,038
Total	$270,512	$259,588

Schedule of reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
The following tables reconcile Operating Income Before Amortization to operating income (loss) for the Company's reportable segments:

	Year Ended December 31, 2012
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$313,146	$(34)	$(7,468)	$305,644
Match	225,765	(2,818)	(17,455)	205,492
Local	24,932	—	(3,197)	21,735
Media	(44,827)	(770)	(6,179)	(51,776)
Other	(6,095)	(122)	(1,472)	(7,689)
Corporate	(67,957)	(81,881)	—	(149,838)
Total	$444,964	$(85,625)	$(35,771)	$323,568

	Year Ended December 31, 2011
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$204,980	$202	$(1,176)	$204,006
Match	156,274	(1,642)	(17,077)	137,555
Local	28,284	—	(2,751)	25,533
Media	(15,845)	(427)	(3)	(16,275)
Other	(2,499)	(347)	(1,050)	(3,896)
Corporate	(62,787)	(86,374)	—	(149,161)
Total	$308,407	$(88,588)	$(22,057)	$197,762

	Year Ended December 31, 2010
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Goodwill Impairment	Operating (Loss) Income
	(In thousands)
Search & Applications	$140,792	$(630)	$(11,806)	$—	$128,356
Match	122,057	153	(6,843)	—	115,367
Local	10,671	—	(2,266)	—	8,405
Media	(21,849)	(458)	(1,078)	—	(23,385)
Other	2,091	(180)	(5,479)	(28,032)	(31,600)
Corporate	(64,183)	(83,165)	—	—	(147,348)
Total	$189,579	$(84,280)	$(27,472)	$(28,032)	$49,795

Schedule of reconciliation of segment assets to total assets
The following tables reconcile segment assets to total assets:

	December 31, 2012
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$355,159	$723,650	$197,304	$64,457	$1,340,570
Match	225,781	683,935	158,098	5,612	1,073,426
Local	46,842	143,782	5,382	21,104	217,110
Media	71,495	15,590	1,800	2,020	90,905
Other	28,842	49,197	16,380	10,747	105,166
Corporate(c)	978,651	—	—	—	978,651
Total	$1,706,770	$1,616,154	$378,964	$103,940	$3,805,828

	December 31, 2011
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$246,459	$526,444	$163,604	$6	$936,513
Match	190,338	667,073	156,699	21,501	1,035,611
Local	46,581	127,698	18,205	1,293	193,777
Media	25,429	15,590	1,800	—	42,819
Other	15,910	21,719	11,180	3,819	52,628
Corporate(c)	1,148,517	—	—	—	1,148,517
Total	$1,673,234	$1,358,524	$351,488	$26,619	$3,409,865
_____________________________________

(c)	Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments Disclosure
Schedule of future minimum payments under operating lease agreements	Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2013	$24,071
2014	25,565
2015	23,812
2016	23,268
2017	20,593
Thereafter	210,798
Total	$328,107

Schedule of commercial commitments outstanding
The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events as follows:

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years
	(In thousands)
Letters of credit	$2,780	$2,780	$—	$—
Purchase obligations	41,109	18,785	22,233	91
Total commercial commitments	$43,889	$21,565	$22,233	$91

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental disclosure of cash flow information
During 2010, IAC received a dividend of $11.4 million from Meetic, which the Company deemed to be a partial return of its investment. Accordingly, the dividend is reflected as a cash inflow from an investing activity in the accompanying consolidated statement of cash flows.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cash paid (received) during the year for:
Interest	$5,214	$5,128	$5,113
Income tax payments	43,316	42,094	19,311
Income tax refunds	(8,187)	(3,609)	(72,198)

QUARTERLY RESULTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly results

	Quarter Ended March 31	Quarter Ended June 30 (a)	Quarter Ended September 30	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2012
Revenue	$640,600	$680,612	$714,470	$765,251
Cost of revenue	223,571	236,690	261,932	270,277
Operating income	62,765	97,476	78,033	85,294
Earnings from continuing operations	31,153	48,101	46,185	44,408
Earnings (loss) from discontinued operations, net of tax	3,684	(4,641)	(5,624)	(2,470)
Net earnings	34,837	43,460	40,561	41,938
Net earnings attributable to IAC shareholders	34,478	43,332	40,717	40,739
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.37	$0.56	$0.52	$0.49
Diluted earnings per share from continuing operations(c)	$0.34	$0.52	$0.49	$0.46
Basic earnings per share(c)	$0.42	$0.50	$0.46	$0.46
Diluted earnings per share(c)	$0.38	$0.47	$0.43	$0.43

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30 (b)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2011
Revenue	$460,213	$485,404	$516,884	$596,943
Cost of revenue	172,718	181,472	188,642	218,412
Operating income	37,336	58,231	46,740	55,455
Earnings from continuing operations	20,168	45,630	67,973	41,798
(Loss) earnings from discontinued operations, net of tax	(1,948)	(2,488)	(3,922)	4,366
Net earnings	18,220	43,142	64,051	46,164
Net earnings attributable to IAC shareholders	18,070	42,424	64,973	48,766
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.22	$0.50	$0.81	$0.53
Diluted earnings per share from continuing operations(c)	$0.21	$0.46	$0.73	$0.48
Basic earnings per share(c)	$0.20	$0.47	$0.77	$0.58
Diluted earnings per share(c)	$0.19	$0.44	$0.69	$0.53
_______________________________________________________________________________

(a)
The second quarter of 2012 includes an after-tax non-cash charge of $16.2 million related to the re-measurement of the carrying value of our equity method investment in News_Beast to fair value in connection with our acquisition of a controlling interest in June 2012.

(b)
The third quarter of 2011 includes an after-tax non-cash charge of $11.7 million related to the re-measurement of the carrying value of Match's 27% equity method investment in Meetic to fair value (i.e., the tender offer price of €15.00 per share) in connection with our acquisition of a controlling interest. The third quarter of 2011 also includes the reversal of a previously established deferred tax liability of $43.6 million in connection with the acquisition of Meetic.

(c)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period

GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor and Nonguarantor Financial Statements [Abstract]
Schedule of Condensed Balance Sheet
Balance sheet at December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$499,255	$—	$250,722	$—	$749,977
Marketable securities	20,604	—	—	—	20,604
Accounts receivable, net	43	142,627	87,160	—	229,830
Other current assets	58,441	54,568	44,367	(1,037)	156,339
Intercompany receivables	—	500,566	10,638,417	(11,138,983)	—
Property and equipment, net	4,116	179,582	86,814	—	270,512
Goodwill	—	1,162,721	453,433	—	1,616,154
Intangible assets, net	—	327,031	155,873	—	482,904
Investment in subsidiaries	12,913,747	611,869	—	(13,525,616)	—
Other non-current assets	320,586	16,509	109,912	(167,499)	279,508
Total assets	$13,816,792	$2,995,473	$11,826,698	$(24,833,135)	$3,805,828

Accounts payable, trade	$4,366	$64,888	$29,060	$—	$98,314
Other current liabilities	74,230	214,224	239,773	(1,652)	526,575
Long-term debt, net of current maturities	500,000	80,000	—	—	580,000
Income taxes payable	440,110	25,428	14,407	—	479,945
Intercompany liabilities	11,138,983	—	—	(11,138,983)	—
Other long-term liabilities	3,375	84,473	434,269	(166,884)	355,233
Redeemable noncontrolling interests	—	1,388	56,738	—	58,126
IAC shareholders' equity	1,655,728	2,525,072	11,000,544	(13,525,616)	1,655,728
Noncontrolling interests	—	—	51,907	—	51,907
Total liabilities and shareholders' equity	$13,816,792	$2,995,473	$11,826,698	$(24,833,135)	$3,805,828
Balance sheet at December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$545,222	$—	$158,931	$—	$704,153
Marketable securities	165,695	—	—	—	165,695
Accounts receivable, net	16	110,405	66,609	—	177,030
Other current assets	22,936	50,470	33,863	4,986	112,255
Intercompany receivables	—	1,133,800	10,147,279	(11,281,079)	—
Property and equipment, net	897	175,453	83,238	—	259,588
Goodwill	—	838,307	520,217	—	1,358,524
Intangible assets, net	—	235,048	143,059	—	378,107
Investment in subsidiaries	12,565,249	689,308	—	(13,254,557)	—
Other non-current assets	384,683	15,903	61,954	(208,027)	254,513
Total assets	$13,684,698	$3,248,694	$11,215,150	$(24,738,677)	$3,409,865

Accounts payable, trade	$4,244	$36,717	$23,437	$—	$64,398
Other current liabilities	44,458	244,199	183,100	(1,970)	469,787
Long-term debt, net of current maturities	15,844	80,000	—	—	95,844
Income taxes payable	431,091	14,337	5,105	—	450,533
Intercompany liabilities	11,281,079	—	—	(11,281,079)	—
Other long-term liabilities	2,933	92,012	424,940	(201,071)	318,814
Redeemable noncontrolling interests	—	1,593	48,756	—	50,349
IAC shareholders' equity	1,905,049	2,779,836	10,474,721	(13,254,557)	1,905,049
Noncontrolling interests	—	—	55,091	—	55,091
Total liabilities and shareholders' equity	$13,684,698	$3,248,694	$11,215,150	$(24,738,677)	$3,409,865

Schedule of Condensed Income Statement
Statement of operations for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$413	$1,539,282	$522,496	$(2,747)	$2,059,444
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,763	495,484	262,151	(1,154)	761,244
Selling and marketing expense	4,385	490,877	120,527	(1,615)	614,174
General and administrative expense	120,908	134,973	72,825	22	328,728
Product development expense	7,299	58,223	13,238	—	78,760
Depreciation	799	43,241	12,679	—	56,719
Amortization of intangibles	—	3,593	18,464	—	22,057
Total costs and expenses	138,154	1,226,391	499,884	(2,747)	1,861,682
Operating (loss) income	(137,741)	312,891	22,612	—	197,762
Equity in earnings (loss) of unconsolidated affiliates	696,250	29,607	(32,866)	(729,291)	(36,300)
Other (expense) income, net	(733,699)	(1,073)	744,832	—	10,060
(Loss) earnings from continuing operations before income taxes	(175,190)	341,425	734,578	(729,291)	171,522
Income tax benefit (provision)	353,415	(130,124)	(219,244)	—	4,047
Earnings from continuing operations	178,225	211,301	515,334	(729,291)	175,569
(Loss) earnings from discontinued operations, net of tax	(3,992)	—	4,877	(4,877)	(3,992)
Net earnings	174,233	211,301	520,211	(734,168)	171,577
Net loss attributable to noncontrolling interests	—	60	2,596	—	2,656
Net earnings attributable to IAC shareholders	$174,233	$211,361	$522,807	$(734,168)	$174,233
Comprehensive income attributable to IAC shareholders	$144,244	$211,709	$478,519	$(690,228)	$144,244
Statement of operations for the year ended December 31, 2010:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$2,944	$1,267,664	$371,739	$(5,532)	$1,636,815
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,224	408,501	184,586	(3,495)	593,816
Selling and marketing expense	4,085	401,086	89,067	(2,032)	492,206
General and administrative expense	120,629	125,796	70,080	(5)	316,500
Product development expense	6,613	49,108	9,376	—	65,097
Depreciation	580	52,013	11,304	—	63,897
Amortization of intangibles	—	7,605	19,867	—	27,472
Goodwill impairment	—	28,032	—	—	28,032
Total costs and expenses	136,131	1,072,141	384,280	(5,532)	1,587,020
Operating (loss) income	(133,187)	195,523	(12,541)	—	49,795
Equity in earnings (losses) of unconsolidated affiliates	267,342	5,168	(1,969)	(296,217)	(25,676)
Other (expense) income, net	(276,947)	(2,838)	278,352	—	(1,433)
(Loss) earnings from continuing operations before income taxes	(142,792)	197,853	263,842	(296,217)	22,686
Income tax benefit (provision)	138,406	(71,917)	(98,568)	—	(32,079)
(Loss) earnings from continuing operations	(4,386)	125,936	165,274	(296,217)	(9,393)
Gain on Liberty Exchange	140,768	—	—	—	140,768
Loss from discontinued operations, net of tax	(37,023)	—	(51,325)	51,325	(37,023)
Net earnings	99,359	125,936	113,949	(244,892)	94,352
Net loss attributable to noncontrolling interests	—	3,968	1,039	—	5,007
Net earnings attributable to IAC shareholders	$99,359	$129,904	$114,988	$(244,892)	$99,359
Comprehensive income attributable to IAC shareholders	$92,402	$129,904	$113,030	$(242,934)	$92,402
Statement of operations for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,959,488	$847,798	$(6,353)	$2,800,933
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	5,194	592,007	400,174	(4,905)	992,470
Selling and marketing expense	4,081	659,498	236,647	(1,465)	898,761
General and administrative expense	121,919	151,204	122,873	17	396,013
Product development expense	5,611	64,222	32,036	—	101,869
Depreciation	832	33,631	18,018	—	52,481
Amortization of intangibles	—	10,881	24,890	—	35,771
Total costs and expenses	137,637	1,511,443	834,638	(6,353)	2,477,365
Operating (loss) income	(137,637)	448,045	13,160	—	323,568
Equity in earnings (losses) of unconsolidated affiliates	309,693	37,849	(22,548)	(350,339)	(25,345)
Other (expense) income, net	(84,735)	(8,057)	83,631	—	(9,161)
Earnings from continuing operations before income taxes	87,321	477,837	74,243	(350,339)	289,062
Income tax benefit (provision)	80,996	(149,223)	(50,988)	—	(119,215)
Earnings from continuing operations	168,317	328,614	23,255	(350,339)	169,847
(Loss) earnings from discontinued operations, net of tax	(9,051)	—	842	(842)	(9,051)
Net earnings	159,266	328,614	24,097	(351,181)	160,796
Net loss (earnings) attributable to noncontrolling interests	—	206	(1,736)	—	(1,530)
Net earnings attributable to IAC shareholders	$159,266	$328,820	$22,361	$(351,181)	$159,266
Comprehensive income attributable to IAC shareholders	$139,540	$329,593	$22,484	$(352,077)	$139,540

Schedule of Condensed Cash Flow Statement
Statement of cash flows for the year ended December 31, 2010:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash provided by operating activities attributable to continuing operations	$13,637	$311,054	$16,016	$—	$340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(10,000)	(7,333)	—	(17,333)
Capital expenditures	—	(36,497)	(3,332)	—	(39,829)
Proceeds from maturities and sales of marketable debt securities	—	—	763,326	—	763,326
Purchases of marketable debt securities	—	—	(838,155)	—	(838,155)
Proceeds from sales of long-term investments	5,324	—	—	—	5,324
Purchases of long-term investments	(697)	(9)	(1,577)	—	(2,283)
Dividend received from Meetic S.A.	—	—	11,355	—	11,355
Other, net	1,967	(541)	(1,927)	—	(501)
Net cash provided by (used in) investing activities attributable to continuing operations	6,594	(47,047)	(77,643)	—	(118,096)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(539,598)	—	—	—	(539,598)
Issuance of common stock, net of withholding taxes	25,939	—	—	—	25,939
Excess tax benefits from stock-based awards	5,202	4,285	4,804	—	14,291
Liberty Exchange	(217,921)	—	—	—	(217,921)
Intercompany	703,868	(268,041)	(435,827)	—	—
Other, net	—	—	79	—	79
Net cash used in financing activities attributable to continuing operations	(22,510)	(263,756)	(430,944)	—	(717,210)
Total cash (used in) provided by continuing operations	(2,279)	251	(492,571)	—	(494,599)
Total cash provided by (used in) discontinued operations	457	—	(8,002)	—	(7,545)
Effect of exchange rate changes on cash and cash equivalents	—	(251)	(1,503)	—	(1,754)
Net decrease in cash and cash equivalents	(1,822)	—	(502,076)	—	(503,898)
Cash and cash equivalents at beginning of period	1,822	—	1,244,175	—	1,245,997
Cash and cash equivalents at end of period	$—	$—	$742,099	$—	$742,099
Statement of cash flows for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(75,300)	$369,744	$77,942	$—	$372,386
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(80,998)	(197,471)	—	(278,469)
Capital expenditures	(798)	(28,924)	(10,232)	—	(39,954)
Proceeds from maturities and sales of marketable debt securities	267,635	—	317,300	—	584,935
Purchases of marketable debt securities	(74,240)	—	(129,730)	—	(203,970)
Proceeds from sales of long-term investments	10,214	—	5,000	—	15,214
Purchases of long-term investments	(35,263)	(51,008)	(3,974)	—	(90,245)
Other, net	—	1,886	(14,583)	—	(12,697)
Net cash provided by (used in) investing activities attributable to continuing operations	167,548	(159,044)	(33,690)	—	(25,186)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(507,765)	—	—	—	(507,765)
Issuance of common stock, net of withholding taxes	132,785	—	—	—	132,785
Dividends	(10,668)	—	—	—	(10,668)
Excess tax benefits from stock-based awards	22,166	—	—	—	22,166
Intercompany	824,194	(210,593)	(613,601)	—	—
Other, net	(3,843)	(249)	(4,659)	—	(8,751)
Net cash provided by (used in) financing activities attributable to continuing operations	456,869	(210,842)	(618,260)	—	(372,233)
Total cash provided by (used in) continuing operations	549,117	(142)	(574,008)	—	(25,033)
Total cash used in discontinued operations	(7,166)	—	(1,251)	—	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,271	142	(7,909)	—	(4,496)
Net increase (decrease) in cash and cash equivalents	545,222	—	(583,168)	—	(37,946)
Cash and cash equivalents at beginning of period	—	—	742,099	—	742,099
Cash and cash equivalents at end of period	$545,222	$—	$158,931	$—	$704,153
Statement of cash flows for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(116,353)	$458,190	$12,690	$—	$354,527
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(35,159)	(340,648)	(35,228)	—	(411,035)
Capital expenditures	(3,969)	(29,550)	(17,682)	—	(51,201)
Proceeds from maturities and sales of marketable debt securities	195,501	—	—	—	195,501
Purchases of marketable debt securities	(53,952)	—	—	—	(53,952)
Proceeds from sales of long-term investments	14,194	—	—	—	14,194
Purchases of long-term investments	(27,187)	(724)	(8,183)	—	(36,094)
Other, net	(351)	117	(9,267)	—	(9,501)
Net cash provided by (used in) investing activities attributable to continuing operations	89,077	(370,805)	(70,360)	—	(352,088)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Purchase of treasury stock	(691,830)	—	—	—	(691,830)
Issuance of common stock, net of withholding taxes	262,841	—	—	—	262,841
Dividends	(68,163)	—	—	—	(68,163)
Excess tax benefits from stock-based awards	52,209	4,892	—	—	57,101
Intercompany	(56,840)	(92,259)	149,099	—	—
Other, net	(12,937)	—	(2,711)	—	(15,648)
Net cash (used in) provided by financing activities attributable to continuing operations	(14,720)	(87,367)	146,388	—	44,301
Total cash (used in) provided by continuing operations	(41,996)	18	88,718	—	46,740
Total cash (used in) provided by discontinued operations	(3,971)	—	499	—	(3,472)
Effect of exchange rate changes on cash and cash equivalents	—	(18)	2,574	—	2,556
Net (decrease) increase in cash and cash equivalents	(45,967)	—	91,791	—	45,824
Cash and cash equivalents at beginning of period	545,222	—	158,931	—	704,153
Cash and cash equivalents at end of period	$499,255	$—	$250,722	$—	$749,977

ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 02, 2010	Dec. 31, 2012 visit brand country	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Match Meetic	Dec. 31, 2012 Match Meetic
Organization
Minimum number of brands owned by the company		150
More than 1 billion monthly visits to company websites		1,000,000,000
Number of countries where the company has consumer audiences		30
Ownership stake (as a percent)					81.00%	81.00%
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900			$ 217,921

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Match
Deferred revenue
Deferred revenue	$ 103.9	$ 94.9
Match | Minimum
Deferred revenue
Revenue recognition period (in months)	1 month
Match | Maximum
Deferred revenue
Revenue recognition period (in months)	6 months
Service Magic
Deferred revenue
Revenue recognition period (in months)	24 months
Deferred revenue	$ 3	$ 3.8
Media | Minimum
Deferred revenue
Revenue recognition period (in months)	1 month
Media | Maximum
Deferred revenue
Revenue recognition period (in months)	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Maturity period from date of purchase, short-term investments classified as cash equivalents, less than (in days)	91 days
Capitalized software costs written-off		$ 4,900,000
Net book value	270,512,000	259,588,000
Buildings and leasehold improvements | Minimum
Property and equipment
Estimated useful lives, minimum (in years)	3 years
Buildings and leasehold improvements | Maximum
Property and equipment
Estimated useful lives, minimum (in years)	39 years
Capitalized internal use software
Property and equipment
Net book value	$ 33,400,000	$ 29,200,000
Capitalized internal use software | Minimum
Property and equipment
Estimated useful lives, minimum (in years)	2 years
Capitalized internal use software | Maximum
Property and equipment
Estimated useful lives, minimum (in years)	3 years
Furniture and other equipment | Minimum
Property and equipment
Estimated useful lives, minimum (in years)	3 years
Furniture and other equipment | Maximum
Property and equipment
Estimated useful lives, minimum (in years)	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 arrangement reportingunit	Dec. 31, 2011 arrangement	Dec. 31, 2010 arrangement	Oct. 02, 2012
Goodwill and Indefinite-Lived Intangible Assets
Number of reporting units with goodwill	7
Minimum percentage by which fair value exceeded carrying value				20.00%
Advertising Costs (excluding Amortization of Non-Cash Marketing)
Advertising expense	$ 779,700,000	$ 497,200,000	$ 371,200,000
Capitalized access fees, estimated useful lives	18 months
Income Taxes
Tax benefits recognition basis for uncertain tax position likelihood realization greater than percentage	50.00%
Foreign Currency Translation and Transaction Gains and Losses
Translation gains (losses) relating to liquidated foreign entities which are reclassified out of accumulated other comprehensive income into earnings		9,200,000
Redeemable Noncontrolling Interest
Number of years in which put and call arrangements become exercisable	4 years
Number of put and call arrangements that became exercisable		1
Adjustment to increase (reduce) redeemable noncontrolling interests to fair value	(4,275,000)	(4,273,000)	2,059,000
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
Adjustment to increase (reduce) redeemable noncontrolling interests to fair value	$ 4,275,000	$ 4,273,000	$ (2,059,000)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Accounts receivable, net	$ 229,830,000	$ 177,030,000
Google Inc.
Revenue, Major Customer [Line Items]
Revenue earned	1,400,000,000	970,400,000	727,900,000
Accounts receivable, net	$ 125,300,000	$ 105,700,000

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets:
Income taxes receivable	$ 27,437	$ 7,728
Prepaid expenses	22,877	19,769
Capitalized downloadable search toolbar costs, net	22,205	17,704
Deferred income taxes	20,343	41,045
Production costs	20,099	12,538
Other	43,378	13,471
Other current assets	156,339	112,255
Property and equipment, net:
Property and equipment, gross	503,423	477,669
Accumulated depreciation and amortization	(232,911)	(218,081)
Property and equipment, net	270,512	259,588
Other non-current assets:
Income taxes receivable	79,130	58,870
Other	39,100	21,891
Other non-current assets	118,230	80,761
Accrued expenses and other current liabilities:
Accrued revenue share expense	78,196	80,628
Accrued advertising expense	73,381	68,782
Accrued employee compensation and benefits	51,537	83,692
Unsettled treasury stock purchases	35,113	10,871
Income taxes payable	17,679	3,630
Other	99,326	95,887
Accrued expenses and other current liabilities	355,232	343,490
Buildings and leasehold improvements
Property and equipment, net:
Property and equipment, gross	238,652	235,737
Computer equipment and capitalized software
Property and equipment, net:
Property and equipment, gross	197,402	186,016
Furniture and other equipment
Property and equipment, net:
Property and equipment, gross	42,949	43,156
Projects in progress
Property and equipment, net:
Property and equipment, gross	19,303	7,643
Land
Property and equipment, net:
Property and equipment, gross	$ 5,117	$ 5,117

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive (loss) income
Foreign currency translation adjustment, net of tax	$ (25,073)				$ (25,174)				$ (25,073)	$ (25,174)
Unrealized (losses) gains on available-for-sale securities, net of tax	(7,096)				12,731				(7,096)	12,731
Accumulated other comprehensive loss	(32,169)				(12,443)				(32,169)	(12,443)
Revenue
Service revenue									2,639,409	1,932,289	1,522,217
Product revenue									161,524	127,155	114,598
Revenue	765,251	714,470	680,612	640,600	596,943	516,884	485,404	460,213	2,800,933	2,059,444	1,636,815
Cost of revenue
Cost of service revenue									837,113	666,424	508,640
Cost of product revenue									155,357	94,820	85,176
Cost of revenue	$ 270,277	$ 261,932	$ 236,690	$ 223,571	$ 218,412	$ 188,642	$ 181,472	$ 172,718	$ 992,470	$ 761,244	$ 593,816

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income (expense), net
Interest income	$ 3,462	$ 5,205	$ 6,517
Interest expense	(6,149)	(5,430)	(5,404)
Non-income tax refunds related to Match Europe, which was sold in 2009		4,630
Foreign currency exchange (losses) gains, net	(1,050)	3,660	314
Gains on sales of investments	3,326	1,974	3,989
Impairment of long-term investments	(8,685)		(7,844)
Other	(65)	21	995
Other (expense) income, net	$ (9,161)	$ 10,060	$ (1,433)

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S.	$ 214,675,000	$ 142,623,000	$ 20,603,000
Foreign	74,387,000	28,899,000	2,083,000
Earnings from continuing operations before income taxes	289,062,000	171,522,000	22,686,000
Current income tax provision (benefit):
Federal	56,439,000	49,450,000	27,271,000
State	9,204,000	(26,510,000)	7,785,000
Foreign	16,496,000	8,496,000	3,097,000
Current income tax provision	82,139,000	31,436,000	38,153,000
Deferred income tax provision (benefit):
Federal	40,414,000	(23,293,000)	(7,031,000)
State	1,978,000	639,000	1,646,000
Foreign	(5,316,000)	(12,829,000)	(689,000)
Deferred income tax provision (benefit)	37,076,000	(35,483,000)	(6,074,000)
Income tax provision (benefit)	119,215,000	(4,047,000)	32,079,000
Excess tax deductions attributable to stock-based compensation	57,100,000	22,200,000	10,000,000
Deferred tax assets:
Accrued expenses	13,708,000	25,130,000
Net operating loss carryforwards	27,177,000	31,000,000
Tax credit carryforwards	5,095,000	10,518,000
Stock-based compensation	66,962,000	84,543,000
Income tax reserves, including related interest	60,596,000	57,016,000
Fair value investments	11,474,000	578,000
Equity method investments	13,809,000	12,850,000
Other	14,089,000	21,912,000
Total deferred tax assets	212,910,000	243,547,000
Less valuation allowance	(60,783,000)	(45,084,000)
Net deferred tax assets	152,127,000	198,463,000
Deferred tax liabilities:
Property and equipment	(6,018,000)	(16,264,000)
Investment in subsidiaries	(373,652,000)	(374,282,000)
Intangible and other assets	(60,830,000)	(56,597,000)
Other	(14,602,000)	(11,437,000)
Total deferred tax liabilities	(455,102,000)	(458,580,000)
Net deferred tax liability	(302,975,000)	(260,117,000)
Classification of deferred tax assets and liabilities
Current deferred tax asset	20,343,000	41,045,000
Non-current deferred tax asset	100,000	1,400,000
Current deferred tax liability		$ 400,000

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Net operating loss carryforwards and tax credits
Tax benefits related to NOLs	$ 2.1
Tax benefits of acquired attributes which were recorded as a reduction of goodwill	0.6
Tax credit carryforwards	14.9
Tax credit carryforwards that can be carried forward indefinitely	10.2
Tax credit carryforwards expiring within ten years	4.6
Federal
Net operating loss carryforwards and tax credits
Loss carryforwards	29.6
Capital loss carryforwards	8.9
State
Net operating loss carryforwards and tax credits
Loss carryforwards	92.1
Capital loss carryforwards	248.4
Tax credit carryforwards	1.4
State | Research
Net operating loss carryforwards and tax credits
Tax credit carryforwards	8.8
Foreign
Net operating loss carryforwards and tax credits
Loss carryforwards	46.5
Net operating losses carryforwards that can be carried forward indefinitely	40
Net operating losses carryforwards expiring within twenty years	6.5
Tax credit carryforwards	$ 4.6

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 15,700,000
Valuation allowance related to portion of tax loss carryforwards and other items	60,800,000
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
Income tax provision at the federal statutory rate of 35%	101,172,000	60,033,000	7,940,000
Reversal of deferred tax liability associated with investment in Meetic		(43,696,000)
Change in tax reserves, net	17,703,000	(15,493,000)	8,696,000
Foreign income taxed at a different statutory tax rate	(16,240,000)	(11,774,000)	(4,957,000)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(3,876,000)	(7,298,000)	(38,000)
Federal valuation allowance on equity method investments	979,000	4,595,000	2,420,000
State income taxes, net of effect of federal tax benefit	7,650,000	5,592,000	5,310,000
Foreign tax credits		(1,076,000)	(5,255,000)
Non-deductible impairments of goodwill and intangible assets			13,661,000
Other, net	11,827,000	5,070,000	4,302,000
Income tax provision (benefit)	119,215,000	(4,047,000)	32,079,000
Undistributed earnings indefinitely reinvested outside United States	402,200,000
Deferred tax liabilities related to non-indefinitely reinvested earnings	93,300,000
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at January 1	351,561,000	389,909,000	394,294,000
Additions based on tax positions related to the current year	6,278,000	1,749,000	3,060,000
Additions for tax positions of prior years	45,287,000	9,560,000	9,897,000
Reductions for tax positions of prior years	(17,545,000)	(26,595,000)	(13,164,000)
Settlements	(5,349,000)	(16,810,000)	(1,025,000)
Expiration of applicable statute of limitations	(951,000)	(6,252,000)	(3,153,000)
Balance at December 31	379,281,000	351,561,000	389,909,000
Total unrecognized tax benefits including interest	496,800,000	462,800,000
Portion of unrecognized tax benefits related to deferred tax assets included in other non-current assets	14,500,000
Portion of unrecognized tax benefits included in non-current income taxes payable	468,200,000
Unrecognized tax benefits included in accrued expenses and other current liabilities	14,100,000
Unrecognized tax benefits decreased due to a net decrease in deductible temporary differences	34,000,000
Unrecognized tax benefits, tax positions for which the ultimate deductibility is highly certain but timing is uncertain	75,700,000
Unrecognized tax benefit, if recognized would reduce income tax expense for continuing operations	110,800,000	89,500,000
Unrecognized tax benefit, if recognized would reduce income tax expense for discontinued operations	222,300,000	213,600,000
Interest expense related to unrecognized tax benefits from continuing operations	5,200,000	1,400,000	9,100,000
Deferred taxes related to interest on unrecognized tax benefits from continuing operations	3,100,000	900,000	5,800,000
Interest expense related to unrecognized tax benefits from discontinued operations	2,800,000	6,700,000	7,000,000
Deferred taxes related to interest on unrecognized tax benefits from discontinued operations	1,700,000	4,200,000	4,400,000
Accrued interest on unrecognized tax benefits	117,500,000	111,200,000
Unrecognized tax benefits income tax increase (decrease) in penalties	400,000	2,500,000
Accrued penalties on unrecognized tax benefits	5,000,000	2,500,000
Reasonably possible decrease in unrecognized tax benefits within next twelve months	122,200,000
Reasonably possible decrease in income tax provision within next twelve months	$ 13,400,000

BUSINESS COMBINATIONS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 The About Group	Sep. 24, 2012 The About Group topic
Business Acquisition [Line Items]
Number of topics on online library					90,000
Purchase consideration paid in cash					$ 300,000,000
Purchase consideration, net working capital					17,100,000
Revenue of acquiree since acquisition date				30,100,000
Earnings of acquiree since aquisition date				3,800,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents					998,000
Other current assets					22,657,000
Property and equipment					8,988,000
Goodwill	1,616,154,000	1,358,524,000	989,493,000		190,616,000
Intangible assets					103,289,000
Total assets					770,000
Total assets					327,318,000
Current liabilities					(7,027,000)
Other long-term liabilities					(3,179,000)
Net assets					$ 317,112,000

BUSINESS COMBINATIONS (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 The About Group	Sep. 24, 2012 The About Group	Dec. 31, 2012 The About Group Content	Sep. 24, 2012 The About Group Content	Dec. 31, 2012 The About Group Technology	Sep. 24, 2012 The About Group Technology	Dec. 31, 2012 The About Group Advertiser relationships	Sep. 24, 2012 The About Group Advertiser relationships	Dec. 31, 2012 The About Group Customer lists	Sep. 24, 2012 The About Group Customer lists	Sep. 24, 2012 The About Group Trade names
Acquired Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Asset													$ 33,700
Finite-lived Intangible Asset						47,800		12,789		7,500		1,500
Total	$ 482,904	$ 378,107		$ 103,289
Weighted-Average Useful Life (Years)			3 years 7 months 6 days		4 years		3 years		2 years		3 years

BUSINESS COMBINATIONS (Details3) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Pro forma financial information
Adjustment for amortization of intangible assets		$ (6,300,000)	$ 24,300,000
Revenue		2,881,117,000	2,374,812,000
Net earnings attributable to IAC shareholders		179,839,000	228,116,000
Basic earnings (loss) per share attributable to IAC shareholders (in dollars per share)		$ 2.09	$ 2.63
Diluted earnings (loss) per share attributable to IAC shareholders (in dollars per share)		$ 1.93	$ 2.42
Meetic | Match
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)				27.00%
Shares acquired	12.5
Consideration for shares acquired pursuant to tender offer	272,000,000
Voting interest after acquisition of additional shares (as a percent)	79.00%
Ownership interest after acquisition of additional shares (as a percent)	81.00%	81.00%
Revenue			46,100,000
Deferred revenue			32,600,000
Net loss			$ (8,600,000)

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and intangible assets
Impairment charges on goodwill			$ 28,032,000
Balance of goodwill and intangible assets, net
Goodwill	1,616,154,000	1,358,524,000	989,493,000
Intangible assets with indefinite lives	378,964,000	351,488,000
Intangible assets with definite lives, net	103,940,000	26,619,000
Total goodwill and intangible assets, net	2,099,058,000	1,736,631,000
Minimum
Goodwill and intangible assets
Discount rates used for impairment assessment of goodwill (as a percent)	13.00%	13.00%
Discount rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	10.00%	13.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	1.00%	1.00%
Maximum
Goodwill and intangible assets
Discount rates used for impairment assessment of goodwill (as a percent)	25.00%	20.00%
Discount rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	18.00%	20.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	9.00%	9.00%
Search & Applications
Goodwill and intangible assets
Impairment charges on indefinite-lived intangible assets			11,000,000
Shoebuy
Goodwill and intangible assets
Impairment charges on goodwill			28,000,000
Impairment charges on indefinite-lived intangible assets			4,500,000
Balance of goodwill and intangible assets, net
Goodwill	21,719,000	21,719,000	21,712,000
Connected Ventures
Balance of goodwill and intangible assets, net
Goodwill	$ 8,267,000	$ 8,267,000	$ 8,436,000

GOODWILL AND INTANGIBLE ASSETS (Details2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	$ 1,358,524,000	$ 989,493,000
Additions	264,439,000	397,423,000
(Deductions)	(807,000)	(409,000)
Foreign Exchange Translation	(6,002,000)	(27,983,000)
Balance at the end of the period	1,616,154,000	1,358,524,000
Search & Applications
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	526,444,000	526,681,000
Additions	197,458,000
(Deductions)	(252,000)	(237,000)
Foreign Exchange Translation
Balance at the end of the period	723,650,000	526,444,000
Goodwill accumulated impairment losses	916,900,000	916,900,000	916,900,000
Match
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	667,073,000	297,974,000
Additions	23,250,000	397,115,000
(Deductions)	(555,000)
Foreign Exchange Translation	(5,833,000)	(28,016,000)
Balance at the end of the period	683,935,000	667,073,000
Local
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	127,698,000	127,367,000
Additions	16,253,000	301,000
(Deductions)		(3,000)
Foreign Exchange Translation	(169,000)	33,000
Balance at the end of the period	143,782,000	127,698,000
HomeAdvisor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	109,947,000	109,917,000
Additions	1,880,000
(Deductions)		(3,000)
Foreign Exchange Translation	(169,000)	33,000
Balance at the end of the period	111,658,000	109,947,000
CityGrid Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	17,751,000	17,450,000
Additions	14,373,000	301,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	32,124,000	17,751,000
Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	15,590,000	15,759,000
Additions
(Deductions)		(169,000)
Foreign Exchange Translation
Balance at the end of the period	15,590,000	15,590,000
Connected Ventures
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	8,267,000	8,436,000
Additions
(Deductions)		(169,000)
Foreign Exchange Translation
Balance at the end of the period	8,267,000	8,267,000
Goodwill accumulated impairment losses	11,600,000	11,600,000	11,600,000
DailyBurn
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	7,323,000	7,323,000
Additions
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	7,323,000	7,323,000
Shoebuy
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,719,000	21,712,000
Additions		7,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	21,719,000	21,719,000
Goodwill accumulated impairment losses	28,000,000	28,000,000	28,000,000
Tutor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period
Additions	27,478,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	27,478,000
Other
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,719,000	21,712,000
Additions	27,478,000	7,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	$ 49,197,000	$ 21,719,000

GOODWILL AND INTANGIBLE ASSETS (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible assets with definite lives
Gross Carrying Amount	$ 136,333	$ 49,204
Accumulated Amortization	(32,393)	(22,585)
Total	103,940	26,619
Weighted-Average Useful Life (Years)	3 years 8 months 12 days	2 years 7 months 6 days
Future amortization expense of intangible assets with definite-lives
2013	45,110
2014	30,637
2015	17,157
2016	7,435
2017	2,472
Thereafter	1,129
Total	103,940	26,619
Content
Intangible assets with definite lives
Gross Carrying Amount	47,800
Accumulated Amortization	(4,733)
Total	43,067
Weighted-Average Useful Life (Years)	4 years
Future amortization expense of intangible assets with definite-lives
Total	43,067
Technology
Intangible assets with definite lives
Gross Carrying Amount	37,545	16,145
Accumulated Amortization	(11,663)	(3,858)
Total	25,882	12,287
Weighted-Average Useful Life (Years)	2 years 10 months 24 days	2 years 2 months 12 days
Future amortization expense of intangible assets with definite-lives
Total	25,882	12,287
Trade names
Intangible assets with definite lives
Gross Carrying Amount	22,742	6,063
Accumulated Amortization	(7,044)	(4,592)
Total	15,698	1,471
Weighted-Average Useful Life (Years)	3 years 7 months 6 days	3 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total	15,698	1,471
Advertiser and supplier relationships
Intangible assets with definite lives
Gross Carrying Amount	16,446
Accumulated Amortization	(7,676)
Total	8,770
Weighted-Average Useful Life (Years)	4 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total	8,770
Supplier relationships
Intangible assets with definite lives
Gross Carrying Amount		8,946
Accumulated Amortization		(5,298)
Total		3,648
Weighted-Average Useful Life (Years)		6 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total		3,648
Customer lists
Intangible assets with definite lives
Gross Carrying Amount	11,800	18,050
Accumulated Amortization	(1,277)	(8,837)
Total	10,523	9,213
Weighted-Average Useful Life (Years)	3 years 8 months 12 days	1 year
Future amortization expense of intangible assets with definite-lives
Total	$ 10,523	$ 9,213

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale marketable securities
Amortized Cost	$ 13,608	$ 165,035
Gross Unrealized Gains	6,996	697
Gross Unrealized Losses		(37)
Estimated Fair Value	20,604	165,695
Contractual maturities of debt securities classified as available-for-sale
Due in one year or less, Amortized Cost	12,606
Due after one year through two years, Amortized Cost	1,002
Total, Amortized Cost	13,608
Due in one year or less, Estimated Fair Value	12,607
Due after one year through two years, Estimated Fair Value	1,020
Total, Estimated Fair Value	13,627
Total debt securities
Available-for-sale marketable securities
Amortized Cost	13,608	160,379
Gross Unrealized Gains	19	686
Gross Unrealized Losses		(37)
Estimated Fair Value	13,627	161,028
Corporate debt securities
Available-for-sale marketable securities
Amortized Cost	13,608	48,621
Gross Unrealized Gains	19	99
Gross Unrealized Losses		(15)
Estimated Fair Value	13,627	48,705
States of the U.S. and state political subdivisions
Available-for-sale marketable securities
Amortized Cost		111,758
Gross Unrealized Gains		587
Gross Unrealized Losses		(22)
Estimated Fair Value		112,323
Marketable equity security
Available-for-sale marketable securities
Amortized Cost		4,656
Gross Unrealized Gains	6,977	11
Gross Unrealized Losses
Estimated Fair Value	$ 6,977	$ 4,667

MARKETABLE SECURITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 security	Dec. 31, 2011 security	Dec. 31, 2010
Continuous unrealized loss position
Fair Value		$ 24,631,000
Gross Unrealized Losses		(37,000)
Proceeds from maturities and sales of available-for-sale marketable securities and related gross realized gains and losses
Proceeds from maturities and sales of available-for-sale marketable securities	205,944,000	600,149,000	768,650,000
Gross realized gains	4,075,000	2,482,000	4,802,000
Gross realized losses	(5,000)	(41,000)	(19,000)
Net unrealized gains, net of tax, reclassified from other comprehensive income into earnings	2,100,000	2,800,000	3,200,000
Number of investments in continuous unrealized loss position for less than 12 months	0	0
Corporate debt securities
Continuous unrealized loss position
Fair Value		12,920,000
Gross Unrealized Losses		(15,000)
States of the U.S. and state political subdivisions
Continuous unrealized loss position
Fair Value		11,711,000
Gross Unrealized Losses		$ (22,000)

LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of long-term investments
Long-term investments	$ 161,278	$ 173,752
Cost method investments
Components of long-term investments
Long-term investments	113,830	82,318
Long-term marketable equity securities
Components of long-term investments
Long-term investments	31,244	74,691
Equity method investments
Components of long-term investments
Long-term investments	8,104	10,873
Auction rate security
Components of long-term investments
Long-term investments	$ 8,100	$ 5,870

LONG-TERM INVESTMENTS (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity method investments, summarized balance sheet data:
Current assets	$ 10,603	$ 42,527
Non-current assets	25,472	45,852
Current liabilities	(20,227)	(47,085)
Non-current liabilities	(5,962)	(11,044)
Equity method investments, summarized operating data:
Net sales	78,058	368,433	275,584
Gross profit	16,777	105,749	67,716
Net (loss) income	$ (30,761)	$ (17,636)	$ 14,083

LONG-TERM INVESTMENTS (Details3) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		7 Months Ended
	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long-term marketable equity securities	Dec. 31, 2011 Long-term marketable equity securities	Dec. 31, 2011 Meetic	Aug. 31, 2011 Meetic	Dec. 31, 2012 The Newsweek/Daily Beast Company (United States)	May 31, 2012 The Newsweek/Daily Beast Company (United States)	Sep. 30, 2011 Zhenai
Long-term investments
Percentage of ownership interest acquired												20.00%
Other-than-temporary impairment charge to write-down investment	$ 7,800,000
Long-term marketable equity securities
Cost basis						42,100,000	53,100,000
Gross unrealized gains			6,996,000	697,000			29,800,000
Gross unrealized losses				37,000		10,800,000	8,200,000
Other than temporary impairment recognized in earnings			8,685,000		7,844,000	8,700,000
Period in unrealized loss position						1 year
Percentage fair value less than cost						50.00%
Mark to Market Adjustment for Previously Held Equity Method Investment Pre-tax								11,700,000		18,600,000
Other-than-temporary impairment charge to write-down investment		$ 18,300,000
Percent ownership									27.00%		50.00%

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable securities:	$ 20,604	$ 165,695
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total Assets	583,511	400,672
Liabilities:
Contingent consideration arrangement
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Treasury and government agency money market funds
Assets:
Cash equivalents:	545,290	321,314
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Commercial paper
Assets:
Cash equivalents:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Time deposits
Assets:
Cash equivalents:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Assets:
Marketable securities:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Equity security
Assets:
Marketable securities:	6,977	4,667
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Auction rate securities
Assets:
Long-term investments:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Long-term marketable equity securities
Assets:
Long-term investments:	31,244	74,691
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	25,621	403,720
Liabilities:
Contingent consideration arrangement
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Treasury and government agency money market funds
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Commercial paper
Assets:
Cash equivalents:		237,942
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets:
Cash equivalents:	11,994	4,750
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Corporate debt securities
Assets:
Marketable securities:	13,627	48,705
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:		112,323
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Equity security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Auction rate securities
Assets:
Long-term investments:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Long-term marketable equity securities
Assets:
Long-term investments:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total Assets	8,100	5,870
Liabilities:
Contingent consideration arrangement		(10,000)
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Treasury and government agency money market funds
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Commercial paper
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Time deposits
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Corporate debt securities
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Equity security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Auction rate securities
Assets:
Long-term investments:	8,100	5,870
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Long-term marketable equity securities
Assets:
Long-term investments:
Fair value on a recurring basis | Total Fair Value Measurements
Assets:
Total Assets	617,232	810,262
Liabilities:
Contingent consideration arrangement		(10,000)
Fair value on a recurring basis | Total Fair Value Measurements | Treasury and government agency money market funds
Assets:
Cash equivalents:	545,290	321,314
Fair value on a recurring basis | Total Fair Value Measurements | Commercial paper
Assets:
Cash equivalents:		237,942
Fair value on a recurring basis | Total Fair Value Measurements | Time deposits
Assets:
Cash equivalents:	11,994	4,750
Fair value on a recurring basis | Total Fair Value Measurements | Corporate debt securities
Assets:
Marketable securities:	13,627	48,705
Fair value on a recurring basis | Total Fair Value Measurements | States of the U.S. and state political subdivisions
Assets:
Marketable securities:		112,323
Fair value on a recurring basis | Total Fair Value Measurements | Equity security
Assets:
Marketable securities:	6,977	4,667
Fair value on a recurring basis | Total Fair Value Measurements | Auction rate securities
Assets:
Long-term investments:	8,100	5,870
Fair value on a recurring basis | Total Fair Value Measurements | Long-term marketable equity securities
Assets:
Long-term investments:	$ 31,244	$ 74,691

FAIR VALUE MEASUREMENTS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 OkCupid Match	Dec. 31, 2011 OkCupid Match	Jan. 20, 2011 OkCupid Match	Dec. 31, 2012 Auction rate securities	Dec. 31, 2011 Auction rate securities	Dec. 31, 2012 Contingent Consideration Arrangement	Dec. 31, 2011 Contingent Consideration Arrangement
Changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, assets						$ 5,870,000	$ 13,100,000
Total net (losses) gains (realized and unrealized) included in other comprehensive income, assets						2,230,000	(2,230,000)
Settlements, assets							(5,000,000)
Balance at the end of the period, assets						8,100,000	5,870,000
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, liabilities								(10,000,000)	0
Fair value at date of acquisition, liabilities									(40,000,000)
Settlements, liabilities								10,000,000	30,000,000
Balance at the end of the period, liabilities								0	(10,000,000)
Auction rate securities
Cost basis							10,000,000
Gross unrealized losses		37,000				1,900,000	4,100,000
Contingent consideration arrangment
Purchase consideration paid in cash					50,000,000
Potential additional payment to the former owner			10,000,000		40,000,000
Payment to former owners			30,000,000
Business Acquisition, Contingent Consideration, Fair Value at Balance Sheet Date				$ 10,000,000

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable securities	$ 20,604	$ 165,695
Liabilities:
Less current maturities	(15,844)
Carrying Value
Assets:
Cash and cash equivalents	749,977	704,153
Marketable securities	20,604	165,695
Liabilities:
Less current maturities	(15,844)
Long-term debt	(580,000)	(95,844)
Carrying Value | Long-term marketable equity securities
Assets:
Long-term investments	31,244	74,691
Fair Value
Assets:
Cash and cash equivalents	749,977	704,153
Marketable securities	20,604	165,695
Liabilities:
Less current maturities	(15,875)
Long-term debt	(581,994)	(93,339)
Fair Value | Long-term marketable equity securities
Assets:
Long-term investments	$ 31,244	$ 74,691

LONG-TERM DEBT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2012 Revolving Credit Facility	Dec. 31, 2012 Senior Notes 7.00% Senior Notes due January 15, 2013	Dec. 31, 2011 Senior Notes 7.00% Senior Notes due January 15, 2013	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022	Dec. 21, 2012 Senior Notes 4.75% Senior Notes Due December 2022	Dec. 31, 2011 Senior Notes 4.75% Senior Notes Due December 2022	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2017	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2018	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2019	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2020 and thereafter	Dec. 31, 2012 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035	Dec. 31, 2011 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035	Aug. 31, 2005 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035
Long-term debt
Total long-term debt	$ 595,844,000	$ 95,844,000		$ 15,844,000	$ 15,844,000	$ 500,000,000							$ 80,000,000	$ 80,000,000
Less current maturities	(15,844,000)
Long-term debt, net of current maturities	580,000,000	95,844,000
Face amount							500,000,000								80,000,000
Stated interest rate				7.00%		4.75%	4.75%								5.00%
Redemption percentage									102.38%	101.58%	100.79%	100.00%
Line of Credit Facility [Abstract]
Maximum borrowing capacity			300,000,000
Commitment fee percentage			0.25%
Aggregate contractual maturities of long-term debt
2013	15,844,000
2022	500,000,000
2035	$ 80,000,000

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 02, 2010 Common stock	Dec. 31, 2012 Common stock vote	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2011 Common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2012 Class B convertible common stock vote	Dec. 31, 2011 Class B convertible common stock	Dec. 31, 2010 Class B convertible common stock Celebrate Interactive, Inc.	Dec. 02, 2010 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Sep. 30, 2011 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2012 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2011 Class B convertible common stock Chairman of the Board and Senior Executive of the Company
Shareholders' equity
Votes per share						1				10
Percentage of the total number of directors the holders of common stock are entitled to elect		25.00%
Shares exchanged					4,300,000				1,500,000			8,500,000	4,300,000			1,500,000
Number of shares of common stock exchanged for each share of Class B common stock														1
Maximum number or shares that may be exchanged								1,500,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900			$ 217,921
Outstanding shares						78,471,784	77,126,881			5,789,499	5,789,499				5,800,000
Percentage of the outstanding total voting power of the Company															42.50%
Common stock reserved						19,800,000

SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in outstanding warrants
Outstanding at the beginning of the period (in shares)	$ 14,348
Exercised (in shares)	(14,348)	(3,900)
Outstanding at the end of the period (in shares)	$ 0	$ 14,348
Outstanding at the beginning of the period (in dollars per share)	$ 28.4
Exercised (in dollars per share)	$ 28.4
Outstanding at the end of the period (in dollars per share)	$ 0	$ 28.4

SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common stock	May 01, 2012 Common stock
Shareholders' equity
Common stock repurchased (in shares)	15,500,000	13,600,000
Aggregate consideration for common stock repurchased	$ 716,072	$ 518,637	$ 530,885
Additional shares authorized for repurchase					10,000,000
Shares remaining in share repurchase authorization				3,100,000

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator: Basic
Earnings from continuing operations	$ 44,408	$ 46,185	$ 48,101	$ 31,153	$ 41,798	$ 67,973	$ 45,630	$ 20,168	$ 169,847	$ 175,569	$ (9,393)
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Earnings (loss) from continuing operations attributable to IAC shareholders									168,317	178,225	(4,386)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	(2,470)	(5,624)	(4,641)	3,684	4,366	(3,922)	(2,488)	(1,948)	(9,051)	(3,992)	103,745
Net earnings attributable to IAC shareholders	40,739	40,717	43,332	34,478	48,766	64,973	42,424	18,070	159,266	174,233	99,359
Numerator: Diluted
Earnings (loss) from continuing operations	44,408	46,185	48,101	31,153	41,798	67,973	45,630	20,168	169,847	175,569	(9,393)
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Earnings (loss) from continuing operations attributable to IAC shareholders									168,317	178,225	(4,386)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	(2,470)	(5,624)	(4,641)	3,684	4,366	(3,922)	(2,488)	(1,948)	(9,051)	(3,992)	103,745
Net earnings (loss) attributable to IAC shareholders									$ 159,266	$ 174,233	$ 99,359
Denominator: Basic
Weighted average basic shares outstanding									86,247	86,755	106,274
Denominator: Diluted
Weighted average basic shares outstanding									86,247	86,755	106,274
Dilutive securities including stock options, warrants and RSUs (in shares)									6,842	7,566
Denominator for earnings per share-weighted average shares (in shares)									93,089	94,321	106,274
Earnings per share attributable to IAC shareholders: Basic
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.49	$ 0.52	$ 0.56	$ 0.37	$ 0.53	$ 0.81	$ 0.5	$ 0.22	$ 1.95	$ 2.05	$ (0.04)
Discontinued operations, net of tax (in dollars per share)									$ (0.1)	$ (0.04)	$ 0.97
Earnings (loss) per share (in dollars per share)	$ 0.46	$ 0.46	$ 0.5	$ 0.42	$ 0.58	$ 0.77	$ 0.47	$ 0.2	$ 1.85	$ 2.01	$ 0.93
Earnings (loss) per share attributable to IAC shareholders: Diluted
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.46	$ 0.49	$ 0.52	$ 0.34	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ 1.81	$ 1.89	$ (0.04)
Discontinued operations, net of tax (in dollars per share)									$ (0.1)	$ (0.04)	$ 0.97
Earnings (loss) per share (in dollars per share)	$ 0.43	$ 0.43	$ 0.47	$ 0.38	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ 1.71	$ 1.85	$ 0.93

EARNINGS PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)			36,300,000
Dilutive Securities:
Dilutive securities	6,842,000	7,566,000
RSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	800,000	1,000,000
PSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	100,000	3,100,000	2,900,000
PSUs
Dilutive Securities:
Dilutive securities	2,700,000

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 plan	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation
Number of active plans	2
Shares available for grant	3,600,000
Stated term (in years)	10 years
Tax benefit recognized related to stock-based compensation	$ 31,300,000	$ 32,700,000	$ 32,200,000
Unrecognized compensation cost, net of estimated forfeitures	92,400,000
Weighted average period over which cost is expected to be recognized (in years)	2 years 4 months 24 days
Additional disclosures
Intrinsic value of stock options exercised	84,800,000	70,600,000	16,400,000
Stock Options
Stock-based compensation
Vesting period	4 years
Shares
Outstanding at January 1, 2012	10,525,000
Granted	3,639,000	2,600,000	2,400,000
Exercised	(2,974,000)
Forfeited	(643,000)
Expired	(87,000)
Outstanding at December 31, 2012	10,460,000	10,525,000
Options exercisable	4,518,000
Weighted Average Exercise Price
Outstanding at January 1, 2012	$ 24.88
Granted	$ 47.42
Exercised	$ 19.57
Forfeited	$ 33.69
Expired	$ 25.83
Outstanding at December 31, 2012	$ 33.68	$ 24.88
Options exercisable	$ 25.33
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2012	7 years 2 months 12 days
Options exercisable	5 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at December 31, 2012	146,556,000
Options exercisable	99,010,000
Weighted average assumptions used in Black-Scholes option pricing model
Expected volatility	31.00%	30.00%	30.00%
Risk-free interest rate	0.60%	2.30%	2.40%
Expected term	4 years 4 months 24 days	6 years 1 month 6 days	5 years 7 months 6 days
Dividend yield	120.00%
Additional disclosures
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share)	$ 10.69	$ 11.08	$ 6.38
Weighted exercise price value of stock options granted with exercise price greater than market price of common stock (in dollars per share)	$ 60		$ 32
Weighted average fair value of stock options granted with exercise price greater than market price of common stock (in dollars per share)	$ 7.61		$ 11.05
Cash received from stock option exercises	58,200,000	89,800,000	39,100,000
Tax benefit realized from stock option exercises	$ 74,300,000	$ 25,500,000	$ 8,600,000
RSUs
Stock-based compensation
Vesting period	3 years
PSUs | Minimum
Stock-based compensation
Vesting period	2 years
PSUs | Maximum
Stock-based compensation
Vesting period	3 years

STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Information about stock options outstanding and exercisable
Options Outstanding (in shares)	10,460
Weighted-Average Remaining Contractual Life (in years)	7 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 33.68
Options Exercisable (in shares)	4,518
Weighted Average Remaining Contractual Life (in years)	5 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 25.33
Range of Exercise Prices $0.01 to $10.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 10
Options Outstanding (in shares)	10
Weighted-Average Remaining Contractual Life (in years)	9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 4.63
Options Exercisable (in shares)	10
Weighted Average Remaining Contractual Life (in years)	9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 4.63
Range of Exercise Prices $10.01 to $20.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20
Options Outstanding (in shares)	1,549
Weighted-Average Remaining Contractual Life (in years)	5 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 16.84
Options Exercisable (in shares)	1,468
Weighted Average Remaining Contractual Life (in years)	5 years
Weighted-Average Exercise Price (in dollars per share)	$ 16.83
Range of Exercise Prices $20.01 to $30.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30
Options Outstanding (in shares)	2,099
Weighted-Average Remaining Contractual Life (in years)	5 years 9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 22.29
Options Exercisable (in shares)	1,551
Weighted Average Remaining Contractual Life (in years)	5 years 3 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 22.4
Range of Exercise Prices $30.01 to $40.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40
Options Outstanding (in shares)	2,594
Weighted-Average Remaining Contractual Life (in years)	8 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 32.36
Options Exercisable (in shares)	768
Weighted Average Remaining Contractual Life (in years)	8 years
Weighted-Average Exercise Price (in dollars per share)	$ 32.27
Range of Exercise Prices $40.01 to $50.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50
Options Outstanding (in shares)	3,878
Weighted-Average Remaining Contractual Life (in years)	8 years
Weighted-Average Exercise Price (in dollars per share)	$ 45.38
Options Exercisable (in shares)	721
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 41.81
Exercise Price Range Six [Member]
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 50.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 60
Options Outstanding (in shares)	330
Weighted-Average Remaining Contractual Life (in years)	9 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 59.15

STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional disclosures
Number of Company's shares required to settle interests held by subsidiaries' management	2,000,000	2,200,000
RSUs
Number of shares
Nonvested at January 1, 2012	560,000
Granted	191,000
Vested	(381,000)
Forfeited
Nonvested at December 31, 2012	370,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	$ 31.06
Granted	$ 46.03
Vested	$ 27.08
Forfeited
Nonvested at December 31, 2012	$ 39.94
Additional disclosures
Vesting period	3 years
PSUs
Number of shares
Nonvested at January 1, 2012	4,541,000
Granted	16,000
Vested	(2,671,000)
Forfeited	(616,000)
Nonvested at December 31, 2012	1,270,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	$ 24.41
Granted	$ 48.75
Vested	$ 21.19
Forfeited	$ 28.44
Nonvested at December 31, 2012	$ 29.39
PSUs | Minimum
Additional disclosures
Vesting period	2 years
PSUs | Maximum
Additional disclosures
Vesting period	3 years
Restricted stock, RSUs and PSUs
Weighted Average Grant Date Fair Value
Granted	$ 46.24	$ 32.41	$ 23.05
Additional disclosures
Fair value of shares vested during period	$ 139	$ 33.2	$ 23.6

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Operating Income Before Amortization									444,964	308,407	189,579
Segment Assets	1,706,770				1,673,234				1,706,770	1,673,234
Depreciation									52,481	56,719	63,897
Capital expenditures									51,201	39,954	39,829
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									444,964	308,407	189,579
Non-Cash Compensation Expense									(85,625)	(88,588)	(84,280)
Amortization of Intangibles									(35,771)	(22,057)	(27,472)
Goodwill Impairment											(28,032)
Operating income	85,294	78,033	97,476	62,765	55,455	46,740	58,231	37,336	323,568	197,762	49,795
Reconciliation of segment assets to total assets
Segment Assets	1,706,770				1,673,234				1,706,770	1,673,234
Goodwill	1,616,154				1,358,524				1,616,154	1,358,524	989,493
Indefinite-Lived Intangible Assets	378,964				351,488				378,964	351,488
Definite-Lived Intangible Assets	103,940				26,619				103,940	26,619
TOTAL ASSETS	3,805,828				3,409,865				3,805,828	3,409,865
Search & Applications
Segment reporting information
Revenue									1,465,795	1,040,507	805,284
Operating Income Before Amortization									313,146	204,980	140,792
Segment Assets	355,159				246,459				355,159	246,459
Depreciation									14,995	25,484	35,754
Capital expenditures									15,320	8,698	17,169
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									313,146	204,980	140,792
Non-Cash Compensation Expense									(34)	202	(630)
Amortization of Intangibles									(7,468)	(1,176)	(11,806)
Goodwill Impairment
Operating income									305,644	204,006	128,356
Reconciliation of segment assets to total assets
Segment Assets	355,159				246,459				355,159	246,459
Goodwill	723,650				526,444				723,650	526,444	526,681
Indefinite-Lived Intangible Assets	197,304				163,604				197,304	163,604
Definite-Lived Intangible Assets	64,457				6				64,457	6
TOTAL ASSETS	1,340,570				936,513				1,340,570	936,513
Match
Segment reporting information
Revenue									713,449	518,027	400,723
Operating Income Before Amortization									225,765	156,274	122,057
Segment Assets	225,781				190,338				225,781	190,338
Depreciation									16,339	10,780	11,042
Capital expenditures									19,853	17,447	10,087
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									225,765	156,274	122,057
Non-Cash Compensation Expense									(2,818)	(1,642)	153
Amortization of Intangibles									(17,455)	(17,077)	(6,843)
Goodwill Impairment
Operating income									205,492	137,555	115,367
Reconciliation of segment assets to total assets
Segment Assets	225,781				190,338				225,781	190,338
Goodwill	683,935				667,073				683,935	667,073	297,974
Indefinite-Lived Intangible Assets	158,098				156,699				158,098	156,699
Definite-Lived Intangible Assets	5,612				21,501				5,612	21,501
TOTAL ASSETS	1,073,426				1,035,611				1,073,426	1,035,611
Local
Segment reporting information
Revenue									322,627	303,418	263,749
Operating Income Before Amortization									24,932	28,284	10,671
Segment Assets	46,842				46,581				46,842	46,581
Depreciation									10,136	10,388	7,785
Capital expenditures									6,666	9,299	10,513
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									24,932	28,284	10,671
Non-Cash Compensation Expense
Amortization of Intangibles									(3,197)	(2,751)	(2,266)
Goodwill Impairment
Operating income									21,735	25,533	8,405
Reconciliation of segment assets to total assets
Segment Assets	46,842				46,581				46,842	46,581
Goodwill	143,782				127,698				143,782	127,698	127,367
Indefinite-Lived Intangible Assets	5,382				18,205				5,382	18,205
Definite-Lived Intangible Assets	21,104				1,293				21,104	1,293
TOTAL ASSETS	217,110				193,777				217,110	193,777
Media
Segment reporting information
Revenue									164,824	70,164	49,692
Operating Income Before Amortization									(44,827)	(15,845)	(21,849)
Segment Assets	71,495				25,429				71,495	25,429
Depreciation									1,398	703	245
Capital expenditures									1,178	905	474
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(44,827)	(15,845)	(21,849)
Non-Cash Compensation Expense									(770)	(427)	(458)
Amortization of Intangibles									(6,179)	(3)	(1,078)
Goodwill Impairment
Operating income									(51,776)	(16,275)	(23,385)
Reconciliation of segment assets to total assets
Segment Assets	71,495				25,429				71,495	25,429
Goodwill	15,590				15,590				15,590	15,590	15,759
Indefinite-Lived Intangible Assets	1,800				1,800				1,800	1,800
Definite-Lived Intangible Assets	2,020								2,020
TOTAL ASSETS	90,905				42,819				90,905	42,819
Other
Segment reporting information
Revenue									134,555	128,065	118,749
Operating Income Before Amortization									(6,095)	(2,499)	2,091
Segment Assets	28,842				15,910				28,842	15,910
Depreciation									1,074	851	828
Capital expenditures									1,819	970	951
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(6,095)	(2,499)	2,091
Non-Cash Compensation Expense									(122)	(347)	(180)
Amortization of Intangibles									(1,472)	(1,050)	(5,479)
Goodwill Impairment											(28,032)
Operating income									(7,689)	(3,896)	(31,600)
Reconciliation of segment assets to total assets
Segment Assets	28,842				15,910				28,842	15,910
Goodwill	49,197				21,719				49,197	21,719
Indefinite-Lived Intangible Assets	16,380				11,180				16,380	11,180
Definite-Lived Intangible Assets	10,747				3,819				10,747	3,819
TOTAL ASSETS	105,166				52,628				105,166	52,628
Inter-segment elimination
Segment reporting information
Revenue									(317)	(737)	(1,382)
Corporate
Segment reporting information
Operating Income Before Amortization									(67,957)	(62,787)	(64,183)
Segment Assets	978,651				1,148,517				978,651	1,148,517
Depreciation									8,539	8,513	8,243
Capital expenditures									6,365	2,635	635
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(67,957)	(62,787)	(64,183)
Non-Cash Compensation Expense									(81,881)	(86,374)	(83,165)
Amortization of Intangibles
Goodwill Impairment
Operating income									(149,838)	(149,161)	(147,348)
Reconciliation of segment assets to total assets
Segment Assets	978,651				1,148,517				978,651	1,148,517
Goodwill
Indefinite-Lived Intangible Assets
Definite-Lived Intangible Assets
TOTAL ASSETS	$ 978,651				$ 1,148,517				$ 978,651	$ 1,148,517

SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue and long-lived assets by geography
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Long-lived assets (excluding goodwill and intangible assets)	270,512				259,588				270,512	259,588
United States
Revenue and long-lived assets by geography
Revenue									1,966,383	1,583,322	1,359,655
Long-lived assets (excluding goodwill and intangible assets)	251,379				246,550				251,379	246,550
All other countries
Revenue and long-lived assets by geography
Revenue									834,550	476,122	277,160
Long-lived assets (excluding goodwill and intangible assets)	$ 19,133				$ 13,038				$ 19,133	$ 13,038

COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments under operating lease agreements
2013	$ 24,071,000
2014	25,565,000
2015	23,812,000
2016	23,268,000
2017	20,593,000
Thereafter	210,798,000
Total	328,107,000
Expenses charged to operations under operating lease agreements	$ 30,600,000	$ 31,300,000	$ 31,100,000
Period of most significant operating leases (in years)	77 years
Percentage of most significant operating leases	55.00%

COMMITMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amount of Commitment Expiration Per Period
Less Than 1 Year	$ 21,565
1-3 Years	22,233
3-5 Years	91
Total Amounts Committed	43,889
Letters of credit
Amount of Commitment Expiration Per Period
Less Than 1 Year	2,780
1-3 Years	0
3-5 Years	0
Total Amounts Committed	2,780
Purchase obligations
Amount of Commitment Expiration Per Period
Purchase Obligation	41,109
Purchase Obligation, Due in Next Twelve Months	18,785
Purchase Obligation, Due in Second and Third Year	22,233
Purchase Obligation, Due in Fourth and Fifth Year	$ 91

CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2012 lawsuit
Contingencies Disclosure
Minimum number of lawsuits that could have material impact on the liquidity, results of operations, or financial condition	1

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 02, 2010	Mar. 10, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Value of shares of IAC common stock received in Liberty Exchange	$ 364,200,000			$ 2,923,000	$ 364,169,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	217,900,000				217,921,000
Cash payment from Match to Meetic for newly formed venture		3,000,000
Equity interest owned by each party, Match and Meetic, in newly formed venture (as a percent)		50.00%
Value of newly formed venture		72,000,000
Dividend from equity method investee deemed to be a partial return of investment					11,355,000
Cash paid (received) during the year for:
Interest			5,214,000	5,128,000	5,113,000
Income tax payments			43,316,000	42,094,000	19,311,000
Income tax refunds			(8,187,000)	(3,609,000)	(72,198,000)
Meetic
Schedule of Equity Method Investments [Line Items]
Dividend from equity method investee deemed to be a partial return of investment					$ 11,400,000

RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2012
Related Party Transactions [Abstract]
Ownership interest held by each of the Company and Expedia in aircraft (as a percent)	50.00%
Ownership interest held by each of the Company and Expedia in an entity employing aircraft flight crew (as a percent)	50.00%

BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Employee contribution limit per calendar year (as a percent of pre-tax earnings)	50.00%
Employer match of employee contributions of each dollar	$ 0.5
Employer contribution limit per calendar year (as a percent of compensation)	3.00%
Matching contributions for United States 401 (k) defined contribution plan	6,500,000	5,000,000	4,900,000
Matching contributions for international employees defined contribution plan	$ 2,300,000	$ 1,400,000	$ 400,000

QUARTERLY RESULTS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Cost of revenue	270,277	261,932	236,690	223,571	218,412	188,642	181,472	172,718	992,470	761,244	593,816
Operating income	85,294	78,033	97,476	62,765	55,455	46,740	58,231	37,336	323,568	197,762	49,795
Earnings from continuing operations	44,408	46,185	48,101	31,153	41,798	67,973	45,630	20,168	169,847	175,569	(9,393)
Earnings (loss) from discontinued operations, net of tax	(2,470)	(5,624)	(4,641)	3,684	4,366	(3,922)	(2,488)	(1,948)	(9,051)	(3,992)	103,745
Net earnings	41,938	40,561	43,460	34,837	46,164	64,051	43,142	18,220	160,796	171,577	94,352
Net earnings (loss) attributable to IAC shareholders	$ 40,739	$ 40,717	$ 43,332	$ 34,478	$ 48,766	$ 64,973	$ 42,424	$ 18,070	$ 159,266	$ 174,233	$ 99,359
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 0.49	$ 0.52	$ 0.56	$ 0.37	$ 0.53	$ 0.81	$ 0.5	$ 0.22	$ 1.95	$ 2.05	$ (0.04)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 0.46	$ 0.49	$ 0.52	$ 0.34	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ 1.81	$ 1.89	$ (0.04)
Basic earnings (loss) per share (in dollars per share)	$ 0.46	$ 0.46	$ 0.5	$ 0.42	$ 0.58	$ 0.77	$ 0.47	$ 0.2	$ 1.85	$ 2.01	$ 0.93
Diluted earnings (loss) per share (in dollars per share)	$ 0.43	$ 0.43	$ 0.47	$ 0.38	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ 1.71	$ 1.85	$ 0.93

QUARTERLY RESULTS (UNAUDITED) (Details2)	12 Months Ended			3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2012 The Newsweek/Daily Beast Company (United States) USD ($)	Sep. 30, 2011 Meetic USD ($)	Sep. 30, 2011 Meetic Match USD ($)	Sep. 30, 2011 Meetic Match EUR (€)
Schedule of Equity Method Investments [Line Items]
Mark To Market Adjustment For Previously Held Equity Method Investment After-Tax				$ 16,200,000		$ 11,700,000
Ownership interest acquired (as a percent)						27.00%	27.00%
Tender offer price (in euros per share)							€ 15
Reversal of deferred tax liability associated with investment in Meetic		$ (43,696,000)			$ 43,600,000

GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details) (Senior Notes, 4.75% Senior Notes Due December 2022, USD $)	Dec. 31, 2012	Dec. 21, 2012
Senior Notes | 4.75% Senior Notes Due December 2022
Debt Instrument [Line Items]
Face amount		$ 500,000,000
Stated interest rate	4.75%	4.75%

GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 749,977	$ 704,153	$ 742,099	$ 1,245,997
Marketable securities	20,604	165,695
Accounts receivable, net	229,830	177,030
Other current assets	156,339	112,255
Property and equipment, net	270,512	259,588
Goodwill	1,616,154	1,358,524	989,493
Intangible assets, net	482,904	378,107
Other non-current assets	118,230	80,761
TOTAL ASSETS	3,805,828	3,409,865
Accounts payable, trade	98,314	64,398
Long-term debt, net of current maturities	580,000	95,844
Income taxes payable	479,945	450,533
Other long-term liabilities	31,830	16,601
Redeemable noncontrolling interests	58,126	50,349
IAC shareholders' equity	1,655,728	1,905,049
Noncontrolling interests	51,907	55,091
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,805,828	3,409,865
IAC
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	499,255	545,222	0	1,822
Marketable securities	20,604	165,695
Accounts receivable, net	43	16
Other current assets	58,441	22,936
Property and equipment, net	4,116	897
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	12,913,747	12,565,249
Other non-current assets	320,586	384,683
TOTAL ASSETS	13,816,792	13,684,698
Accounts payable, trade	4,366	4,244
Other Liabilities, Current	74,230	44,458
Long-term debt, net of current maturities	500,000	15,844
Income taxes payable	440,110	431,091
Intercompany liabilities	11,138,983	11,281,079
Other long-term liabilities	3,375	2,933
IAC shareholders' equity	1,655,728	1,905,049
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	13,816,792	13,684,698
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	142,627	110,405
Other current assets	54,568	50,470
Intercompany receivables	500,566	1,133,800
Property and equipment, net	179,582	175,453
Goodwill	1,162,721	838,307
Intangible assets, net	327,031	235,048
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	611,869	689,308
Other non-current assets	16,509	15,903
TOTAL ASSETS	2,995,473	3,248,694
Accounts payable, trade	64,888	36,717
Other Liabilities, Current	214,224	244,199
Long-term debt, net of current maturities	80,000	80,000
Income taxes payable	25,428	14,337
Other long-term liabilities	84,473	92,012
Redeemable noncontrolling interests	1,388	1,593
IAC shareholders' equity	2,525,072	2,779,836
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,995,473	3,248,694
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	250,722	158,931	742,099	1,244,175
Accounts receivable, net	87,160	66,609
Other current assets	44,367	33,863
Intercompany receivables	10,638,417	10,147,279
Property and equipment, net	86,814	83,238
Goodwill	453,433	520,217
Intangible assets, net	155,873	143,059
Other non-current assets	109,912	61,954
TOTAL ASSETS	11,826,698	11,215,150
Accounts payable, trade	29,060	23,437
Other Liabilities, Current	239,773	183,100
Income taxes payable	14,407	5,105
Other long-term liabilities	434,269	424,940
Redeemable noncontrolling interests	56,738	48,756
IAC shareholders' equity	11,000,544	10,474,721
Noncontrolling interests	51,907	55,091
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,826,698	11,215,150
Total Eliminations
Condensed Financial Statements, Captions [Line Items]
Other current assets	(1,037)	4,986
Intercompany receivables	(11,138,983)	(11,281,079)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(13,525,616)	(13,254,557)
Other non-current assets	(167,499)	(208,027)
TOTAL ASSETS	(24,833,135)	(24,738,677)
Other Liabilities, Current	(1,652)	(1,970)
Intercompany liabilities	(11,138,983)	(11,281,079)
Other long-term liabilities	(166,884)	(201,071)
IAC shareholders' equity	(13,525,616)	(13,254,557)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	(24,833,135)	(24,738,677)
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	749,977	704,153	742,099	1,245,997
Marketable securities	20,604	165,695
Accounts receivable, net	229,830	177,030
Other current assets	156,339	112,255
Property and equipment, net	270,512	259,588
Goodwill	1,616,154	1,358,524
Intangible assets, net	482,904	378,107
Other non-current assets	279,508	254,513
TOTAL ASSETS	3,805,828	3,409,865
Accounts payable, trade	98,314	64,398
Other Liabilities, Current	526,575	469,787
Long-term debt, net of current maturities	580,000	95,844
Income taxes payable	479,945	450,533
Other long-term liabilities	355,233	318,814
Redeemable noncontrolling interests	58,126	50,349
IAC shareholders' equity	1,655,728	1,905,049
Noncontrolling interests	51,907	55,091
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,805,828	$ 3,409,865

GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Cost of revenue	270,277	261,932	236,690	223,571	218,412	188,642	181,472	172,718	992,470	761,244	593,816
Selling and marketing expense									898,761	614,174	492,206
General and administrative expense									396,013	328,728	316,500
Product development expense									101,869	78,760	65,097
Depreciation									52,481	56,719	63,897
Amortization of intangibles									35,771	22,057	27,472
Goodwill impairment											28,032
Total costs and expenses									2,477,365	1,861,682	1,587,020
Operating income	85,294	78,033	97,476	62,765	55,455	46,740	58,231	37,336	323,568	197,762	49,795
Equity in losses of unconsolidated affiliates									(25,345)	(36,300)	(25,676)
Other (expense) income, net									(9,161)	10,060	(1,433)
Earnings from continuing operations before income taxes									289,062	171,522	22,686
Income tax benefit (provision)									(119,215)	4,047	(32,079)
Earnings (loss) from continuing operations	44,408	46,185	48,101	31,153	41,798	67,973	45,630	20,168	169,847	175,569	(9,393)
Gain on Liberty Exchange											140,768
Loss from discontinued operations, net of tax									(9,051)	(3,992)	(37,023)
Net earnings	41,938	40,561	43,460	34,837	46,164	64,051	43,142	18,220	160,796	171,577	94,352
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Net earnings attributable to IAC shareholders	40,739	40,717	43,332	34,478	48,766	64,973	42,424	18,070	159,266	174,233	99,359
Comprehensive income attributable to IAC shareholders									139,540	144,244	92,402
IAC
Condensed Financial Statements, Captions [Line Items]
Revenue										413	2,944
Cost of revenue									5,194	4,763	4,224
Selling and marketing expense									4,081	4,385	4,085
General and administrative expense									121,919	120,908	120,629
Product development expense									5,611	7,299	6,613
Depreciation									832	799	580
Total costs and expenses									137,637	138,154	136,131
Operating income									(137,637)	(137,741)	(133,187)
Equity in losses of unconsolidated affiliates									309,693	696,250	267,342
Other (expense) income, net									(84,735)	(733,699)	(276,947)
Earnings from continuing operations before income taxes									87,321	(175,190)	(142,792)
Income tax benefit (provision)									80,996	353,415	138,406
Earnings (loss) from continuing operations									168,317	178,225	(4,386)
Gain on Liberty Exchange											140,768
Loss from discontinued operations, net of tax									(9,051)	(3,992)	(37,023)
Net earnings									159,266	174,233	99,359
Net earnings attributable to IAC shareholders									159,266	174,233	99,359
Comprehensive income attributable to IAC shareholders									139,540	144,244	92,402
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									1,959,488	1,539,282	1,267,664
Cost of revenue									592,007	495,484	408,501
Selling and marketing expense									659,498	490,877	401,086
General and administrative expense									151,204	134,973	125,796
Product development expense									64,222	58,223	49,108
Depreciation									33,631	43,241	52,013
Amortization of intangibles									10,881	3,593	7,605
Goodwill impairment											28,032
Total costs and expenses									1,511,443	1,226,391	1,072,141
Operating income									448,045	312,891	195,523
Equity in losses of unconsolidated affiliates									37,849	29,607	5,168
Other (expense) income, net									(8,057)	(1,073)	(2,838)
Earnings from continuing operations before income taxes									477,837	341,425	197,853
Income tax benefit (provision)									(149,223)	(130,124)	(71,917)
Earnings (loss) from continuing operations									328,614	211,301	125,936
Net earnings									328,614	211,301	125,936
Net (earnings) loss attributable to noncontrolling interests									206	60	3,968
Net earnings attributable to IAC shareholders									328,820	211,361	129,904
Comprehensive income attributable to IAC shareholders									329,593	211,709	129,904
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									847,798	522,496	371,739
Cost of revenue									400,174	262,151	184,586
Selling and marketing expense									236,647	120,527	89,067
General and administrative expense									122,873	72,825	70,080
Product development expense									32,036	13,238	9,376
Depreciation									18,018	12,679	11,304
Amortization of intangibles									24,890	18,464	19,867
Total costs and expenses									834,638	499,884	384,280
Operating income									13,160	22,612	(12,541)
Equity in losses of unconsolidated affiliates									(22,548)	(32,866)	(1,969)
Other (expense) income, net									83,631	744,832	278,352
Earnings from continuing operations before income taxes									74,243	734,578	263,842
Income tax benefit (provision)									(50,988)	(219,244)	(98,568)
Earnings (loss) from continuing operations									23,255	515,334	165,274
Loss from discontinued operations, net of tax									842	4,877	(51,325)
Net earnings									24,097	520,211	113,949
Net (earnings) loss attributable to noncontrolling interests									(1,736)	2,596	1,039
Net earnings attributable to IAC shareholders									22,361	522,807	114,988
Comprehensive income attributable to IAC shareholders									22,484	478,519	113,030
Total Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue									(6,353)	(2,747)	(5,532)
Cost of revenue									(4,905)	(1,154)	(3,495)
Selling and marketing expense									(1,465)	(1,615)	(2,032)
General and administrative expense									17	22	(5)
Total costs and expenses									(6,353)	(2,747)	(5,532)
Equity in losses of unconsolidated affiliates									(350,339)	(729,291)	(296,217)
Earnings from continuing operations before income taxes									(350,339)	(729,291)	(296,217)
Earnings (loss) from continuing operations									(350,339)	(729,291)	(296,217)
Loss from discontinued operations, net of tax									(842)	(4,877)	51,325
Net earnings									(351,181)	(734,168)	(244,892)
Net earnings attributable to IAC shareholders									(351,181)	(734,168)	(244,892)
Comprehensive income attributable to IAC shareholders									(352,077)	(690,228)	(242,934)
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									2,800,933	2,059,444	1,636,815
Cost of revenue									992,470	761,244	593,816
Selling and marketing expense									898,761	614,174	492,206
General and administrative expense									396,013	328,728	316,500
Product development expense									101,869	78,760	65,097
Depreciation									52,481	56,719	63,897
Amortization of intangibles									35,771	22,057	27,472
Goodwill impairment											28,032
Total costs and expenses									2,477,365	1,861,682	1,587,020
Operating income									323,568	197,762	49,795
Equity in losses of unconsolidated affiliates									(25,345)	(36,300)	(25,676)
Other (expense) income, net									(9,161)	10,060	(1,433)
Earnings from continuing operations before income taxes									289,062	171,522	22,686
Income tax benefit (provision)									(119,215)	4,047	(32,079)
Earnings (loss) from continuing operations									169,847	175,569	(9,393)
Gain on Liberty Exchange											140,768
Loss from discontinued operations, net of tax									(9,051)	(3,992)	(37,023)
Net earnings									160,796	171,577	94,352
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Net earnings attributable to IAC shareholders									159,266	174,233	99,359
Comprehensive income attributable to IAC shareholders									$ 139,540	$ 144,244	$ 92,402

GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		$ 354,527	$ 372,386	$ 340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(411,035)	(278,469)	(17,333)
Capital expenditures		(51,201)	(39,954)	(39,829)
Proceeds from maturities and sales of marketable debt securities		195,501	584,935	763,326
Purchases of marketable debt securities		(53,952)	(203,970)	(838,155)
Proceeds from sales of long-term investments		14,194	15,214	5,324
Purchases of long-term investments		(36,094)	(90,245)	(2,283)
Dividend received from Meetic S.A.				11,355
Other, net		(9,501)	(12,697)	(501)
Net cash used in investing activities attributable to continuing operations		(352,088)	(25,186)	(118,096)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt		500,000
Purchase of treasury stock		(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes		262,841	132,785	25,939
Dividends		(68,163)	(10,668)
Excess tax benefits from stock-based awards		57,101	22,166	14,291
Liberty Exchange	(217,900)			(217,921)
Other, net		(15,648)	(8,751)	79
Net cash provided by (used in) financing activities attributable to continuing operations		44,301	(372,233)	(717,210)
Total cash used in (provided by) continuing operations		46,740	(25,033)	(494,599)
Total cash used in discontinued operations		(3,472)	(8,417)	(7,545)
Effect of exchange rate changes on cash and cash equivalents		2,556	(4,496)	(1,754)
Net increase (decrease) in cash and cash equivalents		45,824	(37,946)	(503,898)
Cash and cash equivalents at beginning of period		704,153	742,099	1,245,997
Cash and cash equivalents at end of period		749,977	704,153	742,099
IAC
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		(116,353)	(75,300)	13,637
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(35,159)
Capital expenditures		(3,969)	(798)	0
Proceeds from maturities and sales of marketable debt securities		195,501	267,635
Purchases of marketable debt securities		(53,952)	(74,240)
Proceeds from sales of long-term investments		14,194	10,214	5,324
Purchases of long-term investments		(27,187)	(35,263)	(697)
Other, net		(351)		1,967
Net cash used in investing activities attributable to continuing operations		89,077	167,548	6,594
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt		500,000
Purchase of treasury stock		(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes		262,841	132,785	25,939
Dividends		(68,163)	(10,668)
Excess tax benefits from stock-based awards		52,209	22,166	5,202
Liberty Exchange				(217,921)
Intercompany		(56,840)	824,194	703,868
Other, net		(12,937)	(3,843)
Net cash provided by (used in) financing activities attributable to continuing operations		(14,720)	456,869	(22,510)
Total cash used in (provided by) continuing operations		(41,996)	549,117	(2,279)
Total cash used in discontinued operations		(3,971)	(7,166)	457
Effect of exchange rate changes on cash and cash equivalents			3,271
Net increase (decrease) in cash and cash equivalents		(45,967)	545,222	(1,822)
Cash and cash equivalents at beginning of period		545,222	0	1,822
Cash and cash equivalents at end of period		499,255	545,222	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		458,190	369,744	311,054
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(340,648)	(80,998)	(10,000)
Capital expenditures		(29,550)	(28,924)	(36,497)
Purchases of long-term investments		(724)	(51,008)	(9)
Other, net		117	1,886	(541)
Net cash used in investing activities attributable to continuing operations		(370,805)	(159,044)	(47,047)
Cash flows from financing activities attributable to continuing operations:
Excess tax benefits from stock-based awards		4,892		4,285
Intercompany		(92,259)	(210,593)	(268,041)
Other, net			(249)
Net cash provided by (used in) financing activities attributable to continuing operations		(87,367)	(210,842)	(263,756)
Total cash used in (provided by) continuing operations		18	(142)	251
Effect of exchange rate changes on cash and cash equivalents		(18)	142	(251)
Net increase (decrease) in cash and cash equivalents		0	0	0
Cash and cash equivalents at beginning of period		0	0	0
Cash and cash equivalents at end of period		0	0	0
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		12,690	77,942	16,016
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(35,228)	(197,471)	(7,333)
Capital expenditures		(17,682)	(10,232)	(3,332)
Proceeds from maturities and sales of marketable debt securities			317,300	763,326
Purchases of marketable debt securities			(129,730)	(838,155)
Proceeds from sales of long-term investments			5,000
Purchases of long-term investments		(8,183)	(3,974)	(1,577)
Dividend received from Meetic S.A.				11,355
Other, net		(9,267)	(14,583)	(1,927)
Net cash used in investing activities attributable to continuing operations		(70,360)	(33,690)	(77,643)
Cash flows from financing activities attributable to continuing operations:
Excess tax benefits from stock-based awards				4,804
Intercompany		149,099	(613,601)	(435,827)
Other, net		(2,711)	(4,659)	79
Net cash provided by (used in) financing activities attributable to continuing operations		146,388	(618,260)	(430,944)
Total cash used in (provided by) continuing operations		88,718	(574,008)	(492,571)
Total cash used in discontinued operations		499	(1,251)	(8,002)
Effect of exchange rate changes on cash and cash equivalents		2,574	(7,909)	(1,503)
Net increase (decrease) in cash and cash equivalents		91,791	(583,168)	(502,076)
Cash and cash equivalents at beginning of period		158,931	742,099	1,244,175
Cash and cash equivalents at end of period		250,722	158,931	742,099
Total Eliminations
Cash flows from investing activities attributable to continuing operations:
Net cash used in investing activities attributable to continuing operations		0
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		354,527	372,386	340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(411,035)	(278,469)	(17,333)
Capital expenditures		(51,201)	(39,954)	(39,829)
Proceeds from maturities and sales of marketable debt securities		195,501	584,935	763,326
Purchases of marketable debt securities		(53,952)	(203,970)	(838,155)
Proceeds from sales of long-term investments		14,194	15,214	5,324
Purchases of long-term investments		(36,094)	(90,245)	(2,283)
Dividend received from Meetic S.A.				11,355
Other, net		(9,501)	(12,697)	(501)
Net cash used in investing activities attributable to continuing operations		(352,088)	(25,186)	(118,096)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt		500,000
Purchase of treasury stock		(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes		262,841	132,785	25,939
Dividends		(68,163)	(10,668)
Excess tax benefits from stock-based awards		57,101	22,166	14,291
Liberty Exchange				(217,921)
Other, net		(15,648)	(8,751)	79
Net cash provided by (used in) financing activities attributable to continuing operations		44,301	(372,233)	(717,210)
Total cash used in (provided by) continuing operations		46,740	(25,033)	(494,599)
Total cash used in discontinued operations		(3,472)	(8,417)	(7,545)
Effect of exchange rate changes on cash and cash equivalents		2,556	(4,496)	(1,754)
Net increase (decrease) in cash and cash equivalents		45,824	(37,946)	(503,898)
Cash and cash equivalents at beginning of period		704,153	742,099	1,245,997
Cash and cash equivalents at end of period		$ 749,977	$ 704,153	$ 742,099

Schedule II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2011 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2010 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2012 Magazine publishing allowance for newsstand returns	Dec. 31, 2012 Sales returns accrual	Dec. 31, 2011 Sales returns accrual	Dec. 31, 2010 Sales returns accrual	Dec. 31, 2012 Deferred tax valuation allowance	Dec. 31, 2011 Deferred tax valuation allowance	Dec. 31, 2010 Deferred tax valuation allowance	Dec. 31, 2012 Other reserves	Dec. 31, 2011 Other reserves	Dec. 31, 2010 Other reserves	Dec. 31, 2009 Other reserves
Description
Balance at Beginning of Period	$ 7,309	$ 8,848	$ 10,515		$ 1,020	$ 913	$ 873	$ 45,084	$ 40,266	$ 35,331	$ 1,925	$ 2,119	$ 1,555	$ 2,666
Charges to Earnings	12,237	8,898	9,013	10,426	17,728	16,573	14,026	9,320	5,732	4,511
Charges to Other Accounts	654	(329)	81	33				6,379	(914)	424
Deductions	(11,425)	(10,108)	(10,761)	(8,146)	(17,504)	(16,466)	(13,986)
Balance at End of Period	$ 8,775	$ 7,309	$ 8,848	$ 2,313	$ 1,244	$ 1,020	$ 913	$ 60,783	$ 45,084	$ 40,266	$ 1,925	$ 2,119	$ 1,555	$ 2,666